SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [x]

     Pre-Effective Amendment No.                                [ ]

     Post-Effective Amendment No. 39                            [x]


                                File No. 2-21600

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 25                                           [x]


                               File No. 811-1209



                    BRIDGES INVESTMENT FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

256 Durham Plaza, 8401 West Dodge Road, Omaha, Nebraska 68114

            (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code      402-397-4700

Edson L. Bridges II, 256 Durham Plaza, 8401 West Dodge Road, Omaha, NE 68114

                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering                      N/A


It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [ ]   on (date) pursuant to paragraph (b)
     [x]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1)
     [ ]   75 days after filing pursuant to paragraph (a)(2)
     [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

     [ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  CAPITAL STOCK
                             CONTENTS OF FORM N-1A
                                      AND
                             CROSS REFERENCE SHEET
                              REQUIRED BY RULE 404


                                                                No. in
                                                                Part A

PART A  INFORMATION REQUIRED IN A PROSPECTUS
 Item 1.     Cover Page...............................................1
 Item 2.     Synopsis.................................................2
 Item 2.
   (a).      Shareholder Transaction Expenses.........................4
 Item 3.     Condensed Financial Information..........................5
 Item 4.     General Description of Registrant........................6
 Item 5.     Management of the Fund...................................8
   (a).      Management's Discussion of Fund Performance.............10
 Item 6.     Capital Stock and Other Securities......................12
 Item 7.     Purchase of Securities Being Offered....................14
 Item 8.     Redemption of Shares (Repurchase).......................23
 Item 9.     Legal Proceedings.......................................25

                                                                No. in
                                                                Part B

PART B  INFORMATION REQUIRED IN A STATEMENT OF ADDL. INFO.
 Item 10.    Cover Page...............................................1
 Item 11.    Table of Contents........................................2
 Item 12.    General Information and History..........................3
 Item 13.    Investment Objectives and Policies.......................3
 Item 14.    Management of the Fund (Registrant)......................6
 Item 15.    Control Persons and Principal Holders of Securities.....11
 Item 16.    Investment Advisory and Other Services..................14
 Item 17.    Brokerage Allocation....................................16
 Item 18.    Capital Stock and Other Securities......................17
 Item 19.    Purchase, Redemption and Pricing of Securities
              Being Offered..........................................18
 Item 20.    Tax Status..............................................19
 Item 21.    Underwriters............................................19
 Item 22.    Calculation of Performance Data.........................19
 Item 23.    Financial Statements....................................19


                                                                  No. in
                                                                  Part C

PART C  OTHER INFORMATION
 Item 24.    Financial Statements and Exhibits......................2-7
 Item 25.    Persons Controlled by or Under Common Control............7
 Item 26.    Number of Holders of Securities..........................8
 Item 27.    Indemnification..........................................8
 Item 28.    Business and Other Connections of Investment Adviser..8-10
 Item 29     Principal Underwriters..................................10
 Item 30.    Location of Accounts and Records........................10
 Item 31.    Management Services.....................................10
 Item 32.    Undertakings............................................10

SIGNATURES........................................................11-12

SUMMARY PROSPECTUS.................................................None
Bridges Investment Fund, Inc.       1               February 27, 1998
  Prospectus -- Part A

INFORMATION REQUIRED IN A PROSPECTUS

PROSPECTUS                 BRIDGES INVESTMENT FUND, INC.        CAPITAL STOCK
   FEBRUARY 27, 1998          8401 WEST DODGE ROAD
                             OMAHA, NEBRASKA   68114
                                    402-397-4700

INVESTMENT OBJECTIVES

      THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM CAPITAL APPRECIATION. THE DEVELOPMENT OF A MODEST AMOUNT OF CURRENT INCOME IS A SECONDARY INVESTMENT OBJECTIVE.

PORTFOLIO INVESTMENTS

      THE FUND INTENDS TO ACHIEVE ITS INVESTMENT OBJECTIVES THROUGH THE OWNERSHIP OF COMMON STOCKS, SECURITIES CONVERTIBLE INTO COMMON STOCKS, AND FIXED INCOME SECURITIES. THE NON-CONVERTIBLE FIXED INCOME SECURITIES ISSUED BY CORPORATIONS MAY NOT ACCOUNT FOR MORE THAN 40% OF THE MARKET VALUE OF THE FUND'S PORTFOLIO.

PURCHASE PRICE

      SHARES OF CAPITAL STOCK ARE OFFERED TO THE PUBLIC BY THE FUND AT THE NEXT DETERMINED NET ASSET VALUE WHICH VARIES WITH THE CHANGES IN THE MARKET VALUE OF THE FUND'S PORTFOLIO.

NO SELLING COMMISSIONS

      THE FUND RECEIVES THE FULL AMOUNT PAID BY PURCHASERS OF THESE SHARES SINCE THERE ARE NO UNDERWRITING DISCOUNTS OR SELLING CHARGES PAID TO ANYONE. HOWEVER, SERVICE CHARGES ARE IMPOSED ON CERTAIN PLAN ACCOUNT OPERATIONS AS DESCRIBED ON PAGES 18 AND 20.

PURCHASE PLANS

      THE FUND REQUIRES A MINIMUM INITIAL INVESTMENT OF $800.00. SHARES CAN BE PURCHASED FOR LESSER AMOUNTS UNDER THE REINVESTMENT OF CASH DISTRIBUTIONS PLAN AND SCHEDULED INVESTMENTS PLAN AS DESCRIBED IN THIS PROSPECTUS. IN ADDITION, INDIVIDUAL RETIREMENT CUSTODIAN ACCOUNTS (IRA) AND STANDARD RETIREMENT PLANS ARE AVAILABLE TO INDIVIDUALS, PARTNERSHIPS, AND CORPORATIONS. AS SET FORTH HEREIN, THERE ARE CERTAIN TRANSACTION CHARGES BY FIRST BANK N.A. OMAHA, NEBRASKA AS INVESTOR'S AGENT IN CONNECTION WITH INVESTMENTS AND REINVESTMENTS UNDER SUCH PLANS.

REDEMPTION PRICE

      SHARES OF CAPITAL STOCK OF THE FUND ARE REDEEMED AT CURRENT NET ASSET VALUE NEXT DETERMINED, WHICH VARIES WITH THE CHANGES IN MARKET VALUE OF SECURITIES OWNED.


Bridges Investment Fund, Inc.        -2-              February 27, 1998
  Prospectus -- Part A



INVESTMENT ADVISER

      THE INVESTMENT ADVISER TO AND THE MANAGER FOR THE FUND IS BRIDGES INVESTMENT COUNSEL, INC., 256 DURHAM PLAZA, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA 68114.

SPECIAL NOTICES

      THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT BRIDGES INVESTMENT FUND, INC. THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. 20549, IN TWO SEGMENTS: PART B--INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION AND PART C--OTHER INFORMATION. DESCRIPTIONS
OF THE TOPICS COVERED BY PART B AND PART C ARE FOUND ON PAGE    25     OF THIS
PROSPECTUS. COPIES OF PART B AND PART C ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE. TO OBTAIN SUCH ADDITIONAL INFORMATION, WRITE OR CALL THE FUND'S OFFICE AT THE ADDRESS OR NUMBER SHOWN ABOVE. NO INFORMATION IN THIS PROSPECTUS HAS BEEN INCORPORATED BY REFERENCE FROM PART B OR PART C.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                             (END OF COVER PAGE)
SYNOPSIS

      THE FOLLOWING INFORMATION IS A SUMMARY OF IMPORTANT INFORMATION FOR A PROSPECTIVE INVESTOR OR A PRESENT SHAREHOLDER IN BRIDGES INVESTMENT FUND, INC.:

a. THE TITLE OF THE SHARES OF THE FUND WHICH ARE OFFERED FOR SALE IN THIS PROSPECTUS IS CAPITAL STOCK. THE FUND DOES NOT OFFER ANY OTHER SECURITIES FOR SALE.
b. THE NAME OF THE INVESTMENT ADVISER TO THE FUND IS BRIDGES INVESTMENT COUNSEL, INC. THE INVESTMENT ADVISER'S ADDRESS IS 256 DURHAM PLAZA, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA 68114. THE PHONE NUMBER OF THE INVESTMENT ADVISER IS 402-397-4700.
c. THERE IS NO SALES LOAD OR COMMISSION PAID AS A PERCENTAGE OF THE NET AMOUNT INVESTED.
d.  THE MINIMUM INITIAL INVESTMENT IN SHARES OF CAPITAL STOCK OF THE FUND IS
    $800.
e. THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM CAPITAL APPRECIATION. THE DEVELOPMENT OF A MODEST AMOUNT OF CURRENT INCOME IS A SECONDARY INVESTMENT OBJECTIVE. THERE CAN BE NO ASSURANCE THESE OBJECTIVES CAN BE ACHIEVED. SEE PAGES 3-5 IN THE STATEMENT OF ADDITIONAL INFORMATION-


    Bridges Investment Fund, Inc.        -3-          February 27, 1998
      Prospectus -- Part A




    -PART B FOR A FULL EXPLANATION OF INVESTMENT OBJECTIVES, POLICIES, AND POLICY RESTRICTIONS.
f. THE FUND HAS OPERATED AS AN OPEN-END DIVERSIFIED INVESTMENT COMPANY SINCE JULY 1, 1963, AND THE FUND INTENDS TO CONTINUE ON THIS SAME BASIS.
g. THE INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC., PROVIDES SECURITY RESEARCH AND FINANCIAL ANALYSIS INFORMATION, DECISION-MAKING ASSISTANCE, INVESTMENT MANAGEMENT, CONSULTING JUDGMENT AND OPINIONS, AND ADMINISTRATIVE SERVICES TO A WIDE RANGE OF SECURITIES PORTFOLIOS REPRESENTING PERSONAL INDIVIDUALS, TRUSTS, CHARITABLE FOUNDATIONS, AND FINANCIAL INSTITUTIONS. THE FIRM MANAGES ONE NO-LOAD, OPEN-END INVESTMENT MANAGEMENT COMPANY, BRIDGES INVESTMENT FUND, INC. BRIDGES INVESTMENT COUNSEL, INC. RECEIVES AN ANNUAL FEE OF 1/2 OF 1% OF THE AVERAGE NET ASSET VALUE OF THE FUND, DETERMINED ON THE BASIS OF TWELVE MONTH-END VALUATIONS TO DETERMINE THE AVERAGE NET ASSET VALUE.
h. THE REDEMPTION PRICE OF THE FUND IS THE NEXT DETERMINED NET ASSET VALUE PER SHARE. THE FUND REPURCHASES THE STOCKHOLDER'S SHARES. THERE IS NO SECONDARY MARKET FOR THE SHARES OF CAPITAL STOCK OF BRIDGES INVESTMENT FUND, INC.
i. THE RISK OR SPECULATIVE FACTORS PECULIAR TO BRIDGES INVESTMENT FUND, INC. MAY BE THAT THE FUND IS A RELATIVELY SMALL INVESTMENT COMPANY WITH NET
    ASSETS OF    $36.6     MILLION DOLLARS AT YEAR-END    1997    , AND IT IS
    SPONSORED BY BRIDGES INVESTMENT COUNSEL, INC., A MEDIUM SIZED INVESTMENT
    COUNSEL FIRM WITH THREE PROFESSIONAL PERSONS AND MORE THAN    FIFTEEN
    STAFF INDIVIDUALS. WITH RESPECT TO THE MODERATE SIZE OF THE BRIDGES INVESTMENT COUNSEL, INC. ORGANIZATION, SOME INVESTORS MAY CONSIDER THIS STRUCTURE TO BE AN ADVANTAGE RATHER THAN A DETRIMENT TO LONG-TERM SUCCESSFUL INVESTMENT RESULTS.
j. BRIDGES INVESTMENT FUND, INC. IS AN OPEN-END INVESTMENT MANAGEMENT COMPANY DESIGNED TO PROVIDE INVESTORS IN SECURITIES WITH A DIVERSIFIED PORTFOLIO CONSISTING OF COMMON STOCKS, SECURITIES CONVERTIBLE INTO COMMON STOCKS, AND FIXED INCOME SECURITIES. THE NON-CONVERTIBLE U.S. TREASURY AND CORPORATE FIXED INCOME SECURITIES MAY NOT ACCOUNT FOR MORE THAN 40% OF THE MARKET
    VALUE OF THE FUND'S PORTFOLIO -- SEE PAGE    7.
k. THE FUND WAS CREATED PRIMARILY FOR THE PURPOSE OF EXTENDING THE SERVICES OF THE INVESTMENT MANAGEMENT FIRM OF BRIDGES INVESTMENT COUNSEL, INC. TO INVESTORS WHOSE FUNDS ARE INSUFFICIENT IN SIZE TO PERMIT ECONOMICAL ADMINISTRATION AS SEPARATE ACCOUNTS. BY ACQUIRING SHARES OF THE FUND, INVESTORS OBTAIN SECURITIES DIVERSIFICATION AND CONTINUOUS INVESTMENT SUPERVISION. AN INVESTMENT IN THE FUND DOES NOT REMOVE THE MARKET RISK INHERENTLY INVOLVED IN MAKING SECURITIES INVESTMENTS.
l. THE FUND MAY WRITE COVERED CALL OPTIONS AS DESCRIBED ON PAGES 4 AND 5 OF THE STATEMENT OF ADDITIONAL INFORMATION--PART B. THE RISK IN WRITING A COVERED CALL OPTION IS THAT THE PRICE OF THE UNDERLYING COMMON STOCK WILL


Bridges Investment Fund, Inc.         -4-            February 27, 1998
  Prospectus -- Part A



    RISE ABOVE ITS STRIKE OR SELLING PRICE OF THE OPTION CONTRACT.

                              PROSPECTUS FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES


    REDEMPTION FEE (AS A PERCENTAGE OF THE AMOUNT REDEEMED):   NONE

    REINVESTMENT OF CASH DISTRIBUTIONS TRANSACTION FEE; $1.05 PER
      TRANSACTION, FOUR TRANSACTIONS PER YEAR FOR DIVIDEND PAYMENTS, AND ONE TRANSACTION PER YEAR FOR CAPITAL GAINS DISTRIBUTIONS, IF ANY.

ANNUAL FUND OPERATING EXPENSES

    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

       MANAGEMENT FEES                                                  0.50%


      OTHER EXPENSES                                                    0.31%


        AUDIT AND CUSTODIAN SERVICES                           0.13%


        BOOKKEEPING, DIVIDEND AND TRANSFER AGENT SERVICES,
           COMPUTER PROGRAMMING, PRINTING AND SUPPLIES         0.12%


        INSURANCE, LICENSES, TAXES AND OTHER                   0.06%


    TOTAL FUND OPERATING EXPENSES                                       0.81%


EXAMPLE                           1 YEAR    3 YEARS    5 YEARS     10 YEARS

YOU WOULD PAY THE FOLLOWING
EXPENSES ON A $1,000 INVESTMENT
ASSUMING (1) 5% ANNUAL RETURN AND
(2) REDEMPTION AT THE END OF EACH
TIME PERIOD:                       $13         $39        $67         $146


YOU WOULD PAY THE FOLLOWING
EXPENSES ON THE SAME INVESTMENT,
ASSUMING NO REDEMPTION:            $13         $39        $67         $146

      THE TABLE ABOVE IS DESIGNED TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A HYPOTHETICAL INVESTMENT OF $1,000 IN BRIDGES INVESTMENT FUND, INC. WILL BEAR DIRECTLY OR INDIRECTLY FOR THE HOLDING PERIODS SHOWN AND FOR THE ASSUMPTIONS SET FORTH THEREIN. THE REINVESTMENT OF CASH DISTRIBUTIONS TRANSACTION FEE OF $1.05 IS DESCRIBED ON PAGE 13 OF THIS


Bridges Investment Fund, Inc.         -5-             February 27, 1998
  Prospectus  --  Part A



PROSPECTUS FOR FOUR QUARTERLY DIVIDEND PAYMENTS. THE TOTAL FUND OPERATING EXPENSES ARE TABULATED ON PAGE 30 OF THE STATEMENT OF ADDITIONAL INFORMATION, AND THEY ARE SUMMARIZED ON PAGE 11 OF THIS PROSPECTUS.

      THE EXPENSES IN THE HYPOTHETICAL EXAMPLE ARE CALCULATED FOR THE MOST RECENT FISCAL YEAR FOR THE FUND, EXCEPT WHERE AN EXPENSE HAS CHANGED FOR THE CURRENT FISCAL YEAR IN WHICH CASE THE PRESENT COST IS REFLECTED IN THE ESTIMATED COSTS. THE EXPENSES SHOW BOTH THE AMOUNTS PAID IN THE FUND'S FINANCIAL STATEMENTS AND THE COSTS PAID BY THE SHAREHOLDER.

          THIS HYPOTHETICAL EXAMPLE ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED. AN INVESTOR WHO DOES NOT REINVEST THESE DISTRIBUTIONS WOULD SAVE $4 PER YEAR IN TRANSACTION FEES UNDER THE CALCULATIONS SHOWN IN THE TABLE ABOVE. THE ESTIMATES SHOWN IN THE HYPOTHETICAL EXAMPLE ABOVE SHOULD NOT BE

CONSIDERED AS A REPRESENTATION OF PAST OR FUTURE EXPENSES.  ACTUAL EXPENSES MAY

BE GREATER OR LESSER THAN THE AMOUNTS SHOWN.


CONDENSED FINANCIAL INFORMATION

          THE FOLLOWING TABLE OF PER SHARE FINANCIAL HIGHLIGHTS HAS BEEN DERIVED FROM RECORDS MAINTAINED BY THE FUND. THE PER SHARE INCOME AND CAPITAL CHANGES
FOR EACH OF THE MOST RECENT FIVE YEARS ENDED DECEMBER 31,    1997,     HAVE BEEN
AUDITED BY ARTHUR ANDERSEN LLP. THEIR REPORT APPEARS IN THE STATEMENT OF ADDITIONAL INFORMATION, AND THE ASSOCIATED FINANCIAL STATEMENTS AND NOTES THERETO SHOULD BE READ IN CONJUNCTION WITH THIS TABLE.

                   [THIS SPACE IS LEFT BLANK INTENTIONALLY.]



Bridges Investment Fund, Inc.         -6-             February 27, 1998
  Prospectus  --  Part A









                               FINANCIAL HIGHLIGHTS*
                        FOR THE YEARS ENDED DECEMBER 31


                        1997    1996    1995    1994    1993    1992    1991    1990   1989   1988

NET ASSET VALUE,
BEGINNING OF PERIOD   $24.56  $21.54  $17.10 $17.80  $17.51  $17.30  $15.15  $15.97 $14.07 $15.00



INCOME FROM
INVESTMENT
OPERATIONS

 NET INVESTMENT         $.51    $.55    $.58    $.59    $.61    $.63    $.66    $.67   $.67   $.69
INCOME
NET GAINS OR
(LOSSES)
 ON SECURITIES (BOTH
 REALIZED AND
 UNREALIZED)           $4.77   $3.28   $4.63   $(.52)   $.46    $.37   $2.44   $(.39) $2.44   $.34


  TOTAL FROM INVEST.
   OPERATIONS          $5.28   $3.83   $5.21    $.07   $1.07   $1.00   $3.10    $.28  $3.11  $1.03

LESS DISTRIBUTIONS

 DIVIDENDS FROM NET
  INVESTMENT INCOME   $(.51)  $(.55)  $(.58)  $(.59)  $(.61)  $(.63)  $(.66)  $(.67) $(.67) $(.85)
DISTRIBUTIONS FROM
 CAPITAL GAINS
                      $(.31)  $(.26)  $(.19)  $(.18)  $(.17)  $(.16)  $(.29)  $(.43) $(.54)$(1.11)

  TOTAL               $(.82)  $(.81)  $(.77)  $(.77)  $(.78)  $(.79)  $(.95) $(1.10)$(1.21)$(1.96)
DISTRIBUTIONS

NET ASSET VALUE,
 END OF PERIOD        $29.02  $24.56  $21.54  $17.10  $17.80  $17.51  $17.30  $15.15 $15.97 $14.07





 TOTAL RETURN         21.47%  17.78%  30.46%   0.39%   6.18%   5.94%  20.78%   1.89% 22.22%  6.96%


RATIOS/SUPPLEMENTAL
 DATA


NET ASSETS, END OF
 PERIOD (IN
                     $36,648 $29,249 $24,052 $18,096 $17,991 $17,007 $14,375 $11,283 $10,895 $8,593
THOUSANDS)
RATIO OF EXPENSES TO
 AVERAGE NET
                       0.81%   0.87%   0.89%   0.90%   0.90%   0.94%   0.98%   0.99%  0.99%  1.01%
ASSETS**
RATIO OF NET INC.
 TO AVG. NET ASSETS
                       2.64%   3.23%   3.80%   4.25%   4.32%   4.57%   4.91%   5.28%  4.29%  4.49%

PORTFOLIO TURNOVER
 RATE                     8%      8%      7%     10%     11%      7%     28%     26%    27%    31%
AVG. COMM. RATE       0.1003  0.1900  0.1222  0.1470  0.1253  0.1781  0.1195  0.1297 0.2095 0.1929
PD.***

   *PER SHARE INCOME AND CAPITAL CHANGE DATA IS COMPUTED USING THE WEIGHTED
     AVERAGE NUMBER OF SHARES OUTSTANDING METHOD.
   **AVERAGE NET ASSET DATA IS COMPUTED USING MONTHLY NET ASSET VALUE FIGURES.
   ***CENTS PER SHARE





GENERAL DESCRIPTION OF REGISTRANT


      HISTORY -- THE FUND WAS ORGANIZED AS AN OPEN-END INVESTMENT COMPANY UNDER

THE LAWS OF NEBRASKA ON MARCH 20, 1963. INVESTMENT OPERATIONS COMMENCED ON JULY 1, 1963, AND THE SHARES OF CAPITAL STOCK WERE SOLD TO THE GENERAL PUBLIC ON DECEMBER 7, 1963. THE FUND HAS CONDUCTED ITS BUSINESS CONTINUOUSLY SINCE THE INITIATION OF THESE ACTIVITIES.

      INVESTMENT OBJECTIVES AND POLICIES -- THE PRIMARY INVESTMENT OBJECTIVE OF

THE FUND IS LONG-TERM CAPITAL APPRECIATION. IN PURSUIT OF THAT OBJECTIVE, THE FUND WILL INVEST PRIMARILY IN COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS, AND THE MARKET VALUE OF THESE SECURITIES WILL NORMALLY REPRESENT 60% OR MORE OF THE TOTAL VALUE OF THE FUND'S ASSETS. THE SELECTION OF COMMON


Bridges Investment Fund, Inc.         -7-              February 27, 1998
  Prospectus  -- Part A



STOCKS AND CONVERTIBLE SECURITIES WILL EMPHASIZE COMPANIES WHICH, IN THE OPINION OF THE FUND'S MANAGEMENT, OFFER OPPORTUNITIES FOR INCREASED EARNINGS AND DIVIDENDS. HOWEVER, THE FUND MAY ALSO INVEST IN COMMON STOCKS WHICH MAY BE CYCLICALLY DEPRESSED OR UNDERVALUED, AND, THEREFORE, MAY OFFER POTENTIAL FOR CAPITAL APPRECIATION.


      THE DEVELOPMENT OF A MODEST AMOUNT OF CURRENT INCOME IS A SECONDARY INVESTMENT OBJECTIVE OF THE FUND. IN MOVING TOWARDS THAT GOAL, THE FUND MAY ACQUIRE INVESTMENT GRADE CORPORATE BONDS, DEBENTURES, U.S. TREASURY BONDS AND NOTES, AND PREFERRED STOCKS, PROVIDED NOT MORE THAN 40% OF THE VALUE OF ITS ASSETS ARE MAINTAINED IN THESE TYPES OF FIXED INCOME SECURITIES. INVESTMENT GRADE CORPORATE BONDS AND PREFERRED STOCKS MUST CARRY, AT THE TIME OF PURCHASE, A MOODY'S INVESTOR SERVICE RATING OF BAA OR HIGHER OR A STANDARD & POOR'S CORPORATION RATING OF BBB OR HIGHER. SOME SECURITIES RATED BAA OR BBB MAY HAVE SPECULATIVE CHARACTERISTICS. THE INVESTMENT GRADE BONDS, DEBENTURES, AND PREFERRED STOCKS MAY ALSO BE EMPLOYED TO PROVIDE A SOURCE OF FUNDS FOR FUTURE PURCHASES OF EQUITY TYPE SECURITIES.

      THE FUND MAY PURCHASE INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS, PROVIDED THAT THE MARKET VALUE OF SUCH SECURITIES WILL NOT EXCEED 10% OF TOTAL ASSETS, AND A FURTHER LIMITATION WILL REQUIRE THAT THESE SECURITIES BE TRADED AS AMERICAN DEPOSITORY RECEIPTS.

      FOR SPECULATIVE CAPITAL GAIN PURPOSES, THE FUND MAY PURCHASE BONDS, DEBENTURES, AND PREFERRED STOCKS THAT CARRY EXTRAORDINARILY HIGH YIELDS AND BALANCE SHEET RISK OR WHICH HAVE ONE OR MORE INTEREST OR DIVIDEND PAYMENTS IN ARREARS, PROVIDING THAT THE PURCHASE OF THIS TYPE OF SECURITIES WILL BE LIMITED TO 5% OF THE VALUE OF THE ASSETS OF THE FUND. SOME OF THE SECURITIES OF THIS GENERIC TYPE HAVE BEEN DESCRIBED IN THE CURRENT MARKET ENVIRONMENT AS JUNK BONDS. HISTORICALLY, THE FUND'S SECURITY SELECTION POLICY PERMITTED THE SELECTION OF ISSUES THAT HAD NOT BEEN PART OF A LEVERAGED BUY-OUT OR OTHER RECAPITALIZATION TRANSACTION BUT THAT WERE OR COULD BE ATTRACTIVE FOR REASONS RELATED TO A RECOVERY OF PREVIOUS FUNDAMENTAL VALUE THAT EXISTED AT THE TIME OF THEIR ORIGINAL ISSUANCE. REFER TO PAGE 5 -- PART B OF THE STATEMENT OF ADDITIONAL INFORMATION FOR AN EXPANDED DISCUSSION OF THIS POLICY.

      UNDER UNUSUAL ECONOMIC OR FINANCIAL MARKET CIRCUMSTANCES, THE FUND MAY MAINTAIN A SUBSTANTIAL PART OR ALL OF ITS ASSETS IN CASH OR U.S. GOVERNMENT SECURITIES FOR TEMPORARY DEFENSIVE PURPOSES. THE FUND MAY MAINTAIN POSITIONS IN U.S. GOVERNMENT SECURITIES FOR AS LONG AS SUCH UNUSUAL MARKET CONDITIONS EXIST, AND THE AMOUNTS OF THESE TREASURY SECURITIES WILL BE EXCLUDED WHEN THE DAILY CALCULATION IS MADE TO ALLOCATE SECURITIES VALUES UNDER THE 40% OF THE VALUE OF


Bridges Investment Fund, Inc.         -8-            February 27, 1998
  Prospectus -- Part A



TOTAL ASSETS POLICY GUIDELINE FOR THE INVESTMENT GRADE BOND, DEBENTURES, AND PREFERRED STOCKS.

      THE FOREGOING POLICIES AS TO INVESTMENTS MAY BE ALTERED BY THE FUND'S BOARD OF DIRECTORS; HOWEVER, THEY WILL NOT BE CHANGED WITHOUT PRIOR WRITTEN NOTICE TO SHAREHOLDERS IN A SUPPLEMENT TO THE PROSPECTUS, OR AT SUCH TIME AS THE NEXT ANNUAL REVISIONS TO THE PROSPECTUS BECOME EFFECTIVE.

      IN ADDITION TO THE INVESTMENT OBJECTIVES AND POLICIES DISCLOSED ABOVE, THE FUND ADHERES TO CERTAIN OTHER INVESTMENT POLICY AND SELECTION RESTRICTIONS WHICH ARE SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

      AN INVESTOR SHOULD BE AWARE THAT THE OWNERSHIP OF COMMON STOCKS THROUGH AN INVESTMENT IN THE FUND ENTAILS PRICE VOLATILITY RISKS ATTENDANT TO THE GENERAL MARKET ACTION FOR ALL TYPES OF EQUITIES. INVESTORS SHOULD ALSO RECOGNIZE THAT AN INVERSE RELATIONSHIP EXISTS BETWEEN BOND PRICES AND INTEREST RATES WHEREIN HIGHER INTEREST RATES COULD CAUSE LOWER BOND PRICES, AND LOWER INTEREST RATES COULD CREATE HIGHER BOND PRICES WITH THE IMPACT OF THESE INTEREST RATE CONDITION CHANGES BEING THE GREATEST UPON THE VERY LONG MATURITY ISSUES.

      WITH RESPECT TO THE UTILIZATION OF U.S. TREASURY SECURITIES FOR TEMPORARY DEFENSIVE PURPOSES, INVESTORS SHOULD ANTICIPATE THAT THESE DEFENSIVE ACTIONS MAY RESULT IN LESS THAN 60% OF THE ASSETS OF THE FUND TO BE HELD IN COMMON STOCKS AND OTHER EQUITY TYPE SECURITIES AND THAT SUCH TEMPORARY DEFENSIVE ACTIONS MAY BE TAKEN PRIOR TO THE DEVELOPMENT OF THE EXPECTED ADVERSE MARKET CIRCUMSTANCES. FURTHER, SUBSEQUENT EVENTS IN THE MARKET PLACE MAY OR MAY NOT VINDICATE THE JUDGMENT OF THE INVESTMENT MANAGER TO ESTABLISH THE TEMPORARY DEFENSIVE POSITIONS IN U.S. GOVERNMENT SECURITIES, AND THE LACK OF THE ONSET OF THE ADVERSE MARKET CONDITIONS MAY CAUSE TEMPORARY DEFENSIVE POSITIONS TO BE HELD FOR UNANTICIPATED, LONG INTERVALS OF TIME.

MANAGEMENT OF THE FUND


      GOVERNANCE -- THE BOARD OF DIRECTORS OF THE FUND IS RESPONSIBLE FOR THE

GENERAL GOVERNANCE OF THE AFFAIRS OF THE FUND. IN PARTICULAR, THE BOARD ESTABLISHES CONTRACTUAL RELATIONSHIPS AND MAINTAINS SURVEILLANCE OF THE INVESTMENT MANAGER, THE CUSTODIAN BANK AND TRANSFER AGENT, THE INSURANCE COVERAGE, THE CERTIFIED PUBLIC ACCOUNTANTS, AND THE LEGAL REPRESENTATION FOR THE FUND. IN ADDITION, THE BOARD OF DIRECTORS REVIEWS THE POSITION OF THE FUND WITH RESPECT TO FEDERAL AND STATE REGULATIONS, AND THE BOARD OF DIRECTORS IS CONCERNED ABOUT COMPLIANCE WITH TAX RULES TO MAINTAIN THE FUND'S POSITION AS A REGULATED OPEN-END INVESTMENT MANAGEMENT COMPANY. LASTLY, THE BOARD IS


Bridges Investment Fund, Inc.          -9-              February 27, 1998
  Prospectus -- Part A



RESPONSIBLE FOR ATTRACTING INTERESTED AND COMPETENT INDIVIDUALS TO SERVE AS REPRESENTATIVES FOR THE SHAREHOLDERS. BOARD MEMBERS CARRY BROAD PERSPECTIVES BEYOND THE FIELDS OF FINANCE AND INVESTMENTS, AND THESE INDIVIDUALS PROVIDE INSIGHT AND GUIDANCE FOR THE GENERAL BUSINESS POLICY OF THE FUND THROUGH THE STRUCTURE OF THE AUDIT COMMITTEE, THE EXECUTIVE COMMITTEE, AND THE REGULAR QUARTERLY BOARD OF DIRECTORS MEETINGS. ADDITIONAL INFORMATION REGARDING THE BOARD OF DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION.

      INVESTMENT ADVISER -- BRIDGES INVESTMENT COUNSEL, INC., 8401 WEST DODGE

ROAD, OMAHA, NEBRASKA 68114, ACTS AS MANAGER AND INVESTMENT ADVISER UNDER A CONTRACT WITH THE FUND. IN ADDITION TO FURNISHING CONTINUING INVESTMENT SUPERVISION FOR THE FUND, THE INVESTMENT ADVISER PROVIDES OFFICE SPACE, FACILITIES, EQUIPMENT, AND PERSONNEL FOR MANAGING THE ASSETS OF THE FUND. FURTHER, THE INVESTMENT ADVISER PAYS THE COSTS OF MAINTAINING THE REGISTRATION OF SHARES OF THE FUND UNDER FEDERAL SECURITIES LAWS AND UNDER THE LAWS OF THE STATE OF NEBRASKA AND IN ANY OTHER STATE IF SUCH REGISTRATIONS SHOULD BE MADE AT A FUTURE DATE.

      BRIDGES INVESTMENT COUNSEL, INC. IS REGISTERED AS AN INVESTMENT ADVISER WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE INVESTMENT ADVISERS ACT OF 1940. THE FIRM AND ITS PREDECESSORS HAVE ACTED CONTINUOUSLY AS PROFESSIONAL INVESTMENT ADVISERS AND MANAGERS SINCE EARLY 1945. PORTFOLIO INVESTMENT SECURITIES ADVICE IS RENDERED TO INDIVIDUALS, PERSONAL TRUSTS, PENSION AND PROFIT SHARING ACCOUNTS, IRA ROLLOVERS, CHARITABLE ORGANIZATIONS AND FOUNDATIONS, CORPORATIONS AND OTHER ACCOUNT CLASSIFICATIONS. ASSETS UNDER
MANAGEMENT AS OF THE LAST QUARTER OF    1997     WERE IN EXCESS OF    $800
MILLION. BRIDGES INVESTMENT COUNSEL, INC. ALSO PROVIDES HOURLY CONSULTING ADVICE ABOUT A NUMBER OF ALTERNATIVE INVESTMENT MATTERS ON A LIMITED BASIS. HOURLY CONSULTING SERVICES ARE ALSO AVAILABLE FOR NON-PORTFOLIO SECURITIES MATTERS SUCH AS ESTATE AND FINANCIAL PLANNING AND GENERAL BUSINESS ADMINISTRATION PROJECTS. BRIDGES INVESTMENT COUNSEL, INC. HAS A MANAGEMENT AGREEMENT TO OPERATE PROVIDENT TRUST COMPANY, AN ENTERPRISE THAT WAS RESPONSIBLE
FOR    $354 MILLION     IN TRUST CUSTOMER ASSETS AT DECEMBER 31,    1997.

      INVESTMENT SELECTIONS MADE BY BRIDGES INVESTMENT COUNSEL, INC. FOR THE FUND ARE PREDICATED UPON RESEARCH INTO GENERAL ECONOMIC TRENDS, STUDIES OF FINANCIAL MARKETS, AND INDUSTRY AND COMPANY ANALYSES. THE FIRM OBTAINS ITS SECURITY ANALYSIS INFORMATION FROM SEVERAL FINANCIAL RESEARCH ORGANIZATIONS WHICH RESTRICT THE RELEASE OF THEIR REPORTS PRIMARILY TO INSTITUTIONAL USERS SUCH AS BANKS, INSURANCE COMPANIES, INVESTMENT COUNSELORS, AND TRUST COMPANIES.

      UNDER A CONTRACT WITH THE FUND, BRIDGES INVESTMENT COUNSEL, INC. FURNISHES CONTINUOUS INVESTMENT SUPERVISION TO THE FUND, AND, FOR ITS SERVICES, IS ENTITLED TO RECEIVE A QUARTERLY FEE OF 1/8 OF 1% OF THE AVERAGE NET ASSET VALUE OF THE FUND, AS DETERMINED BY APPRAISALS AT THE CLOSE OF EACH MONTH IN THE


Bridges Investment Fund, Inc.        -10-            February 27, 1998
  Prospectus -- Part A



QUARTERLY PERIOD. THIS TOTAL ANNUAL FEE OF 1/2 OF 1% OF THE FUND'S NET ASSETS AS DETERMINED ABOVE IS THE ONLY COMPENSATION RECEIVED BY BRIDGES INVESTMENT
COUNSEL, INC. FROM THE FUND.  THE FUND PAID    $170,328     TO BRIDGES
INVESTMENT COUNSEL, INC. FOR ITS SERVICES AS INVESTMENT ADVISER DURING THE
FISCAL YEAR ENDING DECEMBER 31,    1997.

      THE ANNUAL REPORT OF THE FUND FOR    1997     INCLUDES ELEVEN PAGES OF
TEXT, TABULAR AND GRAPHIC INFORMATION THAT REPORTS THE NAMES, TITLES, YEARS OF SERVICE, AND PRIMARY RESPONSIBILITIES OF THE PERSONS EMPLOYED BY BRIDGES INVESTMENT COUNSEL, INC. WHO ARE PRIMARILY RESPONSIBLE FOR THE DAY-TO-DAY MANAGEMENT OF THE FUND'S PORTFOLIO.

      IN ADDITION, THE DISCLOSURE IN THE ANNUAL REPORT OF THE FUND FOR 1996 DISCUSSES FACTORS, INCLUDING RELEVANT MARKET CONDITIONS AND THE INVESTMENT STRATEGIES AND TECHNIQUES PURSUED BY BRIDGES INVESTMENT COUNSEL, INC., THAT MATERIALLY AFFECTED THE PERFORMANCE OF THE REGISTRANT DURING THE MOST RECENTLY COMPLETED FISCAL YEAR.

      A LINE GRAPH IS PROVIDED THAT COMPARES THE INITIAL ACCOUNT VALUE AND SUBSEQUENT ACCOUNT VALUES AT THE END OF EACH OF THE MOST RECENTLY COMPLETED TEN FISCAL YEARS OF THE REGISTRANT, ASSUMING A $10,000 INVESTMENT IN THE FUND AT THE BEGINNING OF THE FIRST FISCAL YEAR, TO THE SAME INVESTMENT OVER THE SAME PERIODS IN AN APPROPRIATE BROAD-BASED SECURITIES MARKET INDEX.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE ONE, FIVE, AND TEN-YEAR PERIODS ENDED ON THE LAST DAY OF THE MOST RECENT FISCAL YEAR ACCOMPANY THE LINE GRAPH. THE PAST PERFORMANCE SHOWN THEREON IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

      ALL OF THESE ITEMS OF INFORMATION ARE INCLUDED IN A SECTION OF THE ANNUAL REPORT DESIGNATED AS A SHAREHOLDER COMMUNICATION WITH THE TITLE MANAGEMENT'S DISCUSSION AND ANALYSIS. THIS DISCUSSION IS FOUND AT THE BACK OF THE ANNUAL REPORT ON THE PAGES DESIGNATED AS MD&A 1-11. EACH PERSON WHO OBTAINS AN EFFECTIVE PROSPECTUS OF THE FUND MUST RECEIVE FROM REPRESENTATIVES OF THE FUND AN ANNUAL REPORT THAT INCLUDES THE MANAGEMENT DISCUSSION AND ANALYSIS FOR THE
MOST RECENTLY COMPLETED FISCAL YEAR.  PLEASE REFER TO PAGES    24-25     FOR A
DESCRIPTION OF THE RESPONSIBILITIES AND EXPERIENCE OF THE FUND'S PORTFOLIO MANAGERS.

      CUSTODIAN -- FIRST    NATIONAL BANK OF OMAHA    , NEBRASKA,    ONE FIRST

NATIONAL CENTER, 1620 DODGE STREET, OMAHA, NEBRASKA    , ACTS AS CUSTODIAN FOR
THE FUND. THE BANK HOLDS ALL SECURITIES AND CASH OF THE FUND, RECEIVES AND PAYS FOR SECURITIES PURCHASED UPON DELIVERY OF THE ASSETS, DELIVERS AGAINST PAYMENT FROM BROKERS FOR SECURITIES SOLD, RECEIVES AND COLLECTS INCOME FROM INVESTMENTS.


Bridges Investment Fund               -11-             February 27, 1998
  Prospectus -- Part A



THE BANK DOES NOT EXERCISE ANY SUPERVISORY FUNCTION IN MANAGEMENT MATTERS SUCH AS THE PURCHASE AND SALE OF PORTFOLIO SECURITIES. PLEASE REFER TO PAGE
   25.

      DIVIDEND DISBURSING AND TRANSFER AGENT -- BRIDGES INVESTOR SERVICES, INC.,

8401 WEST DODGE ROAD, OMAHA, NEBRASKA, ACTS AS DIVIDEND DISBURSING AND TRANSFER AGENT FOR THE FUND. SERVICES HANDLES THE TRANSACTIONS FOR ALL CAPITAL STOCK ISSUED BY THE FUND AND FOR ALL REDEMPTIONS OF FUND SHARES. SERVICES PROCESSES ALL REINVESTMENT AND SCHEDULED INVESTMENT TRANSACTIONS AS DESCRIBED LATER IN THIS PROSPECTUS. SERVICES IS RESPONSIBLE FOR ISSUING FORM 1099 INFORMATION TO SHAREHOLDERS EACH YEAR.

      EXPENSES -- THE FUND PAYS THE CHARGES OF THE CUSTODIAN, DIVIDEND

DISBURSING AND TRANSFER AGENT, THE FEES OF THE AUDITORS AND LEGAL COUNSEL, AND THE FEES OF THE INVESTMENT ADVISER AS DESCRIBED EARLIER. THE FUND ALSO INCURS OTHER EXPENSES SUCH AS BOOKKEEPING, PUBLICATION OF NOTICES AND REPORTS TO SHAREHOLDERS, PRINTING AND MAILING OF STOCK CERTIFICATES, AND MISCELLANEOUS TAXES. HOWEVER, TOTAL ANNUAL EXPENSES OF THE FUND, EXCLUSIVE OF TAXES BUT INCLUDING FEES PAID TO THE INVESTMENT ADVISER, ARE LIMITED TO 1 1/2% OF AVERAGE NET ASSETS. BRIDGES INVESTMENT COUNSEL, INC. AGREES TO REIMBURSE THE FUND FOR
EXPENDITURES IN EXCESS OF SUCH AMOUNT.  DURING    1997    , THERE WERE NO
REIMBURSED EXPENSES PAID UNDER THIS CONTRACT ARRANGEMENT AND EXPENSE LIMITATION.
COMPLETE INFORMATION ON EXPENSES OF THE FUND IN    1997     CAN BE FOUND IN THE
STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31,    1997,     SHOWN ON
PAGE 30 OF THE STATEMENT OF ADDITIONAL INFORMATION.  THE RATIO OF OPERATING
EXPENSES TO AVERAGE NET ASSETS WAS    0.81%     FOR THE FUND IN    1997.

      THE EXPENSES PAID BY THE FUND, EXPRESSED IN TERMS OF A PERCENTAGE OF
AVERAGE NET ASSETS, CALCULATED MONTHLY, FOR    1997,     ARE IDENTIFIED IN THE
TABLE BELOW:

                           EXPENSES PAID BY THE FUND

                                                                 PERCENT OF AVG.
                                                                    NET ASSETS
       TYPE OF EXPENSES               NAME OF PAYEE(S)


1.  INVESTMENT ADVISORY FEES   BRIDGES INV. COUNSEL, INC.             0.50%
2.  DISTRIBUTION EXPENSES      NONE                                   0.00%
3.  SHAREHOLDER SERV. EXP.     BRIDGES INV. SERVICES, INC.            0.03%
4.  OTHER EXPENSES                 FIRST NATIONAL BANK OF             0.28%
                                  OMAHA, OMAHA, NEBRASKA,
                               ARTHUR ANDERSEN LLP, ICI
                               MUTUAL INS. CO. AND OTHERS

5.  TOTAL EXPENSES                                                    0.81%




     BROKERAGE --THE FUND DOES NOT FOLLOW A PRACTICE OF PAYING BROKERAGE

COMMISSIONS TO ANY BROKER (A) WHICH IS AN AFFILIATED PERSON OF THE FUND, OR (B)


Bridges Investment Fund, Inc.       12               February 27, 1998
  Prospectus -- Part A


WHICH IS AN AFFILIATED PERSON OF SUCH PERSON, OR (C) AN AFFILIATED ENTITY WHICH IS AN AFFILIATED PERSON OF THE FUND, ITS INVESTMENT ADVISER, OR OTHER PERSON. THE FUND MAY PLACE BROKERAGE COMMISSIONS FOR GOODWILL, FROM TIME TO TIME, THAT COULD RECOGNIZE APPRECIATION FOR REFERRING INVESTORS TO THE FUND AND OTHER
FACTORS OF AN INTANGIBLE BUT POSITIVE NATURE.  DURING    1997,     THERE WERE NO
BROKERAGE COMMISSIONS ATTRIBUTED TO THE GOODWILL FACTOR.

CAPITAL STOCK AND OTHER SECURITIES


     STRUCTURE -- THE CAPITAL STRUCTURE OF THE FUND CONSISTED OF 3,000,000

AUTHORIZED SHARES WITH A PAR VALUE OF ONE DOLLAR PER SHARE AS OF DECEMBER 31,
   1997,     WITH    2,005,454     SHARES ISSUED TO THAT DATE.  THE SHARES HAVE
EQUAL RIGHTS AS TO VOTING, REDEMPTION, DIVIDENDS, AND LIQUIDATION, WITH CUMULATIVE VOTING FOR THE ELECTION OF DIRECTORS. THE SHARES ARE REDEEMABLE ON WRITTEN DEMAND OF THE HOLDER AND ARE TRANSFERABLE. THE SHARES HAVE NO PREEMPTIVE OR CONVERSION RIGHTS AND ARE NOT SUBJECT TO ASSESSMENT. FRACTIONAL SHARES HAVE THE SAME RIGHTS PROPORTIONATELY AS FULL SHARES, EXCEPT THEY DO NOT CARRY THE RIGHT TO VOTE.

     SHARES REDEEMED BY THE FUND CANNOT BE REISSUED, AND THE FUND'S AUTHORIZED CAPITAL STOCK SHALL BE DEEMED TO BE REDUCED BY THE AMOUNT OF THE SHARES
REDEEMED.  AT DECEMBER 31,    1997, 742,636     SHARES OF THE FUND HAD BEEN
REDEEMED SINCE INCEPTION OF THE FUND IN 1963.

     THE NET SHARES OF CAPITAL STOCK OUTSTANDING WERE    1,262,818     ON
DECEMBER 31,    1997.

     CONTROL -- AS OF JANUARY 31,    1998    , NO INDIVIDUAL OR GROUP OF

INDIVIDUALS THROUGH BENEFICIAL OWNERSHIP OF SHARES IS IN CONTROL OF THE FUND. FOR THE PURPOSE OF THIS DISCLOSURE, CONTROL IS DEFINED AS THE OWNERSHIP OF 25% OF THE VOTING SECURITIES BY ONE OR MORE RELATED PARTIES.


     RIGHTS -- THE RIGHTS OF HOLDERS OF CAPITAL STOCK MAY NOT BE MODIFIED EXCEPT

BY A VOTE OF A MAJORITY OF THE OWNERS OF THE OUTSTANDING SHARES OF SUCH STOCK.

     OTHER CLASSES OF SECURITIES -- THE FUND DOES NOT HAVE ANY OTHER CLASSES OF

SECURITIES THAN CAPITAL STOCK.


Bridges Investment Fund, Inc.          -13-           February 27, 1998
  Prospectus -- Part A


     INQUIRIES -- SHAREHOLDER INQUIRIES FOR INFORMATION OF ASSISTANCE IN

HANDLING ADMINISTRATIVE MATTERS SHOULD BE DIRECTED TO MRS. NANCY K. DODGE, TREASURER, BRIDGES INVESTMENT FUND, INC., 256 DURHAM PLAZA, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA 68114. MRS. DODGE MAY ALSO BE REACHED BY TELEPHONE AT
   1-402-397-4701 X 229.

     DIVIDEND POLICY -- THE FUND WILL DISTRIBUTE TO SHAREHOLDERS SUBSTANTIALLY

ALL OF THE NET INCOME AND NET CAPITAL GAINS, IF ANY, REALIZED FROM THE SALE OF SECURITIES. DIVIDENDS WILL BE PAID ON OR ABOUT THE 25TH DAY OF JANUARY, APRIL, JULY, AND OCTOBER. SHAREHOLDERS WILL BE ADVISED AS TO THE SOURCE OR SOURCES OF EACH DISTRIBUTION. A YEAR-END PAYMENT OF CAPITAL GAINS, IF ANY AMOUNTS ARE EARNED BETWEEN NOVEMBER 1 AND OCTOBER 31 IN ANY GIVEN YEAR, WILL BE PAID ON OR BEFORE DECEMBER 31ST TO MEET A SPECIAL REQUIREMENT OF THE TAX REFORM ACT OF 1986. THE FUND MUST DECLARE A DIVIDEND AMOUNT PAYABLE BEFORE JANUARY 31 OF THE NEXT YEAR ON DECEMBER 31 IN ORDER TO REMIT AT LEAST 98% OF THE NET INVESTMENT INCOME FOR THE CALENDAR YEAR TO COMPLY WITH THE PROVISIONS OF THE 1986 ACT. THE INVESTMENT RETURN WILL DEPEND UPON AND VARY WITH CHANGES IN INTEREST RATES, DIVIDEND YIELDS, INVESTMENT SELECTIONS OF THE FUND, AND MANY OTHER UNPREDICTABLE FACTORS.

     FEDERAL TAXATION -- THE FUND HAS COMPLIED WITH THE SPECIAL PROVISION OF THE

INTERNAL REVENUE CODE WHICH PERTAIN TO INVESTMENT COMPANIES SO IT WILL BE RELIEVED OF PAYMENT OF FEDERAL INCOME TAXES ON AMOUNTS DISTRIBUTED TO SHAREHOLDERS. THE FUND INTENDS TO CONTINUE TO COMPLY WITH SUCH PROVISIONS OF THE INTERNAL REVENUE CODE. SHAREHOLDERS ARE SUBJECT TO FEDERAL INCOME TAX ON DISTRIBUTION OF INVESTMENT INCOME AND ON SHORT-TERM CAPITAL GAINS WHICH ARE TREATED AS ORDINARY INCOME. HOWEVER, PAYMENTS DESIGNATED AS CAPITAL GAIN DISTRIBUTIONS (DEFINED AS THE EXCESS OF NET LONG-TERM CAPITAL GAINS OVER NET SHORT-TERM CAPITAL LOSSES) ARE TAXABLE TO THE SHAREHOLDERS AS LONG-TERM CAPITAL GAINS IRRESPECTIVE OF THE LENGTH OF TIME A SHAREHOLDER HAS HELD HIS STOCK IN THE FUND.

     THE FUND WILL BE REQUIRED TO WITHHOLD 31% OF DIVIDEND DISTRIBUTIONS FOR PAYMENT OF FEDERAL INCOME TAXES FOR A SHAREHOLDER, UNLESS THE FUND RECEIVES A FORM W-9 ELECTION TO REQUEST THAT THE 31% AMOUNT NOT BE WITHHELD. THE FORM W-9, ALSO KNOWN AS BACK-UP WITHHOLDING, WILL BE SUPPLIED IN A SEPARATE DOCUMENT TO NEW SHAREHOLDERS BY BRIDGES INVESTOR SERVICES, INC. AT THE TIME OF INITIAL SUBSCRIPTION TO SHARES OF THE FUND. THE SHAREHOLDER WILL BE REQUIRED TO PROVIDE CERTAIN PERTINENT INFORMATION ON THE FORM W-9, INCLUDING THE APPROPRIATE SOCIAL SECURITY OR TAX IDENTIFICATION NUMBER.


Bridges Investment Fund, Inc          -14-             February 27, 1998
  Prospectus -- Part A



     SHAREHOLDERS WHO ARE TAX-EXEMPT ENTITIES WITH RESPECT TO FEDERAL AND STATE INCOME TAXES WILL NOT BE SUBJECT TO TAX ON THE INCOME AND CAPITAL GAINS DISTRIBUTIONS FROM THE FUND.

     THE FUND, THROUGH AN ANNUAL TAX INFORMATION LETTER AND QUARTERLY SHAREHOLDER REPORTS, WILL INFORM THE INVESTORS OF THE AMOUNT AND GENERIC NATURE OF SUCH INCOME AND CAPITAL GAINS. BRIDGES INVESTOR SERVICES, INC., THROUGH THE ANNUAL FORM 1099 OR ITS SUBSTITUTE EQUIVALENT, WILL PROVIDE A REPORT FOR EACH INDIVIDUAL ACCOUNT WITHIN AN APPROPRIATE TIME FRAME AFTER THE CLOSE OF THE FUND'S FISCAL YEAR.

     SECURITIES OFFERED -- THE FUND OFFERS ONLY SHARES OF CAPITAL STOCK.   THERE
ARE NO OTHER SECURITIES TO BE DESCRIBED IN THIS PROSPECTUS.

PURCHASE OF SECURITIES BEING OFFERED


     NET ASSET VALUE -- SHARES OF THE FUND ARE SOLD DIRECTLY TO INVESTORS BY THE FUND AT THE NEXT DETERMINED NET ASSET VALUE.

     THE NET ASSET VALUE OF A SHARE OF THE FUND AT ANY SPECIFIC TIME IS OBTAINED BY DIVIDING THE VALUE OF THE NET ASSETS OF THE FUND BY THE TOTAL NUMBER OF SHARES OUTSTANDING AT SUCH TIME. THE CALCULATION OF NET ASSET VALUE INCLUDES THE DAILY ACCRUAL OF INCOME AND EXPENSES. EXPENSES ARE ESTIMATED AT A DAILY ACCRUAL RATE, AND THIS DAILY ACCRUAL RATE IS ADJUSTED TO COSTS ON A MONTHLY OR QUARTERLY BASIS IF THE DAILY ACCRUAL RATE IS ABOVE OR BELOW ACTUAL COSTS WHEN SUCH COSTS BECOME KNOWN.

     SECURITIES TRADED ON STOCK EXCHANGES WILL ORDINARILY BE VALUED ON THE BASIS OF THE LAST SALES PRICE ON THE DATE OF VALUATION, OR LACKING ANY SALES, AT THE CLOSING BID ON SUCH DAY ON THE PRINCIPAL TRADING EXCHANGE OR MARKET. OTHER SECURITIES WILL BE VALUED AT THE CLOSING BID PRICE. SHORT-TERM SECURITIES SUCH AS TREASURY BILLS WITH UNDER A 60-DAY MATURITY ARE VALUED AT THE PURCHASE PRICE, AND THE INCOME FROM THE DISCOUNT IS REFLECTED AS ACCRUED INCOME ON A DAILY BASIS. HOWEVER, IF THE BOARD OF DIRECTORS DETERMINES THAT SUCH METHODS OF VALUATION DO NOT PROPERLY REFLECT THE TRUE MARKET VALUE AT SUCH TIME, IT MAY SUBSTITUTE SUCH OTHER METHOD AS, IN ITS JUDGMENT, MORE NEARLY REFLECTS SUCH TRUE MARKET VALUE, EXCEPT THAT IN NO CASE SHALL ITS ALTERNATE METHOD RESULT IN A PRICE BELOW THE CLOSING BID PRICE OR IN EXCESS OF THE CLOSING ASKED PRICE. SECURITIES AND OTHER ASSETS FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE WILL BE VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH BY THE BOARD OF DIRECTORS.

     SUBSCRIPTION ORDER FORM -- THE STOCK SUBSCRIPTION AND PLAN ORDER FORM WILL

BE SENT WITH THIS PROSPECTUS, OR IT MAY BE OBTAINED FROM THE OFFICES OF THE FUND AT 256 DURHAM PLAZA, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA 68114. THE COMPLETED


Bridges Investment Fund, Inc.        -15-              February 27, 1998
  Prospectus -- Part A



ORDER FORM AND CHECK PAYABLE TO THE FUND SHOULD BE SENT TO THE ABOVE ADDRESS.

     IF THE ORDER FORM IS RECEIVED PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON ANY DAY FROM MONDAY THROUGH FRIDAY ON WHICH THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING, THE NET ASSET VALUE IS DETERMINED AS OF THE CLOSE OF TRADING ON THAT DAY. IF THE ORDER FORM IS RECEIVED AFTER THE CLOSE OF THE NEW YORK STOCK EXCHANGE, THE NET ASSET VALUE IS DETERMINED AS OF THE CLOSE OF TRADING UPON THE NEW YORK STOCK EXCHANGE ON THE NEXT SUCCEEDING DAY ON WHICH SUCH EXCHANGE IS OPEN FOR TRADING.

     ALL ORDER FORMS ARE SUBJECT TO ACCEPTANCE BY AUTHORIZED OFFICERS OF THE FUND IN OMAHA AND ARE NOT BINDING UNTIL SO ACCEPTED. IT IS THE POLICY OF THE FUND NOT TO ACCEPT ORDERS FOR STOCK UNDER CIRCUMSTANCES OR IN AMOUNTS CONSIDERED TO BE DISADVANTAGEOUS TO EXISTING SHAREHOLDERS.

     SHARES IN THE FUND MAY BE PURCHASED UNDER SEVERAL PLANS DESIGNED TO MEET THE NEEDS OF VARIOUS TYPES OF INVESTORS.

     UNSCHEDULED INVESTMENTS -- AN INVESTOR MAY PURCHASE SHARES OF THE FUND AT

SUCH TIMES AND IN SUCH AMOUNTS AS HE DESIRES. HOWEVER, THE BOARD OF DIRECTORS OF THE FUND HAS ESTABLISHED A MINIMUM OF $800 FOR EACH UNSCHEDULED INVESTMENT IN SHARES OF THE FUND FOR INITIAL AND SUBSEQUENT COMMITMENTS. AN INVESTOR WHO WISHES TO BUY STOCK UNDER THIS INVESTMENT ALTERNATIVE SHOULD FILL OUT PART I OF THE STOCK SUBSCRIPTION AND PLAN ORDER FORM AND MAIL IT WITH A CHECK TO THE FUND.

     THE DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, IF ANY, ON CAPITAL STOCK PURCHASED UNDER THIS PLAN WILL BE DISTRIBUTED TO THE INVESTOR. HOWEVER, IF THE INVESTOR DESIRES TO REINVEST HIS DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, OR BOTH, HE SHOULD CONSIDER THE FUND'S REINVESTMENT OF CASH DISTRIBUTIONS PLAN.

     SHARES PURCHASED UNDER THIS PLAN ARE ENTERED ON THE STOCK TRANSFER RECORDS MAINTAINED BY BRIDGES INVESTOR SERVICES, INC. CERTIFICATES FOR FULL SHARES ARE DELIVERED TO THE INVESTOR UPON HIS DIRECTION OR REQUEST. FRACTIONAL SHARES ARE HELD ON THE BOOKS OF THE TRANSFER AGENT. THESE FRACTIONAL SHARES HAVE FULL DIVIDEND AND REDEMPTION RIGHTS, BUT THE FRACTIONAL SHARES DO NOT HAVE VOTING RIGHTS.

     REINVESTMENT OF CASH DISTRIBUTIONS PLAN -- FOR THE CONVENIENCE OF

UNSCHEDULED INVESTORS WHO DESIRE TO HAVE THEIR DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, OR BOTH, REINVESTED IN ADDITIONAL SHARES, ARRANGEMENTS HAVE BEEN MADE WITH BRIDGES INVESTOR SERVICES, INC. TO ACT AS THEIR AGENT TO MAKE SUCH REINVESTMENTS. THE INVESTOR SHOULD FILL IN PART II OF THE STOCK SUBSCRIPTION AND PLAN ORDER FORM AND SEND IT TO THE FUND.


Bridges Investment Fund, Inc.         -16-            February 27, 1998
  Prospectus -- Part A



     CERTIFICATES FOR SHARES PURCHASED UNDER THIS PLAN ARE NOT ISSUED, BUT ARE ENTERED ON THE STOCK TRANSFER RECORDS KEPT BY BRIDGES INVESTOR SERVICES, INC. THESE SHARES CARRY FULL RIGHTS AS TO VOTING, REDEMPTION, AND DIVIDENDS, EXCEPT THAT FRACTIONAL SHARES CARRY NO VOTING RIGHTS. CERTIFICATES FOR FULL SHARES WILL BE DELIVERED TO THE INVESTOR IF THEY ARE REQUESTED. AN INVESTOR STARTING A REINVESTMENT OF CASH DISTRIBUTIONS PLAN MAY TURN IN CERTIFICATES FOR SHARES ALREADY OWNED, AND, THEREAFTER, BRIDGES INVESTOR SERVICES, INC. WILL HOLD SUCH SHARES IN THE PLAN ACCOUNT.

     THE INVESTOR MAY TERMINATE THIS PLAN AT ANY TIME WITHOUT PENALTY, AND BRIDGES INVESTOR SERVICES, INC. WILL FORWARD TO HIM CERTIFICATES FOR HIS SHARES AND A CHECK FOR THE REDEMPTION PRICE OF ANY FRACTIONAL SHARE. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, IF ANY, WILL BE PAID THEREAFTER TO THE INVESTOR IN CASH AS AN UNSCHEDULED INVESTOR.

     FOR ACTING AS THE INVESTOR'S AGENT IN REINVESTING CASH DISTRIBUTIONS, BRIDGES INVESTOR SERVICES, INC. DEDUCTS A SERVICE CHARGE OF $1.05 FOR EACH REINVESTMENT, SUCH CHARGE BEING DEDUCTED BEFORE THE REINVESTMENT IS MADE. A REINVESTMENT OF A COMBINED DIVIDEND AND CAPITAL GAINS DISTRIBUTION WILL BE CONSIDERED AS ONE REINVESTMENT.

     REINVESTMENT OF CASH DISTRIBUTIONS WILL BE MADE AT THE NET ASSET VALUE PER SHARE WHICH IS IN EFFECT ON THE DIVIDEND PAYMENT DATE.

     SCHEDULED INVESTMENTS PLAN -- INVESTORS WISHING TO PURCHASE SHARES OF THE

FUND AT REGULAR INTERVALS MAY DO SO THROUGH THE FUND'S SCHEDULED INVESTMENTS PLAN. BRIDGES INVESTOR SERVICES, INC. WILL ACCEPT PERIODIC PAYMENTS FROM THE INVESTOR AND WILL BUY SHARES OF THE FUND ON HIS BEHALF. THE USEFULNESS OF THIS SCHEDULED INVESTMENTS PLAN IS TO ASSIST THE INVESTOR IN ORGANIZING REGULAR PAYMENTS OF UNIFORM AMOUNTS TO THE FUND TO BUILD HIS POSITION IN THE FUND OVER A LONG PERIOD OF TIME.

     TO START SUCH A PLAN, THE INVESTOR FILLS OUT PART III OF THE STOCK SUBSCRIPTION AND PLAN ORDER FORM AND MAILS IT WITH HIS INITIAL QUALIFICATION INVESTMENT TO THE FUND. THE INVESTOR'S INITIAL QUALIFICATION INVESTMENT MUST BE AT LEAST $800. HOWEVER, IF THE INVESTOR ALREADY OWNS SHARES OF THE FUND WITH A CURRENT MINIMUM NET ASSET VALUE OF AT LEAST $800, HE MAY REQUEST A RECLASSIFICATION OF THESE SHARES TO A SCHEDULED INVESTMENT PLAN WITH THE ORDER FORM AS HIS INITIAL QUALIFICATION INVESTMENT FOR THE PLAN.

     THE INVESTOR MUST SPECIFY ON THE ORDER FORM WHETHER HE INTENDS TO MAKE MONTHLY, BI-MONTHLY, OR QUARTERLY PAYMENTS AND THE AMOUNT OF HIS PAYMENTS. HE MAY OMIT A PAYMENT OR SEND MORE OR LESS THAN THE SPECIFIED AMOUNT SO LONG AS


Bridges Investment Fund, Inc.       17           February 27, 1998
  Prospectus -- Part A


EACH OF HIS PAYMENTS IS AT LEAST $200. ALL OF THESE PAYMENTS SHOULD BE SENT DIRECTLY TO THE OFFICES OF THE FUND. AN INVESTOR UNDER THIS PLAN MUST INVEST A TOTAL OF AT LEAST $800 WITHIN A PERIOD OF TWELVE MONTHS AFTER HIS QUALIFICATION INVESTMENT AND IN EACH TWELVE-MONTH PERIOD THEREAFTER.

     PURCHASES UNDER THE SCHEDULED INVESTMENTS PLAN ARE MADE ON THE 5TH, 15TH, OR 25TH DAY OF THE MONTH AT THE NET ASSET VALUE PER SHARE IN EFFECT ON THOSE DATES. EACH PAYMENT IS APPLIED TO PURCHASE THE GREATEST NUMBER OF FULL AND FRACTIONAL SHARES.

     IF A SCHEDULED INVESTMENTS PLAN PAYMENT IS RECEIVED BY BRIDGES INVESTOR SERVICES, INC. ON A DATE OTHER THAN THE 5TH, 15TH, OR 25TH DAY OF THE MONTH, THE PAYMENT WILL BE SUBSCRIBED ON THE DATE IT IS RECEIVED TO PURCHASE SHARES OF THE FUND AT THE PRICE NEXT DETERMINED.

     SHARES PURCHASED UNDER THIS PLAN ARE ENTERED ON THE STOCK TRANSFER RECORDS MAINTAINED BY BRIDGES INVESTOR SERVICES, INC. CERTIFICATES FOR FULL SHARES ARE DELIVERED TO THE INVESTOR ONLY IF REQUESTED. SHARES HELD UNDER THE PLAN HAVE FULL DIVIDEND, VOTING, AND REDEMPTION RIGHTS, EXCEPT THAT FRACTIONAL SHARES DO NOT HAVE VOTING RIGHTS.

     ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS HELD IN A SCHEDULED INVESTMENTS PLAN ACCOUNT ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF THE FUND AT THE NET ASSET VALUE IN EFFECT ON THE DIVIDEND PAYMENT DATES. BRIDGES INVESTOR SERVICES, INC., AS AGENT FOR THE INVESTOR, WILL DEDUCT A SERVICE CHARGE OF $1.05 FROM EACH CASH DISTRIBUTION AFTER WHICH THE BALANCE IS THEN REINVESTED IN SHARES OF THE FUND.

     IN ADDITION, BRIDGES INVESTOR SERVICES, INC. WILL DEDUCT A SERVICE CHARGE OF $1.05 FROM EACH PAYMENT MADE TO IT UNDER THIS PLAN OTHER THAN THE $800 QUALIFICATION PAYMENT. FOLLOWING EACH SCHEDULED PAYMENT, BRIDGES INVESTOR SERVICES, INC. WILL MAIL AN ADVICE SLIP ACKNOWLEDGING THE PURCHASE OF SHARES.

      THE INVESTOR MAY TERMINATE THIS PLAN AT ANY TIME WITHOUT PENALTY, AND BRIDGES INVESTOR SERVICES, INC. WILL FORWARD TO HIM CERTIFICATES FOR HIS SHARES AND A CHECK FOR THE REDEMPTION PRICE OF ANY FRACTIONAL SHARE. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, IF ANY, WILL BE PAID THEREAFTER TO THE INVESTOR IN CASH AS AN UNSCHEDULED INVESTMENT.

      ACCUMULATION OF SHARES UNDER THE FUND'S SCHEDULED INVESTMENTS PLAN DOES NOT ASSURE A PROFIT, NOR DOES IT PROTECT AGAINST ANY LOSS DUE TO DECLINES IN THE MARKET VALUE OF THE FUND'S INVESTMENTS.

      STANDARD RETIREMENT PLAN -- BRIDGES INVESTMENT FUND, INC. OFFERS A MASTER

STANDARD RETIREMENT PLAN (AS AMENDED AND RESTATED AS OF JANUARY 1, 1989) FOR CORPORATIONS, SELF-EMPLOYED INDIVIDUALS, AND PARTNERSHIPS AND THEIR EMPLOYEES.


Bridges Investment Fund, Inc.        -18-            February 27, 1998
  Prospectus -- Part A



INVESTORS MAY CHOOSE A MONEY PURCHASE PENSION PLAN, A PROFIT SHARING PLAN WHICH INCLUDES A SALARY REDUCTION ARRANGEMENT UNDER SECTION 401(K) OF THE CODE WITHIN
THE STANDARD RETIREMENT PLAN,    INCLUDING A SIMPLE MODEL AMENDMENT FOR
EMPLOYERS WITH LESS THAN 100 EMPLOYEES.      THE MASTER PLAN INCLUDES A STANDARD
CUSTODIAL AGREEMENT (AS AMENDED AND RESTATED AS OF JANUARY 1, 1989) UNDER WHICH
   U.S. BANK NATIONAL ASSOCIATION,     OMAHA, NEBRASKA, WILL ACT AS CUSTODIAN.
BRIDGES INVESTOR SERVICES, INC. WILL INVEST ALL CONTRIBUTIONS TO THE PLAN IN THE SHARES OF THE FUND AT NET ASSET VALUE, INVEST ALL DIVIDENDS AND CASH DISTRIBUTIONS IN SHARES OF THE FUND AT NET ASSET VALUE (LESS A $1.05
REINVESTMENT FEE PER PAYMENT), AND RECEIVE    ON BEHALF OF THE CUSTODIAN
SERVICE FEES CHARGEABLE TO THE PARTICIPANT ACCOUNTS IN THE PLAN OR THE EMPLOYER SPONSORING THE PLAN AS FOLLOWS:

     . ACCEPTANCE FEE:  $5.00 FOR EACH PERSON PARTICIPATING IN THE PLAN;

     . ANNUAL MAINTENANCE FEE:  $8.00 PER YEAR FOR EACH PERSON WHO IS A
       PARTICIPANT DURING ANY PART OF THE PLAN YEAR, INCLUDING PARTICIPANTS RECEIVING PERIODIC DISTRIBUTIONS UNDER THE PLAN AND INCLUDING ANY OWNER-EMPLOYEE WHOSE ACCOUNT IS BEING HELD BY THE CUSTODIAN AFTER TERMINATION OF THE PLAN AND BEFORE DISTRIBUTION;

     . TERMINATION FEE:     $8.00     PER PARTICIPANT ON    THE     TERMINATION
       OF THE PLAN OR ON THE INITIAL WITHDRAWAL FROM SUCH PARTICIPANT'S
       ACCOUNT;

     . PERIODIC CASH DISTRIBUTION:  $1.75 FOR EACH PAYMENT;

     . REINVESTMENT OF CASH DISTRIBUTIONS (DIVIDEND AND CAPITAL GAINS PAYMENTS
       FROM THE SHARES OF THE FUND):  $1.05 FOR EACH REINVESTMENT.

THE FOREGOING CHARGES MAY BE DEDUCTED BY THE CUSTODIAN FROM EMPLOYER CONTRIBUTIONS, DIVIDENDS OR CAPITAL GAINS DISTRIBUTIONS, PERIODIC CASH DISTRIBUTIONS, AND TERMINATION REMITTANCES BEFORE INVESTMENTS OR SEPARATION PAYMENTS ARE MADE. EXTRAORDINARY SERVICES RESULTING FROM UNUSUAL ADMINISTRATIVE RESPONSIBILITIES NOT CONTEMPLATED BY THE ABOVE SCHEDULE WILL BE SUBJECT TO SUCH ADDITIONAL CHARGES AS WILL REASONABLY COMPENSATE THE CUSTODIAN FOR THE
   ACTIONS AND RESPONSIBILITIES     INVOLVED THAT    WILL BE DESCRIBED ON A
SPECIFIC BILLING STATEMENT.

      THE ACCEPTANCE FEE AND FIRST ANNUAL MAINTENANCE FEE FOR EACH PLAN PARTICIPANT MAY BE DEDUCTED BY THE CUSTODIAN FROM THE INITIAL CONTRIBUTION


Bridges Investment Fund, Inc.          -19-             February 27, 1998
  Prospectus -- Part A



PAYMENT WHEN THE PLAN IS ESTABLISHED. SUBSEQUENT FEES ARE DEDUCTED FROM CONTRIBUTION PAYMENTS IN ANY GIVEN YEAR TO THE EXTENT CONTRIBUTIONS ARE MADE AND OTHERWISE ARE PAID BY LIQUIDATION OF ASSETS FROM A PARTICIPANT'S ACCOUNT. TO THE EXTENT ASSETS OF PARTICIPANT ACCOUNTS ARE INSUFFICIENT TO PAY FEES OF THE CUSTODIAN OR OTHER EXPENSES OF THE PLAN, THE STANDARD CUSTODIAL AGREEMENT PROVIDES THAT SUCH EXPENSES WILL BE CHARGED TO THE EMPLOYER.

      THE FEES FOR THE FOREGOING ARE SUBJECT TO ADJUSTMENT FROM TIME TO TIME BY WRITTEN AGREEMENT BETWEEN THE CUSTODIAN AND THE EMPLOYER. IN ADDITION, THE CUSTODIAN IS ENTITLED TO REIMBURSEMENT FOR CERTAIN EXPENSES AND TAXES, INCLUDING SECURITIES TRANSFER TAXES. THE CUSTODIAN MAY RESIGN OR BE REMOVED, AND A SUCCESSOR CUSTODIAN MAY BE APPOINTED.

      IF AN INVESTOR DESIRES TO APPOINT A DIFFERENT BANK AS CUSTODIAN, HE MAY MAKE HIS OWN FEE ARRANGEMENTS WITH THE BANK OF HIS CHOICE. FOR FURTHER DETAILS, SEE THE FORM OF STANDARD RETIREMENT PLAN NO. 001, PROFIT SHARING, AND NO. 002, MONEY PURCHASE PENSION, AND THEIR RELATED STANDARD CUSTODIAL AGREEMENTS, COPIES OF WHICH MAY BE OBTAINED FROM THE FUND'S OFFICE AT THE ADDRESS SHOWN ON THE COVER OF THIS PROSPECTUS. THE AMENDED DOCUMENTS AS OF JANUARY 1, 1989, WERE FILED WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL AS PROTOTYPE MASTER PLANS IN DECEMBER, 1989. THE IRS HAS ASSIGNED QUALIFIED SERIAL NUMBERS TO THESE PLANS.

      IN UNDERTAKING SUCH A RETIREMENT PLAN INVOLVING INVESTMENTS OVER A PERIOD OF YEARS, IT IS IMPORTANT FOR THE INDIVIDUAL TO CONSIDER HIS NEEDS AND WHETHER OR NOT THE INVESTMENT OBJECTIVES OF THE FUND, DESCRIBED IN THIS PROSPECTUS, ARE LIKELY TO FULFILL THEM. AN INVESTOR WHO CONTEMPLATES ESTABLISHMENT OF SUCH A PLAN SHOULD CONSULT WITH HIS ATTORNEY AND/OR HIS PUBLIC ACCOUNTANT.

     THE PROTOTYPE STANDARDIZED PROFIT SHARING PLAN WITH CODA KNOWN IN OUR FUND AS STANDARD RETIREMENT PLAN NO. 001 (AS AMENDED AND RESTATED AS OF JANUARY 1,
1989) PROFIT SHARING WITH A SALARY REDUCTION ARRANGEMENT UNDER SECTION 401(K) OF THE INTERNAL REVENUE CODE RECEIVED APPROVAL FROM THE INTERNAL REVENUE SERVICE ON JULY 31, 1990. THIS PLAN NO. 001 IS IDENTIFIED BY LETTER SERIAL NO: D249067A. THE PROTOTYPE STANDARDIZED MONEY PURCHASE PENSION PLAN DESCRIBED BY OUR FUND AS THE STANDARD RETIREMENT PLAN NO. 002 (AS AMENDED AND RESTATED AS OF JANUARY 1,
1989) MONEY PURCHASE PENSION RECEIVED APPROVAL FROM THE INTERNAL REVENUE SERVICE ON JULY 31, 1990. THIS PLAN NO. 002 IS IDENTIFIED BY LETTER SERIAL NO:
D249068A. BOTH PLANS HAVE INCORPORATED MODEL AMENDMENTS PUBLISHED BY THE INTERNAL REVENUE SERVICE WHICH ADOPT ALL CHANGES REQUIRED BY THE TAX LAWS SINCE THE PLANS WERE RESTATED.


Bridges Investment Fund, Inc.        -20-            February 27, 1998
  Prospectus -- Part A





INDIVIDUAL RETIREMENT CUSTODIAN ACCOUNT PROTOTYPE


     AN INVESTOR, REFERRED TO AS A DEPOSITOR IN THIS SECTION OF THE PROSPECTUS, MAY WISH TO PURCHASE SHARES OF BRIDGES INVESTMENT FUND, INC. IN CONJUNCTION WITH THE RETIREMENT BENEFITS PROVIDED BY THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974. THERE IS AVAILABLE THROUGH BRIDGES INVESTMENT FUND, INC. A PROTOTYPE INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT WITH APPLICATION FORM, CONTRIBUTION FORM, AND DISCLOSURE STATEMENT.

     THE CUSTODIAN AGREEMENT PROVIDES THAT    U.S. BANK NATIONAL
ASSOCIATION,     OMAHA, NEBRASKA, WILL FURNISH CUSTODIAL SERVICES AS REQUIRED BY
SUCH ACT FOR FEES CHARGEABLE TO THE DEPOSITOR AS FOLLOWS:

     . ACCEPTANCE FEE $5.00 PAYABLE ON ESTABLISHMENT OF THE ACCOUNT.

     . ANNUAL MAINTENANCE FEE $8.00 PER YEAR UNTIL WITHDRAWALS FROM THE ACCOUNT
       ARE BEGUN BY THE DEPOSITOR OR HIS BENEFICIARY.

     . TERMINATION FEE    $8.00    , PAYABLE ON    THE TERMINATION OF THE PLAN
       OR ON THE INITIAL WITHDRAWAL FROM THE ACCOUNT.

     . PERIODIC CASH DISTRIBUTION, $1.75 FOR EACH PAYMENT.

     . INVESTMENT OF CASH DISTRIBUTIONS AS DEFINED IN THIS PROSPECTUS, $1.05
       FOR EACH REINVESTMENT.

EXTRAORDINARY SERVICES RESULTING FROM UNUSUAL ADMINISTRATIVE RESPONSIBILITIES NOT CONTEMPLATED BY THE ABOVE SCHEDULE WILL BE SUBJECT TO SUCH ADDITIONAL CHARGES AS WILL REASONABLY COMPENSATE THE CUSTODIAN FOR THE SERVICES INVOLVED. THE DEPOSITOR OR THE CUSTODIAN SHALL HAVE THE RIGHT TO TERMINATE THE ACCOUNT UPON 60 DAYS' NOTICE TO THE OTHER PARTY. IN THE EVENT OF SUCH TERMINATION, THE CUSTODIAN SHALL MAKE DISTRIBUTION OF THE ACCOUNT TO THE DEPOSITOR OR TO ANOTHER QUALIFIED PLAN OR SUCCESSOR CUSTODIAN DESIGNATED BY THE DEPOSITOR.

     THE FUND'S INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT PROTOTYPE PERMITS A MAXIMUM ANNUAL CONTRIBUTION OF $2,000 OR 100% OF THE DEPOSITOR'S ANNUAL COMPENSATION FOR PERSONAL SERVICES, WHICHEVER IS LESS. IF AN INVESTOR HAS A
NON-WORKING SPOUSE, AN ADDITIONAL ANNUAL CONTRIBUTION OF    $2,000     IS
PERMITTED    TO A SEPARATE IRA MAINTAINED BY SUCH NON-WORKING SPOUSE     FOR A
TOTAL CONTRIBUTION OF    $4,000.      UNDER THE PROTOTYPE, THE ANNUAL
CONTRIBUTION MAY BE DEDUCTIBLE UNDER CERTAIN CONDITIONS, AND EARNINGS, IF ANY, ACCUMULATE TAX-FREE UNTIL DISTRIBUTION AFTER AGE 59 1/2. NORMALLY, DISTRIBUTIONS FROM THE INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT PRIOR TO AGE 59


Bridges Investment Fund, Inc.          -21-             February 27, 1998
  Prospectus -- Part A



1/2,    UNLESS SPECIFICALLY EXEMPTED BY LAW, WILL RESULT IN TAX PENALTIES IN
ADDITION TO BEING INCLUDED IN TAXABLE INCOME.      IN ADDITION, THERE IS A
PENALTY ON EXCESS CONTRIBUTIONS AND A PENALTY ON INSUFFICIENT PAYOUTS AFTER AGE 70 1/2.

     TO ESTABLISH AN INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT, THE DEPOSITOR IS PROVIDED A COPY OF THE FUND'S CURRENT PROSPECTUS, THREE COPIES OF THE INDIVIDUAL RETIREMENT ACCOUNT CUSTODIAL AGREEMENT, THREE COPIES OF THE APPLICATION FORM, THREE COPIES OF THE CONTRIBUTION FORM, AND THREE COPIES OF THE DISCLOSURE
STATEMENT.  THE DEPOSITOR EXECUTES AND FORWARDS TO    U.S. BANK NATIONAL
ASSOCIATION,     OMAHA, NEBRASKA,  THREE COPIES OF THE APPLICATION FORM AND
THREE COPIES OF THE CONTRIBUTION FORM.     U.S. BANK NATIONAL ASSOCIATION,
OMAHA, NEBRASKA,      WILL RETURN ONE ACKNOWLEDGED COPY OF EACH FORM TO THE
DEPOSITOR AND THE FUND FOR RETENTION BY EACH PARTY. THE DEPOSITOR WILL SIGN AND SEND ONE COPY OF THE DISCLOSURE STATEMENT TO THE FUND AT ITS OFFICE. THE DEPOSITOR SHOULD RETAIN THE OTHER EXECUTED COPY FOR A PERMANENT RECORD IN HIS FILES.

     THE CUSTODIAL AGREEMENT SETS FORTH PROVISIONS GOVERNING THE DEPOSITOR'S ACCOUNT, EXPRESSES THE PROHIBITED ACTIONS UNDER THE LAW, SETS FORTH THE PROVISIONS OF DISTRIBUTION OF PAYMENTS, PROVIDES THE RULES FOR REPORTS AND OTHER INFORMATION, OUTLINES THE CUSTODIAN'S RESPONSIBILITIES, AND PROVIDES FOR AMENDMENTS TO AND TERMINATION OF THE CUSTODIAL ACCOUNT.

     THE APPLICATION FORM ESTABLISHES THE CUSTODIAL ACCOUNT, COLLECTS PERTINENT INFORMATION TO GOVERN THE CUSTODIAL ACCOUNT, AND RECITES THE APPLICABLE FEES TO
BE CHARGED BY    U.S. BANK NATIONAL ASSOCIATION    , OMAHA, NEBRASKA.  BY
EXECUTING THE APPLICATION FORM, THE DEPOSITOR ACKNOWLEDGES RECEIPT OF THE PROSPECTUS. THE CONTRIBUTION FORM GOVERNS THE METHOD AND TYPE OF CONTRIBUTION TO THE CUSTODIAL ACCOUNT. THE DISCLOSURE STATEMENT COVERS APPROPRIATE NOTICES OF APPLICABLE PROVISIONS OF THE INTERNAL REVENUE CODE, THE FEES FOR THE ACCOUNT, AND OTHER IMPORTANT INFORMATION CONCERNING THE OPERATION OF THE INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT. PRIOR TO EXECUTING THESE DOCUMENTS, THE DEPOSITOR SHOULD READ ALL THE DOCUMENTS CONSTITUTING THE PROTOTYPE.

     THE INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT SPONSORED BY THE FUND WAS APPROVED AS A PROTOTYPE PLAN PURSUANT TO AN OPINION LETTER RECEIVED FROM THE INTERNAL REVENUE SERVICE DATED JUNE 11, 1993. THE APPROVAL LETTER CARRIES THE SERIAL NO: D111476C.

        U.S. BANK NATIONAL ASSOCIATION    , OMAHA, NEBRASKA, MEETS THE
APPLICABLE LEGAL REQUIREMENTS TO ACT AS THE CUSTODIAN UNDER THE PROTOTYPE.


Bridges Investment Fund, Inc.      -22-            February 27, 1998
  Prospectus -- Part A




     THE PROVISIONS TO REDEEM SHARES OF THE FUND, AS DESCRIBED IN THIS PROSPECTUS, ARE NOT CHANGED BY THE TERMS OF THE PROTOTYPE.

     THE DEPOSITOR MAY REVOKE HIS CUSTODIAN ACCOUNT WITHIN AT LEAST SEVEN DAYS OF THE DATE OF ESTABLISHMENT AS PROVIDED IN ARTICLE VI C OF THE CUSTODIAN AGREEMENT, PARAGRAPH 9 OF THE APPLICATION FORM, AND IN PARAGRAPH 3 (I) OF THE DISCLOSURE STATEMENT. A SHAREHOLDER MAY WISH TO CONSIDER A REDEMPTION OF THE FUND SHARES AS AN ALTERNATIVE TO REVOKING HIS CUSTODIAN ACCOUNT.

     IN UNDERTAKING SUCH AN INDIVIDUAL RETIREMENT CUSTODIAN ACCOUNT AS PROVIDED BY THIS PROSPECTUS AND RELATED DOCUMENTS, INVOLVING INVESTMENTS OVER A PERIOD OF
YEARS, IT IS IMPORTANT FOR THE INDIVIDUAL TO CONSIDER HIS    OR HER     NEEDS
AND WHETHER OR NOT THE INVESTMENT OBJECTIVES OF THE FUND, DESCRIBED IN THIS PROSPECTUS, ARE LIKELY TO FULFILL THEM. THE INDIVIDUAL WHO CONTEMPLATES THE
ESTABLISHMENT OF THE PROTOTYPE SHOULD CONSULT WITH HIS    OR HER     ATTORNEY OR
TAX ADVISER REGARDING APPROPRIATE ADVICE AS TO THE ACTIONS TO BE TAKEN. PARTICULAR ATTENTION SHOULD BE DIRECTED TO CHANGES IN THE DEDUCTIBILITY OF CONTRIBUTIONS TO IRAS FOR TAX YEARS COMMENCING JANUARY 1, 1987, OR LATER FOR THOSE PERSONS WHO ARE COVERED BY EMPLOYER SPONSORED DEFERRED BENEFIT PLANS AND OTHER FACTORS RELATED TO ANNUAL REPORTED TAX AMOUNTS OF SINGLE AND JOINT INCOME. REFERENCE TO IRS ANNOUNCEMENT 86-121 SHOULD ALSO BE HELPFUL, COPIES OF WHICH MAY BE OBTAINED FROM THE FUND'S OFFICE.

        ADDITIONAL CONSIDERATION SHOULD BE GIVEN BY THE INDIVIDUAL WHO CONTEMPLATES THE ESTABLISHMENT OF A PROTOTYPE TO NEW CHOICES AND OPPORTUNITIES THAT WERE CREATED IN 1997.

     1)THE SIMPLE INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT, AS DESCRIBED IN
       SECTION 408(P) OF THE INTERNAL REVENUE CODE MAY BE ESTABLISHED IN CONNECTION WITH A SALARY REDUCTION AGREEMENT. UNDER THIS FUNDING CHOICE, IT IS POSSIBLE TO SET ASIDE MORE THAN THE $2,000 PER YEAR CONTRIBUTION LIMIT FOR THE TRADITIONAL IRA ACCOUNT. DEPENDING UPON THE CIRCUMSTANCES INVOLVED, IT MAY BE POSSIBLE TO RECEIVE EMPLOYER MATCHING CONTRIBUTIONS IN THE ACCOUNT. THIS SIMPLE PLAN IS IDENTIFIED WITH THE INTERNAL REVENUE SERVICE THROUGH LETTER SERIAL NO. D111476C.

       THE ROTH INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT OPPORTUNITY FOR INVESTMENT WAS CREATED BY THE TAXPAYER RELIEF ACT OF 1997. THE LEGISLATION PROVIDES FOR A NON-DEDUCTIBLE ANNUAL CONTRIBUTION OF $2,000 FOR A WORKING SPOUSE AND A $2,000 CONTRIBUTION FOR A NON-WORKING SPOUSE. BENEFITS PAID FROM THE ROTH IRA ARE TO BE NON-TAXABLE TO THE DEPOSITOR UPON HIS OR HER RETIREMENT. THE ROTH INDIVIDUAL RETIREMENT CUSTODIAL


Bridges Investment Fund, Inc.         -23-             February 27, 1998
  Prospectus -- Part A



       ACCOUNT MAY BE ESTABLISHED THROUGH THE EXECUTION OF THE FORM 5305-RA ISSUED UNDER SECTION 408A OF THE INTERNAL REVENUE CODE IN CONJUNCTION WITH THE STANDARD, TRADITIONAL IRA CUSTODIAL ACCOUNT OF THE FUND AS DESCRIBED ON PAGES 20 HEREIN. DEPOSITORS MAY ESTABLISH AND MAINTAIN BOTH THE "TRADITIONAL" IRA AND THE "ROTH" IRA ACCOUNTS, PROVIDED THE ASSETS ARE ALWAYS MAINTAINED IN SEPARATELY SEGREGATED ACCOUNTS AND PROVIDED FURTHER THAT THE TITLES THEREIN ACCURATELY REFLECT THE DISTINCTIONS BETWEEN THE TWO TYPES OF FUNDING PERMITTED BY STATUTE. DEPOSITORS WILL STILL HAVE A $2,000 ANNUAL LIMIT PER WORKING SPOUSE AND NON-WORKING SPOUSE, SO THAT A CHOICE MUST BE MADE BETWEEN THE CONTRIBUTION AMOUNTS THAT WOULD REPRESENT AN INCOME EXCLUSION AND THE CONTRIBUTION AMOUNTS THAT WOULD BE TAXABLE UNDERNEATH THE $2,000 ANNUAL CEILING.

THE FUND'S OFFICE MAINTAINS A SUPPLY OF SIMPLE INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT FORMS AND AN INVENTORY FOR THE FORM 5305-RA FOR THE ROTH IRA TO ASSIST DEPOSITORS TO ESTABLISH THESE TYPES OF ACCOUNTS.

     OTHER DISCLOSURES -- THE FUND HAS NO PRINCIPAL OR OTHER UNDERWRITERS.  THE

FUND HAS NO DISTRIBUTION EXPENSES. ALL SUCH COSTS ARE PAID FOR BY BRIDGES INVESTMENT COUNSEL, INC. IF A SHAREHOLDER MAKES A MISCELLANEOUS PAYMENT TO SUBSCRIBE FOR SHARES IN THE FUND, THE PAYMENT WILL BE TREATED AS AN UNSCHEDULED INVESTMENT, EXCEPT THAT AMOUNTS LESS THAN $800 WILL HAVE A $1.05 FEE DEDUCTED AND PAID TO BRIDGES INVESTOR SERVICES, INC.

     NO SALES LOADS -- BRIDGES INVESTMENT FUND, INC. SHARES ARE PURCHASED

DIRECTLY FROM THE FUND AT THE NEXT DETERMINED NET ASSET VALUE WITHOUT THE DEDUCTION OF ANY SALES LOAD OR SELLING COMMISSIONS. WITH THE EXCEPTION OF THE SERVICE CHARGES OUTLINED ABOVE ON PLAN ACCOUNTS, EVERY DOLLAR INVESTED BY A SHAREHOLDER IS ATTRIBUTED TO HIS PURCHASE OF SHARES.

REDEMPTION OF SHARES


     A SHAREHOLDER MAY AT ANY TIME, EXCEPT AS SPECIFIED BELOW, REQUIRE THE FUND TO REDEEM HIS STOCK BY DELIVERING HIS PROPERLY ENDORSED STOCK CERTIFICATES, AS MORE FULLY DESCRIBED IN THE PARAGRAPH BELOW, TO THE FUND AT 256 DURHAM PLAZA, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA. A SHAREHOLDER IN A PLAN ACCOUNT MUST SEND THE FUND A WRITTEN NOTIFICATION WHICH REQUESTS THAT PART OR ALL OF HIS STOCK BE REDEEMED.

     THE REDEMPTION PRICE IS THE NEXT DETERMINED NET ASSET VALUE THEREOF. THE REDEMPTION PRICE MAY BE ABOVE OR BELOW THE INVESTOR'S COST, DEPENDING ON THE MARKET VALUE OF THE FUND'S PORTFOLIO SECURITIES AT THE TIME OF THE REDEMPTION.


Bridges Investment Fund, Inc.         -24-            February 27, 1998
  Prospectus -- Part A




     IF A CERTIFICATE OR A WRITTEN NOTIFICATION IS RECEIVED IN GOOD FORM PRIOR TO THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON ANY DAY FROM MONDAY THROUGH FRIDAY ON WHICH THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING, THE NET ASSET VALUE IS DETERMINED AS OF THE CLOSE OF TRADING ON THAT DAY. IF A CERTIFICATE OR A WRITTEN NOTIFICATION IS RECEIVED IN GOOD FORM AT ANY OTHER TIME, THE NET ASSET VALUE IS DETERMINED AS OF THE CLOSE OF TRADING UPON THE NEW YORK STOCK EXCHANGE ON THE NEXT SUCCEEDING DAY ON WHICH SUCH EXCHANGE IS OPEN FOR TRADING.

     ALL CERTIFICATES PRESENTED FOR REDEMPTION OR REQUESTS FOR LIQUIDATION OF UNCERTIFICATED SHARES HELD UNDER PLAN ACCOUNTS MUST BE DULY ENDORSED OR ACCOMPANIED BY A DULY EXECUTED SEPARATE ASSIGNMENT, WITH SIGNATURE(S) GUARANTEED BY EITHER A FINANCIAL OR BANKING INSTITUTION WHOSE DEPOSITS ARE INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY A BROKERAGE FIRM WHICH IS A MEMBER OF ANY EXCHANGE AS DEFINED IN THE FIDELITY INSURING BOND CARRIED BY THE FUND WITH ICI MUTUAL INSURANCE COMPANY. THE SIGNATURE(S) SHOULD BE IN THE NAME(S) OF THE STOCKHOLDER AS SHOWN ON THE STOCK TRANSFER RECORDS WHICH ARE MAINTAINED FOR THE FUND BY BRIDGES INVESTOR SERVICES, INC. THE SIGNATURE GUARANTEE MUST BE OBTAINED IN EACH INSTANCE OF A REDEMPTION FOR BOTH CERTIFICATED AND UNCERTIFICATED SHARES. THE FUND AND ITS TRANSFER AGENT WILL ALSO RECOGNIZE GUARANTORS THAT PARTICIPATE IN THE SECURITIES TRANSFER AGENTS MEDALLION PROGRAM (STAMP) THAT BEGAN AUGUST 24, 1992.

     PAYMENT FOR SHARES REDEEMED WILL BE MADE WITHIN SEVEN DAYS AFTER REQUEST IN GOOD ORDER FOR REDEMPTION AND TENDER OF SHARES HAS BEEN MADE. REDEMPTION PRIVILEGES AND PAYMENTS MAY, HOWEVER, BE SUSPENDED DURING PERIODS WHEN THE NEW YORK STOCK EXCHANGE IS CLOSED (OTHER THAN WEEKENDS AND HOLIDAY CLOSINGS) OR TRADING THEREON IS RESTRICTED, OR FOR ANY PERIOD DURING WHICH AN EMERGENCY EXISTS AS A RESULT OF WHICH (A) DISPOSAL BY THE FUND OF SECURITIES OWNED BY IT IS NOT REASONABLY PRACTICABLE, OR (B) IT IS NOT REASONABLY PRACTICABLE FOR THE FUND TO FAIRLY DETERMINE THE VALUE OF ITS NET ASSETS, OR FOR SUCH OTHER PERIODS AS THE SECURITIES AND EXCHANGE COMMISSION MAY BY ORDER PERMIT FOR THE PROTECTION OF THE SECURITY HOLDERS OF THE FUND. THE SECURITIES AND EXCHANGE COMMISSION SHALL DETERMINE WHEN TRADING ON THE NEW YORK STOCK EXCHANGE IS RESTRICTED AND WHEN AN EMERGENCY EXISTS.

     THE FUND HAS NO PROCEDURE WHEREBY A SHAREHOLDER CAN SELL HIS SHARES TO THE FUND THROUGH A BROKER DEALER. THE FUND IS NOT PERMITTED TO REDEEM SHARES INVOLUNTARILY IN ACCOUNTS BELOW A CERTAIN NUMBER OR VALUE OF SHARES. THE FUND WILL HONOR ALL REQUESTS FOR REDEMPTION PROPERLY DOCUMENTED IRRESPECTIVE OF THE LENGTH OF TIME THE SHAREHOLDER HAS MAINTAINED HIS OR HER ACCOUNT WITH THE FUND.



Bridges Investment Fund, Inc.        -25-           February 27, 1998
  Prospectus -- Part A



PORTFOLIO MANAGERS


     THE FOLLOWING DISCLOSURES ARE MADE ABOUT THE NAME AND TITLE OF THE PERSON OR PERSONS EMPLOYED BY OR ASSOCIATED WITH THE FUND'S INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC., WHO ARE PRIMARILY RESPONSIBLE FOR THE DAY-TO-DAY MANAGEMENT OF THE FUND'S PORTFOLIO AS WELL AS THE LENGTH OF THEIR SERVICE AND BUSINESS EXPERIENCE DURING THE PAST FIVE YEARS.

     MR. EDSON L. BRIDGES III, PRESIDENT OF THE FUND AND EXECUTIVE VICE PRESIDENT-INVESTMENTS OF BRIDGES INVESTMENT COUNSEL, INC. IS THE PERSON PRIMARILY RESPONSIBLE FOR THE DAY-TO-DAY MANAGEMENT OF THE FUND'S PORTFOLIO.
MR. BRIDGES III HAS MORE THAN    13     YEARS' EXPERIENCE WITH THE FUND'S
PORTFOLIO.

     MR. EDSON L. BRIDGES II, CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF THE FUND, IS THE BACK-UP PERSON FOR THE DAY-TO-DAY OPERATION OF THE FUND'S PORTFOLIO. MR.
BRIDGES II HAS MORE THAN    34     YEARS OF EXPERIENCE IN MANAGING THE FUND'S
INVESTMENT PORTFOLIO.

PENDING LEGAL PROCEEDINGS:  NONE:


NOTICE 1: PART B OF THIS FILING ENTITLED INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION CONTAINS SUPPLEMENTAL INFORMATION ON THE FUND ON THE FOLLOWING SUBJECTS: GENERAL INFORMATION AND HISTORY; INVESTMENT OBJECTIVES AND POLICIES; MANAGEMENT OF THE FUND; CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES; INVESTMENT ADVISORY AND OTHER SERVICES; BROKERAGE ALLOCATION AND OTHER PRACTICES; CAPITAL STOCK AND OTHER SECURITIES; PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED; TAX STATUS; AND FINANCIAL STATEMENTS.

NOTICE 2:      PART C OF THIS FILING ENTITLED OTHER INFORMATION EMBODIES OTHER
ITEMS FOR A PROPER FILING OF THIS FUND WITH THE SECURITIES AND EXCHANGE COMMISSION, MANY OF WHICH ARE INCORPORATED BY REFERENCE BECAUSE THE SUBMISSION OF THE MATERIAL WAS COMPLETED IN PREVIOUS YEARS TO THE CURRENT FILING OF AMENDMENTS TO THE REQUIRED FORMS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940. NONETHELESS, PART C WILL CONTAIN: FINANCIAL STATEMENTS AND EXHIBITS; PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT; NUMBER OF HOLDERS OF SECURITIES; INDEMNIFICATION; BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER; PRINCIPAL UNDERWRITERS; LOCATION OF ACCOUNTS AND RECORDS; MANAGEMENT SERVICES; AND UNDERTAKINGS.

NOTICE 3: AS A PROSPECTIVE INVESTOR OR A SHAREHOLDER, YOU MAY BE INTERESTED IN THIS INFORMATION. YOU MAY REQUEST PART B AND/OR PART C FROM THE FUND AT THE ADDRESS SHOWN ON THE COVER OF THIS PROSPECTUS.
Bridges Investment Fund, Inc.        1              February 27, 1998
  Statement -- Part B

                                     PART B
                      INFORMATION REQUIRED IN A STATEMENT
                           OF ADDITIONAL INFORMATION



PROSPECTUS                  BRIDGES INVESTMENT FUND, INC.    CAPITAL STOCK
   FEBRUARY 27, 1998          8401 WEST DODGE ROAD
                             OMAHA, NEBRASKA   68114
                                    402-397-4700



                                SPECIAL NOTICES

     . THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.


     . THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION
       WITH THE PROSPECTUS OF BRIDGES INVESTMENT FUND, INC. DATED    FEBRUARY
       27, 1998.



     . OTHER INFORMATION, PART C, OF THE FILING DATED    FEBRUARY 27, 1998    ,
       BY BRIDGES INVESTMENT FUND, INC. WITH THE SECURITIES AND EXCHANGE COMMISSION MAY CONTAIN USEFUL MATERIAL FOR PROSPECTIVE INVESTORS AND SHAREHOLDERS.



     . A COPY OF THE PROSPECTUS OF BRIDGES INVESTMENT FUND, INC. AND PART C MAY
       BE OBTAINED FROM THE OFFICE OF THE FUND AT THE ADDRESS SHOWN ABOVE.


     . THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS    FEBRUARY 27,
       1998.


Bridges Investment Fund, Inc.           -2-             February 27, 1998
  Statement -- Part B




                               TABLE OF CONTENTS
LOCATION OF RELATED
                                                                     LOCATION
DISCLOSURE INFO.
                                                                     PAGE NO.
IN PROSPECTUS
                                                                     IN THIS
PART A            INFORMATION REQUIRED IN STATEMENT OF ADDL. INFO.
                                                                      PART B

    -            COVER PAGE................................................1
    -            TABLE OF CONTENTS.........................................2
    6            GENERAL INFORMATION AND HISTORY...........................3
    6            INVESTMENT OBJECTIVES AND POLICIES.......................3-6
    6                PRIMARY AND SECONDARY.................................3
    -                INVESTMENT AND POLICY RESTRICTIONS...................3-5
    5                PORTFOLIO TURNOVER....................................5
    8            MANAGEMENT OF THE FUND....................................6
    -                DIRECTORS AND OFFICERS..............................6-10
    12           CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES....11-14
   9-12          INVESTMENT ADVISORY AND OTHER SERVICES...................14
    -                CONTROL PERSONS......................................14
    -                AFFILIATED PERSONS.............................   14
    9                ADVISORY ......................................   14
    11               EXPENSE LIMITATION...........................   14-15
    -                SERVICES PERFORMED ON BEHALF OF FUND.................15
                        SUPPLIED OR PAID FOR SUBSTANTIALLY BY
                        INVESTMENT ADVISER
    11               OTHER SERVICES.....................................15-16
    11           BROKERAGE ALLOCATION AND OTHER PRACTICES...............16-17
    12           CAPITAL STOCK AND OTHER SECURITIES.................   17
    12               CLASSES........................................   17
                     CUMULATIVE VOTING..............................   17
    14           PURCHASE, REDEMPTION, AND PRICING OF SECURITIES..........18
                     BEING OFFERED
    -                   GENERAL INFORMATION...............................18
    14                  VALUATION.........................................18
                        SPECIMEN PRICE MAKE UP SHEET....................18,20
    22                  OTHER DISCLOSURES...........................   18
    13           TAX STATUS...............................................19
    -            UNDERWRITERS.............................................19
    -            CALCULATION OF PERFORMANCE DATA..........................19
    -            FINANCIAL STATEMENTS...................................21-36
                     REPORT OF THE INDEPENDENT PUBLIC ACCOUNTANTS.........21
                     SCHEDULE OF INVESTMENTS............................22-28
                     STATEMENT OF ASSETS AND LIABILITIES..................29
                     STATEMENT OF OPERATIONS..............................30
                     STATEMENTS OF CHANGES IN NET ASSETS..................31
                     NOTES TO FINANCIAL STATEMENTS......................32-36


Bridges Inestment Fund, Inc.            -3-             February 27, 1998
  Statement -- Part B


GENERAL INFORMATION AND HISTORY


      THE REGISTRANT HAS BEEN SOLELY IN THE BUSINESS OF AN OPEN-END, REGULATED
INVESTMENT MANAGEMENT COMPANY SINCE INCEPTION ON JULY 1, 1963.  THE FUND'S NAME
HAS BEEN THE SAME THROUGHOUT ITS CORPORATE LIFE.  FOR MORE INFORMATION, REFER TO
PAGE 6 OF THE PROSPECTUS.

INVESTMENT OBJECTIVES AND POLICIES


      PRIMARY AND SECONDARY -- THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS

LONG-TERM CAPITAL APPRECIATION.  THE DEVELOPMENT OF A MODEST AMOUNT OF CURRENT
INCOME IS A SECONDARY INVESTMENT OBJECTIVE OF THE FUND.  COMMON STOCKS AND
SECURITIES CONVERTIBLE INTO COMMON STOCKS WILL BE UTILIZED TO REACH THE CAPITAL
GROWTH OBJECTIVE.  BONDS, DEBENTURES, AND PREFERRED STOCKS ARE ACQUIRED OR HELD
TO FULFILL THE MODEST INCOME OBJECTIVE.  REFER TO PAGES 6-8 OF THE PROSPECTUS
FOR A COMPLETE DISCUSSION OF THE INVESTMENT POLICY OBJECTIVES FOR THE FUND AND
THE PRACTICES EMPLOYED TO ATTAIN THE GOALS SET FORTH HEREIN.

      INVESTMENT AND POLICY RESTRICTIONS -- THE ACTIVITIES OF THE FUND AND ITS

INVESTMENT POLICIES ARE RESTRICTED AS SET FORTH IN THE FOLLOWING DISCUSSION.
THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF A MAJORITY OF THE
OUTSTANDING VOTING SECURITIES OF THE FUND.

      THE FUND WILL NOT CONCENTRATE ITS INVESTMENTS IN A PARTICULAR INDUSTRY OR
GROUP OF INDUSTRIES BY COMMITTING MORE THAN 25% OF TOTAL ASSETS TO SECURITIES IN
ANY ONE INDUSTRY.  WITH THE EXCEPTION OF INVESTMENTS IN U.S. GOVERNMENT
SECURITIES, THE FUND WILL NOT MAKE INVESTMENTS WHICH WILL CAUSE MORE THAN 5% OF
THE TOTAL VALUE OF ITS ASSETS (AT THE TIME OF PURCHASE) TO BE INVESTED IN THE
SECURITIES OF ANY ONE ISSUER.  FURTHERMORE, IN INITIAL OR SUBSEQUENT
INVESTMENTS, THE FUND MAY NOT ACQUIRE MORE THAN 10% OF THE VOTING STOCK OF ANY
ONE ISSUER, AND THE FUND MAY NOT ACQUIRE MORE THAN 10% OF ANY ONE CLASS OF THE
OUTSTANDING SECURITIES OF ANY ONE ISSUER.  FOR THE PURPOSES OF THIS RESTRICTION,
ALL KINDS OF SECURITIES OF A COMPANY REPRESENTING DEBT ARE CONSIDERED AS A
SINGLE CLASS IRRESPECTIVE OF THEIR DIFFERENCES, AND ALL KINDS OF PREFERRED STOCK
OF A COMPANY ARE CONSIDERED A SINGLE CLASS IRRESPECTIVE OF THEIR DIFFERENCES.

      THE FUND WILL NOT BORROW MONEY OR PLEDGE OR MORTGAGE ITS ASSETS, EXCEPT AS
A TEMPORARY MEASURE, IN WHICH EVENT TOTAL BORROWINGS SHALL NOT EXCEED 10% OF THE
VALUE OF ITS TOTAL ASSETS.  THE OPTION TO BORROW MONEY AS A TEMPORARY MEASURE
HAS NEVER BEEN EXERCISED.  IN ADDITION, THE FUND MAY NOT PURCHASE SECURITIES ON
MARGIN OR MAKE SHORT SALES.

      THE FUND WILL NOT MAKE INVESTMENTS WHICH WILL CAUSE MORE THAN 5% OF THE
VALUE OF ITS TOTAL ASSETS (AT THE TIME OF PURCHASE) TO BE INVESTED IN SECURITIES
OF ISSUERS WHICH HAVE A RECORD OF LESS THAN THREE YEARS' OPERATION.


Bridges Investment Fund, Inc.          -4-            February 27, 1998
  Statement -- Part B


      THE FUND WILL NOT INVEST IN COMPANIES FOR THE PURPOSE OF EXERCISING
CONTROL OR MANAGEMENT, AND THE FUND WILL NOT INVEST IN SECURITIES OF OTHER
INVESTMENT COMPANIES EXCEPT BY PURCHASE IN OPEN MARKET, WHERE NO COMMISSION OR
PROFIT TO A SPONSOR OR DEALER RESULTS FROM SUCH PURCHASE OTHER THAN THE
CUSTOMARY BROKER'S COMMISSION, OR WHERE THE ACQUISITION IS PART OF A PLAN OF
MERGER OR CONSOLIDATION.  SUCH ACQUISITIONS, IF ANY, OF THE SECURITIES OF OTHER
REGISTERED INVESTMENT COMPANIES SHALL BE UNLAWFUL FOR THE ACQUIRING COMPANY IF
IMMEDIATELY AFTER SUCH PURCHASE OR ACQUISITION THE ACQUIRING COMPANY OWNS IN THE
AGGREGATE:

     1.   MORE THAN 3 PER CENTUM OF THE OUTSTANDING VOTING STOCK OF ANOTHER
          INVESTMENT COMPANY;

     2.   SECURITIES ISSUED BY THE ACQUIRED COMPANY HAVING AN AGGREGATE VALUE IN
          EXCESS OF 5 PER CENTUM OF THE VALUE OF THE TOTAL ASSETS OF THE FUND;
          OR

     3.   SECURITIES ISSUED BY THE ACQUIRED COMPANY AND ALL OTHER INVESTMENT
          COMPANIES (OTHER THAN TREASURY STOCK OF THE ACQUIRING COMPANY) HAVING
          AN AGGREGATE VALUE IN EXCESS OF 10 PER CENTUM OF THE VALUE OF THE
          TOTAL ASSETS OF THE FUND.

     EACH INVESTMENT OF THE FUND WILL BE MADE WITH THE EXPECTATION THAT THE
SECURITY ACQUIRED WILL BE HELD FOR THE LONG TERM.  THE FUND WILL NOT PURCHASE
SECURITIES WITH A VIEW TOWARDS RAPID TURNOVER FOR CAPITAL GAINS.  HOWEVER, THE
MANAGEMENT MAY SELL SECURITIES FOR SHORT TERM GAINS OR LOSSES IF NEW INFORMATION
OR CHANGES IN MARKET CONDITIONS INDICATE SUCH SELLING ACTION IS ADVISABLE.

     THE FUND WILL NOT INVEST OUTSIDE OF THE AREA OF SECURITIES.  IT WILL NOT
PURCHASE OR SELL REAL ESTATE, COMMODITIES OR COMMODITY CONTRACTS.  THE FUND WILL
NOT MAKE LOANS TO OTHER PERSONS.  (THE ACQUISITION OF A PORTION OF AN ISSUE OF
PUBLICLY DISTRIBUTED BONDS, DEBENTURES, OR OTHER DEBT SECURITIES IS NOT TO BE
CONSIDERED THE MAKING OF A LOAN.)

     THE FUND WILL NOT ENGAGE IN THE UNDERWRITING OF THE SECURITIES OF OTHER
ISSUERS.

     THE FUND WILL NOT PURCHASE RESTRICTED OR NON-REGISTERED SECURITIES.

     THE FUND WILL NOT PURCHASE OR SELL PUT OR CALL OPTIONS, EXCEPT THE FUND MAY
WRITE OR SELL CALL OPTIONS AGAINST SHARES HELD IN ITS SECURITIES PORTFOLIO ON

Bridges Investment Fund, Inc.         -5-              February 27, 1998
  Statement -- Part B



THE AMERICAN STOCK EXCHANGE, INC., THE CHICAGO BOARD OPTIONS EXCHANGE,
INCORPORATED, THE PACIFIC STOCK EXCHANGE INCORPORATED, AND THE PBW STOCK
EXCHANGE, PROVIDED THAT ANY SUCH CALL OPTIONS WILL BE LIMITED TO SHARES OF
COMMON STOCKS WHICH HAVE AN AGGREGATE MARKET VALUE OF LESS THAN 10% OF THE TOTAL
VALUE OF THE FUND'S ASSETS AT THE TIME OF THE TRANSACTION, AND FURTHER PROVIDED
THAT NOT MORE THAN ONE-HALF OF THE SHARES HELD IN ANY ONE ISSUER WILL BE
ELIGIBLE FOR THE WRITING OF SUCH CALL OPTIONS.  THE FUND MAY PURCHASE A CALL
OPTION WITH TERMS IDENTICAL TO A CALL OPTION WHICH HAS BEEN PREVIOUSLY WRITTEN
IN ORDER TO LIQUIDATE OR CLOSE AN EXISTING CALL OPTION POSITION.  PRIOR TO
DECEMBER 31,    1997    , THE FUND HAD NOT EXERCISED ITS AUTHORITY TO WRITE A
COVERED CALL OPTION.

     THE FUND MAY PURCHASE BONDS, DEBENTURES, AND PREFERRED STOCKS WHICH HAVE
ONE OR MORE INTEREST OR DIVIDEND PAYMENTS IN ARREARS, BUT, NEVERTHELESS, OFFER
PROSPECTS OF RESUMING THE PAYMENT OF THE ARREARAGE PLUS THE CURRENT INCOME RATE.
SUCH SECURITIES MAY OFFER A SIGNIFICANT PRICE IMPROVEMENT FROM A DEPRESSED
LEVEL, THEREBY CREATING A CAPITAL GAIN POTENTIAL SIMILAR TO THE ADVANCEMENT
POSSIBLE FOR COMMON STOCK SELECTIONS.  THE RISK OF OWNING THIS TYPE OF SECURITY
IS THAT INCOME PAYMENTS WILL NOT BE RESUMED OR THAT THE PRINCIPAL WILL NEVER BE
REPAID.  FURTHER, THE FUND MAY ACQUIRE ISSUES, SOMETIMES KNOWN AS JUNK BONDS,
WITH ABOVE AVERAGE YIELD AND BALANCE SHEET RISK.  THE PURCHASE OF THIS LOWER
GRADE OF SECURITIES WILL BE LIMITED TO 5% OF THE VALUE OF THE TOTAL ASSETS OF
THE FUND.  THIS PERMITTED INVESTMENT POLICY HAS SELDOM BEEN USED IN THE PAST
HISTORY OF THE FUND, AND IT WOULD ONLY BE EMPLOYED IN AN EXCEPTIONALLY
ATTRACTIVE CIRCUMSTANCE IN THE JUDGMENT OF THE INVESTMENT MANAGER.

     WITH RESPECT TO THE OWNERSHIP OF U.S. GOVERNMENT SECURITIES, THE FUND WILL
INVEST PRIMARILY IN ISSUES OF THE TREASURY THAT ARE BACKED BY THE FULL FAITH AND
CREDIT OF THE UNITED STATES OF AMERICA.  THE FUND MAY PURCHASE BILLS, SHORT
TERM; NOTES, INTERMEDIATE TERM; AND BONDS, LONG TERM INSTRUMENTS DEPENDING UPON
THE ATTRACTIVENESS OF INTEREST RATES AND THE EXPECTED TRENDS OF THESE YIELDS IN
THE FUTURE.

     PORTFOLIO TURNOVER -- IN THE TEN YEARS ENDING DECEMBER 31,    1997    , THE

PORTFOLIO TURNOVER RATE FOR THE FUND RANGED FROM A HIGH OF 31% IN 1988 TO A LOW
OF 7% IN 1992 AND 1995.  THE    MEDIAN     AVERAGE PORTFOLIO TURNOVER FOR THE
PAST 10 YEARS WAS    10.5%    .  THE PORTFOLIO TURNOVER RATE IN    1997     WAS
8%.  THE REGISTRANT HAS NO PLANS TO MATERIALLY CHANGE THE PORTFOLIO TURNOVER
RATE FOR THE FUND FROM THE    RANGE OF     EXPERIENCE OF THE PAST AS JUST
DESCRIBED; HOWEVER, PORTFOLIO RATES COULD INCREASE SIGNIFICANTLY IN ORDER TO
RESPOND TO TURBULENT CONDITIONS IN THE SECURITIES MARKET.  REFER TO PAGE 6 OF
THE PROSPECTUS FOR DETAILED YEAR-TO-YEAR INFORMATION ON THE PORTFOLIO TURNOVER
RATE.

     THE RATE OF PORTFOLIO TURNOVER SHALL BE CALCULATED BY DIVIDING (A) THE
LESSER OF PURCHASES OR SALES OF PORTFOLIO SECURITIES FOR THE REPORTING PERIOD BY


Bridges Investment Fund, Inc.         -6-            February 27, 1998
  Statement -- Part B


(B) THE MONTHLY AVERAGE OF THE VALUE OF THE PORTFOLIO SECURITIES OWNED BY THE
REGISTRANT DURING THE REPORTING PERIOD.  SUCH MONTHLY AVERAGE SHALL BE
CALCULATED BY TOTALING THE MARKET VALUES OF THE PORTFOLIO SECURITIES AS OF THE
BEGINNING AND END OF THE FIRST MONTH OF THE REPORTING PERIOD AND AS OF THE END
OF EACH OF THE SUCCEEDING MONTHS IN THE PERIOD AND DIVIDING THE SUM BY THE
NUMBER OF MONTHS IN THE PERIOD PLUS ONE.

     FOR PURPOSES OF THIS EXPLANATION, THERE SHALL BE EXCLUDED FROM BOTH THE
NUMERATOR AND DENOMINATOR ALL SECURITIES, INCLUDING OPTIONS, WHOSE MATURITY OR
EXPIRATION DATE AT THE TIME OF ACQUISITION WERE ONE YEAR OR LESS.  ALL LONG-TERM
SECURITIES, INCLUDING LONG-TERM U.S. GOVERNMENT SECURITIES, SHOULD BE INCLUDED.
PURCHASES SHALL INCLUDE ANY CASH PAID UPON THE CONVERSION OF ONE PORTFOLIO
SECURITY INTO ANOTHER.  PURCHASES SHALL ALSO INCLUDE THE COST OF RIGHTS OR
WARRANTS PURCHASED.  SALES SHALL INCLUDE THE NET PROCEEDS FROM THE SALE OF
RIGHTS OR WARRANTS.  SALES SHALL ALSO INCLUDE THE NET PROCEEDS OF PORTFOLIO
SECURITIES WHICH HAVE BEEN CALLED OR FOR WHICH PAYMENT HAS BEEN MADE THROUGH
REDEMPTION OR MATURITY.

     THIS INFORMATION IS NOT GENERALLY AVAILABLE TO THE SHAREHOLDERS OR
INTERESTED PUBLIC, BUT THE EXPLANATION ABOVE DETAILS THE MANNER IN WHICH THE
PORTFOLIO TURNOVER RATE SHOWN ON PAGE 6 OF THE PROSPECTUS IS CALCULATED.  IN
GENERAL, PORTFOLIO TURNOVER RISES WHEN SECURITIES HELD NEED TO BE REPOSITIONED
TO ADAPT THE FUND'S INVESTMENT POSITION TO NEW OPPORTUNITIES OR TO PROTECT
AGAINST UNFORESEEN, ADVERSE MARKET CIRCUMSTANCES.

MANAGEMENT OF THE FUND


     DIRECTORS AND OFFICERS -- THE BOARD OF DIRECTORS OF THE FUND IS RESPONSIBLE

FOR THE MANAGEMENT OF THE BUSINESS AFFAIRS OF THE FUND.  THE DAY-TO-DAY
OPERATION OF THE FUND IS HANDLED BY THE OFFICERS WHO ARE CHOSEN BY, AND
ACCOUNTABLE TO, THE BOARD OF DIRECTORS.  THE OFFICERS HAVE AT THEIR DISPOSAL THE
SERVICES OF THE INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC.  THIS FIRM
IS OBLIGATED UNDER ITS INVESTMENT ADVISORY CONTRACT WITH THE FUND TO PERFORM ALL
SERVICES NECESSARY IN CONNECTION WITH THE MANAGEMENT OF THE FUND.  THE BUSINESS
EXPERIENCE OF EACH OF THE OFFICERS AND DIRECTORS OF THE FUND AND OF THE
INVESTMENT ADVISER DURING THE PAST FIVE YEARS IS AS FOLLOWS:

     FREDERICK N. BACKER,    AGE 65    , DIRECTOR OF THE FUND AND MEMBER OF THE
EXECUTIVE COMMITTEE AND THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF THE
FUND, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA.  MR. BACKER IS CURRENTLY THE
PRESIDENT OF JAT CORP., A    PRIVATE INVESTMENT CONCERN THAT OPERATED A
RESTAURANT FOR TWENTY-FIVE YEARS    .  HIS RESPONSIBILITY TO THIS CONCERN
COMMENCED IN AUGUST, 1972.  MR. BACKER IS AN INTERESTED PERSON MEMBER OF THE


Bridges Investment Fund, Inc.          -7-            February 27, 1998
  Statement -- Part B


BOARD OF DIRECTORS OF THE FUND, WHICH IS DEFINED IN SECTION 2(A)(19) OF THE
INVESTMENT COMPANY ACT OF 1940.  IN THE CONTEXT OF THIS PROSPECTUS, AN
INTERESTED PERSON IS SOMEONE WHO HAS A MATERIAL BUSINESS OR PROFESSIONAL
RELATIONSHIP WITH THE FUND'S INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL,
INC. OR ITS PRINCIPAL OFFICERS.

     EDSON L. BRIDGES II, CFA,    AGE 65    , CHAIRMAN AND CHIEF EXECUTIVE
OFFICER, DIRECTOR OF THE FUND, AND MEMBER OF THE EXECUTIVE COMMITTEE AND THE
AUDIT COMMITTEE OF THE BOARD OF DIRECTORS, 8401 WEST DODGE ROAD, OMAHA,
NEBRASKA.  IN SEPTEMBER, 1959, MR. BRIDGES BECAME ASSOCIATED WITH THE
PREDECESSOR FIRM TO BRIDGES INVESTMENT COUNSEL, INC., AND HE IS PRESENTLY THE
PRESIDENT AND A DIRECTOR OF THAT FIRM.  MR. BRIDGES IS AN AFFILIATED PERSON
MEMBER OF THE BOARD OF DIRECTORS OF THE FUND.  MR. BRIDGES WAS ELECTED A VICE
PRESIDENT OF THE FUND ON APRIL 17, 1963, THEN PRESIDENT ON SEPTEMBER 28, 1970 --
A POSITION THAT HE HELD TO APRIL 11, 1997,    WHEN HE WAS ELECTED TO HIS NEW
RESPONSIBILITIES.

     EDSON L. BRIDGES III, CFA,    AGE 39    , PRESIDENT AND DIRECTOR OF THE
FUND AND MEMBER OF THE EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE
FUND, 8401 WEST DODGE ROAD, OMAHA, NEBRASKA.  MR. BRIDGES HAS BEEN A FULL-TIME
MEMBER OF THE PROFESSIONAL STAFF OF BRIDGES INVESTMENT COUNSEL, INC. SINCE
AUGUST, 1983, AND A PART-TIME MEMBER FROM JANUARY 1, 1983.  MR. BRIDGES WAS
ELECTED A VICE PRESIDENT OF THE FUND ON JUNE 28, 1985, EXECUTIVE VICE PRESIDENT
ON APRIL 13, 1995, AND PRESIDENT ON APRIL 11, 1997.   MR. BRIDGES IS AN
AFFILIATED PERSON MEMBER OF THE BOARD OF DIRECTORS OF THE FUND.

     N. PHILLIPS DODGE, JR.,    AGE 61    , DIRECTOR OF THE FUND AND MEMBER OF
THE EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 8701 WEST DODGE
ROAD, OMAHA, NEBRASKA.  MR. DODGE IS PRESIDENT OF N. P. DODGE COMPANY, A LEADING
COMMERCIAL AND RESIDENTIAL REAL ESTATE BROKERAGE CONCERN IN THE AREA OF OMAHA,
NEBRASKA.  MR. DODGE HAS HELD THIS POSITION SINCE JULY, 1978.  MR. DODGE IS ALSO
A PRINCIPAL OFFICER AND DIRECTOR OF A NUMBER OF SUBSIDIARY AND AFFILIATED
COMPANIES IN THE PROPERTY MANAGEMENT, INSURANCE,AND REAL ESTATE SYNDICATION, AND
HE IS A PUBLICLY ELECTED DIRECTOR OF THE OMAHA PUBLIC POWER DISTRICT.  MR. DODGE
IS AN INTERESTED PERSON MEMBER OF THE BOARD OF DIRECTORS OF THE FUND.

     JOHN W. ESTABROOK,    AGE 70    , DIRECTOR OF THE FUND AND MEMBER OF THE
AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 10542 MULLEN ROAD, OMAHA,
NEBRASKA.  MR. ESTABROOK WAS THE CHIEF ADMINISTRATIVE OFFICER OF THE NEBRASKA
METHODIST HOSPITAL IN OMAHA, NEBRASKA, FROM JUNE, 1959, TO DECEMBER, 1986.  MR.
ESTABROOK CONTINUED AS THE CHIEF EXECUTIVE OFFICER OF THE NEBRASKA METHODIST
HEALTH SYSTEM, INC., WHICH OFFERS A VARIETY OF SERVICES TO OTHER HEALTH CARE
PROVIDERS IN THE MIDWEST REGION, UNTIL AUGUST, 1992, WHEN HE RETIRED.  MR.
ESTABROOK IS AN INTERESTED PERSON MEMBER OF THE BOARD OF DIRECTORS.


Bridges Investment Fund, Inc.        -8-           February 27, 1998
  Statement -- Part B



     JON D. HOFFMASTER,    AGE 50    , DIRECTOR OF THE FUND AND MEMBER OF THE
AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 5711 SOUTH 86TH CIRCLE,
OMAHA, NEBRASKA.  MR. HOFFMASTER IS A DIRECTOR OF AMERICAN BUSINESS INFORMATION
IN OMAHA, NEBRASKA.  FROM 1987 TO SEPTEMBER, 1991, MR. HOFFMASTER SERVED AS
EXECUTIVE VICE PRESIDENT OF THE COMPANY.  FROM SEPTEMBER, 1991, TO SEPTEMBER,
1993, MR. HOFFMASTER SERVED AS PRESIDENT AND CHIEF OPERATING OFFICER OF THE
COMPANY.  HE BECAME CHIEF FINANCIAL OFFICER IN JUNE, 1992, AND ASSUMED THE
POSITION OF VICE CHAIRMAN OF THE BOARD IN SEPTEMBER, 1993.  FROM 1980 TO 1987,
MR. HOFFMASTER WAS PRESIDENT AND CHIEF EXECUTIVE OFFICER OF FIRST NATIONAL BANK
OF BELLEVUE, NEBRASKA.  MR. HOFFMASTER IS AN INTERESTED PERSON MEMBER OF THE
BOARD OF DIRECTORS OF THE FUND.

     JOHN J. KORALESKI,    AGE 48    , DIRECTOR OF THE FUND AND MEMBER OF THE
EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 1416 DODGE STREET,
OMAHA, NEBRASKA.  MR. KORALESKI IS EXECUTIVE VICE PRESIDENT-FINANCE OF THE UNION
PACIFIC RAILROAD COMPANY HEADQUARTERED IN OMAHA, NEBRASKA.  AS CHIEF FINANCIAL
OFFICER OF THE RAILROAD, MR. KORALESKI HEADS AND MANAGES THE FINANCIAL PLANNING
AND MANAGEMENT FUNCTIONS FOR THE RAILROAD, AND HE IS RESPONSIBLE FOR THE
OPERATIONS OF THE COMPANY'S INFORMATION AND TELECOMMUNICATIONS TECHNOLOGIES.  HE
WAS APPOINTED TO HIS PRESENT POSITION IN SEPTEMBER, 1991.  HE HAS SERVED THE
UNION PACIFIC RAILROAD COMPANY IN VARIOUS CAPACITIES SINCE JUNE, 1972.

     ROGER A. KUPKA,    AGE 68    , DIRECTOR OF THE FUND AND MEMBER OF THE
EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 2305 SOUTH 103RD
STREET, OMAHA, NEBRASKA.  MR. KUPKA IS THE RETIRED PRESIDENT AND CHIEF EXECUTIVE
OF NEBRASKA BUILDERS PRODUCTS CO. OF OMAHA, NEBRASKA.  HE HELD THIS POSITION
FROM 1969 TO NOVEMBER, 1986.  NEBRASKA BUILDERS PRODUCTS CO. SOLD OR DISTRIBUTED
ADHESIVES, BRICK, CAULKING, INSULATION, ROOFING, SEALANTS, AND SPECIALTY
PRODUCTS.  SINCE AUGUST, 1992, MR. KUPKA HOLDS THE POSITION OF VICE CHAIRMAN OF
THE BOARD OF DIRECTORS OF PSI GROUP, FORMERLY KNOWN AS DISCOUNT MAIL, INC.,
HEADQUARTERED IN OMAHA, NEBRASKA.     MR. KUPKA ALSO SERVES AS PRESIDENT OF
KUPKA, INC. AND PRESIDENT OF MICKLIN HOME IMPROVEMENT COMPANY.  BOTH COMPANIES
ARE LOCATED IN OMAHA, NEBRASKA.

     GARY L. PETERSEN,    AGE 54    , DIRECTOR OF THE FUND AND MEMBER OF THE
EXECUTIVE COMMITTEE, 30 BISHOP SQUARE, LINCOLN, NEBRASKA.  MR. PETERSEN IS THE
RETIRED PRESIDENT OF PETERSEN MANUFACTURING CO. INC. OF DEWITT, NEBRASKA.  MR.
PETERSEN COMMENCED EMPLOYMENT WITH THAT COMPANY IN FEBRUARY, 1966, BECAME
PRESIDENT IN MAY, 1979, AND RETIRED IN JUNE, 1985.  PETERSEN MANUFACTURING CO.
INC. PRODUCED A BROAD LINE OF HAND TOOLS FOR NATIONAL AND WORLDWIDE DISTRIBUTION
UNDER THE BRAND NAMES VISE-GRIP, UNIBIT, PROSNIP, AND PUNCH PULLER.  MR.
PETERSEN IS AN INTERESTED PERSON MEMBER OF THE BOARD OF DIRECTORS OF THE FUND.


Bridges Investment Fund, Inc.           -9-             February 27, 1998
  Statement -- Part B



     ROY A. SMITH,    AGE 64    , DIRECTOR OF THE FUND AND MEMBER OF THE
EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 5051 L STREET, OMAHA,
NEBRASKA.  MR. SMITH    WAS     PRESIDENT OF H. P. SMITH MOTORS, INC., A LEADING
DEALERSHIP FOR THE FORD MOTOR CO.,    UNTIL ITS SALE IN 1997    , AND HE IS
   CURRENTLY     PRESIDENT OF OLD MILL TOYOTA  INC.  MR. SMITH IS A DIRECTOR OF
THE MID CITY BANK OF OMAHA.

     L.B. THOMAS,    AGE 61    , DIRECTOR OF THE FUND AND MEMBER OF THE
EXECUTIVE COMMITTEE OF THE BOARD OF DIRECTORS OF THE FUND, 7813 PIERCE CIRCLE,
OMAHA, NEBRASKA.  MR. THOMAS RETIRED IN OCTOBER, 1996, FROM CONAGRA, INC.  HE
WAS SENIOR VICE PRESIDENT, RISK OFFICER, AND CORPORATE SECRETARY FOR CONAGRA,
INC., WITH WORLD-WIDE OPERATIONS AND THE SECOND LARGEST MAJOR PROCESSOR OF FOOD
PRODUCTS IN THE UNITED STATES, HEADQUARTERED IN OMAHA, NEBRASKA.  HE WAS ALSO A
MEMBER OF CONAGRA'S MANAGEMENT EXECUTIVE COMMITTEE.  MR. THOMAS JOINED CONAGRA
AS ASSISTANT TO THE TREASURER IN 1960.  HE WAS NAMED ASSISTANT TREASURER IN
1996; VICE PRESIDENT, FINANCE IN 1969; VICE PRESIDENT, FINANCE AND TREASURER IN
1974; ADDED THE CORPORATE SECRETARY RESPONSIBILITY IN 1982; AND BECAME SENIOR
VICE PRESIDENT IN 1991.

     DOUGLAS P. PERSON,    AGE 40    , VICE PRESIDENT OF THE FUND, 8401 WEST
DODGE ROAD, OMAHA, NEBRASKA.  MR. PERSON HAS BEEN A FULL-TIME MEMBER OF THE
PROFESSIONAL STAFF OF BRIDGES INVESTMENT COUNSEL, INC. SINCE SEPTEMBER, 1985,
AND HE IS CURRENTLY A VICE PRESIDENT OF THAT FIRM.  PRIOR TO THAT TIME, MR.
PERSON SERVED AS A LEGISLATIVE AIDE IN THE NEBRASKA STATE LEGISLATURE IN 1985.
DURING 1984, MR. PERSON HELD THE POSITION OF TRUST MARKETING REPRESENTATIVE FOR
THE FIRST NATIONAL BANK OF LINCOLN, LINCOLN, NEBRASKA.  FROM JULY, 1982, THROUGH
MARCH, 1984, MR. PERSON WAS A REGISTERED REPRESENTATIVE FOR SHEARSON/AMERICAN
EXPRESS IN LINCOLN, NEBRASKA.  MR. PERSON WAS ELECTED AN ASSISTANT VICE
PRESIDENT OF THE FUND ON JANUARY 12, 1988, WITH THE APPOINTMENT BECOMING
EFFECTIVE ON FEBRUARY 1, 1988.

     MARY ANN MASON,    AGE 46    , SECRETARY OF THE FUND, 8401 WEST DODGE ROAD,
OMAHA, NEBRASKA, WAS EMPLOYED AS A STAFF SECRETARY OF BRIDGES INVESTMENT
COUNSEL, INC. IN JUNE, 1981.  SHE WAS APPOINTED CORPORATE SECRETARY FOR BRIDGES
INVESTMENT COUNSEL, INC. IN 1987, AND WAS ELECTED ASSISTANT SECRETARY OF THE
FUND ON APRIL 13, 1988.  MRS. MASON BECAME SECRETARY OF THE FUND ON FEBRUARY 20,
1990.

     NANCY K. DODGE,    AGE 35    , TREASURER OF THE FUND, 8401 WEST DODGE ROAD,
OMAHA, NEBRASKA WAS EMPLOYED BY BRIDGES INVESTMENT COUNSEL, INC. IN JANUARY,
1980, AS AN ENTRY LEVEL PERSON IN STAFF SERVICES AND ACCOUNTING.  MRS. DODGE
PROGRESSED THROUGH VARIOUS POSITIONS IN THE ACCOUNTING AREA TO BECOME MANAGER OF
THAT DEPARTMENT OF THE FIRM IN 1986.  DURING 1988, SHE ADVANCED TO THE POSITION
OF EXECUTIVE ASSISTANT AND THEN ASSISTANT TO THE PRESIDENT IN 1992.  MRS. DODGE


Bridges Investment Fund, Inc.       -10-          February 27, 1998
  Statement -- Part B



WAS ELECTED ASSISTANT TREASURER OF THE FUND ON APRIL 11, 1986, AND SHE BECAME
TREASURER OF THE FUND ON APRIL 12, 1991.

     KATHLEEN J. STRANIK,    AGE 54    , ASSISTANT SECRETARY OF THE FUND, 8401
WEST DODGE ROAD, OMAHA, NEBRASKA WAS EMPLOYED BY BRIDGES INVESTMENT COUNSEL,
INC. AS A SECRETARY IN JANUARY, 1986.  MRS. STRANIK HAS ASSUMED ADDITIONAL
ADMINISTRATIVE RESPONSIBILITIES DURING HER CAREER WITH THE INVESTMENT ADVISER
AND CURRENTLY HOLDS THE POSITION OF EXECUTIVE SECRETARY.  MRS. STRANIK WAS
ELECTED ASSISTANT SECRETARY OF THE FUND ON APRIL 13, 1995.

     ROSEMARY M. TECKMEYER,    AGE 70    , VICE PRESIDENT OF THE FUND, 8401 WEST
DODGE ROAD, OMAHA, NEBRASKA.  MRS. TECKMEYER WAS EMPLOYED BY BRIDGES INVESTMENT
COUNSEL, INC. AS A STATISTICIAN IN SEPTEMBER, 1967.  MRS. TECKMEYER HAS SERVED
IN MANY CAPACITIES FOR BRIDGES INVESTMENT COUNSEL, INC. SINCE THAT DATE.  SHE IS
PRESENTLY VICE PRESIDENT AND TREASURER OF THAT FIRM, AND SHE WAS ELECTED
TREASURER OF BRIDGES INVESTMENT FUND, INC. ON APRIL 13, 1973, AFTER HOLDING THE
POSITION OF ASSISTANT TREASURER FOR SEVERAL YEARS.  MRS. TECKMEYER WAS ELECTED A
VICE PRESIDENT OF THE FUND ON APRIL 12, 1991.

     THE BOARD OF DIRECTORS OF THE FUND HAS AN AUDIT COMMITTEE AND AN EXECUTIVE
COMMITTEE.  THE MEMBERS OF THESE COMMITTEES ARE APPOINTED ANNUALLY AT THE APRIL
MEETING OF THE BOARD OF DIRECTORS.  THE MEMBERS OF THE AUDIT COMMITTEE IN
   1998     ARE:  FREDERICK N. BACKER, JOHN W. ESTABROOK, JON D. HOFFMASTER, AND
EDSON L. BRIDGES II, EX-OFFICIO.  THE MEMBERS OF THE EXECUTIVE COMMITTEE IN
   1998     ARE:  FREDERICK N. BACKER, EDSON L. BRIDGES II, EDSON L. BRIDGES
III, N. P. DODGE, JR., JOHN J. KORALESKI, ROGER A. KUPKA, GARY L. PETERSEN, ROY
A. SMITH, AND L.B. THOMAS.  THE EXECUTIVE COMMITTEE REVIEWS ALL CONTRACTS AND
OTHER BUSINESS RELATIONSHIPS OF THE FUND.  THE EXECUTIVE COMMITTEE WILL ACT ON
BEHALF OF THE FULL BOARD OF DIRECTORS ON ANY MATTER REQUIRING ACTION PRIOR TO
THE NEXT MEETING OF THE BOARD.  THE EXECUTIVE COMMITTEE ALSO ACTS AS A
NOMINATING COMMITTEE FOR REPLACEMENT OF RETIRING DIRECTORS.

     THE OFFICERS AND DIRECTORS OF THE FUND DO NOT RECEIVE ANY SALARIES OR FEES
FROM THE FUND FOR THEIR SERVICES TO THE FUND IN SUCH CAPACITIES.  HOWEVER,
DURING    1997    , THE DIRECTORS AS A GROUP RECEIVED    $9,275.00     FROM
BRIDGES INVESTMENT COUNSEL, INC. FOR COMPENSATION RELATED TO ATTENDANCE AT
MEETINGS OF THE BOARD OF DIRECTORS, THE AUDIT COMMITTEE, AND THE EXECUTIVE
COMMITTEE OF THE FUND.

     THE FOLLOWING AGGREGATE COMPENSATION IN EXCESS OF    $60,000     PER
COMPENSATED PERSON INFORMATION IS PROVIDED FOR ALL DIRECTORS OF THE FUND AND FOR
EACH OF THE THREE HIGHEST PAID EXECUTIVE OFFICERS OR ANY AFFILIATED PERSON OF
THE FUND FOR THE MOST RECENTLY COMPLETED FISCAL YEAR    (1997)    :



Bridges Investment Fund, Inc.           -11-           February 27, 1998
  Statement -- Part B








                               COMPENSATION TABLE

(1)                    (2)            (3)                (4)              (5)
                                                                          TOTAL
                                      PENSION OR                          COMPENSATION
                       AGGREGATE      RETIREMENT         ESTIMATED        FROM REGISTRANT
                       COMPENSATION   BENEFITS ACCRUED   ANNUAL           AND FUND COMPLEX
NAME OF PERSON,        FROM           AS PART            BENEFITS UPON    PAID TO DIRECTORS
POSITION               REGISTRANT     OF FUND EXPENSES   RETIREMENT


THREE HIGHEST PAID EXECUTIVE OFFICERS:

EDSON L. BRIDGES II    NONE           NONE               NONE             NONE
 CHAIRMAN AND CEO,
   AND DIRECTOR
EDSON L. BRIDGES III   NONE           NONE               NONE             NONE
 PRESIDENT AND
   DIRECTOR
DOUGLAS P. PERSON      NONE           NONE               NONE             NONE
 VICE PRESIDENT
DIRECTORS OF THE FUND:

FREDERICK N. BACKER    NONE           NONE               NONE             NONE
N. P. DODGE, JR.       NONE           NONE               NONE             NONE
JOHN W. ESTABROOK      NONE           NONE               NONE             NONE
JON D. HOFFMASTER      NONE           NONE               NONE             NONE
JOHN J. KORALESKI      NONE           NONE               NONE             NONE
ROGER A. KUPKA         NONE           NONE               NONE             NONE
GARY L. PETERSEN       NONE           NONE               NONE             NONE
ROY A. SMITH           NONE           NONE               NONE             NONE
L.B. THOMAS            NONE           NONE               NONE             NONE


THERE ARE NO MATERIAL PROVISIONS OF ANY PENSION, RETIREMENT, OR OTHER PLAN OR ARRANGEMENT OTHER THAN THE DISCLOSURE ARRANGEMENTS MADE IN THE TABLE ABOVE THAT REQUIRE DISCLOSURE HEREIN.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     NO PERSON OR SHAREHOLDER HAS CONTROL OF BRIDGES INVESTMENT FUND, INC. CONTROL IS DEFINED TO MEAN THE BENEFICIAL OWNERSHIP, EITHER DIRECTLY OR INDIRECTLY, OF MORE THAN 25% OF THE VOTING SECURITIES OF THE FUND.

     THERE    IS ONE GROUP     OF FAMILY MEMBERS WHO OWNED OF RECORD OR
BENEFICIALLY MORE THAN 5% OF THE FUND'S OUTSTANDING CAPITAL STOCK AS OF JANUARY
31,    1998    , WHEN THE FUND HAD A TOTAL OF    1,271,910     SHARES
OUTSTANDING:  THE FAMILY OF EDSON L. BRIDGES II.

     THE FAMILY OF EDSON L. BRIDGES II IS COMPOSED OF THE FOLLOWING MEMBERS:
SALLY S. BRIDGES, WIFE; EDSON L. BRIDGES III, A MARRIED SON; JENNIFER B. HICKS, A MARRIED DAUGHTER; ROBERT W. BRIDGES, A MARRIED SON; AND MARVIN W. BRIDGES, JR., A BROTHER. THE EDSON L. BRIDGES II RESIDENCE ADDRESS IS 10725 CEDAR


Bridges Investment Fund, Inc.        -12-          February 27, 1998
  Statement -- Part B


STREET, OMAHA, NEBRASKA 68124. THE EDSON L. BRIDGES III HOME ADDRESS IS 760 FAIRACRES ROAD, OMAHA, NEBRASKA 68132. THE ADDRESS FOR JENNIFER B. HICKS IS 1120 SOUTH 61ST STREET, OMAHA, NEBRASKA 68106. ROBERT W. BRIDGES LIVES AT 3200 PENDLETON AVENUE, CHARLOTTE, NORTH CAROLINA 28210. MARVIN W. BRIDGES, JR. RESIDES AT 1425 SHIRE CIRCLE, INVERNESS, ILLINOIS 60067. EDSON L. BRIDGES III'S WIFE IS TRACY T. BRIDGES. ROBERT W. BRIDGES' SPOUSE IS ELIZABETH H. BRIDGES.

     THE BENEFICIAL OWNERSHIP IN THE EDSON L. BRIDGES II BRANCH OF FAMILY
MEMBERS IS AS FOLLOWS:  EDSON L. BRIDGES II,    12,905     SHARES IN HIS OWN
NAME;    7,476     SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING
TRUST;    3,116     SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PENSION PLAN;
AND    2,344     SHARES IN THE MASTER PLAN INDIVIDUAL RETIREMENT ACT AND
SIMPLIFIED EMPLOYEE PENSION ACCOUNTS FOR A TOTAL OF    25,841     SHARES.  SALLY
S. BRIDGES HOLDS 3,565 SHARES IN HER OWN NAME AND    1,252     SHARES IN THE
MASTER PLAN INDIVIDUAL RETIREMENT ACT ACCOUNT FOR A TOTAL OF    4,817    SHARES.
EDSON AND SALLY HAVE A COMBINED BENEFICIAL OWNERSHIP OF    30,658     SHARES.
EDSON L. BRIDGES III HAS    734     SHARES THROUGH A ONE-THIRD BENEFICIAL
INTEREST IN THE EDSON L. BRIDGES II IRREVOCABLE TRUST;    2,008     SHARES IN
THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING TRUST PLUS    2,789
SHARES IN THE 401(K) FEATURE OF THAT TRUST;    908     SHARES IN THE BRIDGES
INVESTMENT COUNSEL, INC. PENSION PLAN AND    1,060     SHARES IN A MASTER PLAN
INDIVIDUAL RETIREMENT ACT ACCOUNT FOR A TOTAL OF    7,499     SHARES.  TRACY T.
BRIDGES OWNS    9,925     SHARES IN A 401(K) PLAN WITH THE FIRST NATIONAL BANK
OF OMAHA AS CUSTODIAN AND    265     SHARES IN A MASTER PLAN INDIVIDUAL
RETIREMENT ACT ACCOUNT FOR A TOTAL OF    10,190     SHARES.  EDSON III AND TRACY
HAVE A COMBINED BENEFICIAL OWNERSHIP OF    17,689     SHARES.  JENNIFER B. HICKS
HAS    734     SHARES THROUGH A ONE-THIRD BENEFICIAL INTEREST IN THE EDSON L.
BRIDGES II IRREVOCABLE TRUST;    161     SHARES IN THE BRIDGES INVESTMENT
COUNSEL, INC. PROFIT SHARING TRUST;    38     SHARES IN THE BRIDGES INVESTMENT
COUNSEL, INC. PENSION PLAN; AND    245     SHARES IN THE MASTER PLAN INDIVIDUAL
RETIREMENT ACT ACCOUNT FOR A TOTAL OF    1,178     SHARES.  ROBERT W. BRIDGES
HAS    420     SHARES IN HIS OWN NAME;    734     SHARES THROUGH A ONE-THIRD
BENEFICIAL INTEREST IN THE EDSON L. BRIDGES II IRREVOCABLE TRUST;    265
SHARES IN THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING TRUST PLUS
   328     SHARES IN THE 401(K) PLAN;    176     SHARES IN THE BRIDGES
INVESTMENT COUNSEL, INC. PENSION TRUST, AND    205     SHARES IN THE MASTER PLAN
INDIVIDUAL RETIREMENT ACT ACCOUNT FOR A TOTAL OF    2,128     SHARES. ROBERT W.
BRIDGES AND ELIZABETH H. BRIDGES OWN JOINTLY    1,147     SHARES FOR A COMBINED
OWNERSHIP OF    3,275     SHARES.  THE TOTAL FOR BENEFICIAL AMOUNTS ATTRIBUTABLE
TO THE FAMILY BRANCH OF EDSON L. BRIDGES II IS    52,799     SHARES OR 4.2% OF
THE TOTAL SHARES OUTSTANDING ON JANUARY 31,    1998.

     MARVIN W. BRIDGES, JR. IS A BROTHER OF EDSON L. BRIDGES II. MR. BRIDGES RESIDES AT 1425 SHIRE CIRCLE, INVERNESS, ILLINOIS 60067. MARVIN W. BRIDGES, JR. HAS TWO MARRIED DAUGHTERS: ANN B. BRUCE, 10633 WEST KINGSTON ROAD, KINGSTON, WASHINGTON 98346 AND AMY B. LAWRENCE, 8225 N.E. 159TH STREET, BOTHELL,


Bridges Investment Fund, Inc.         -13-              February 27, 1998
  Statement -- Part B



WASHINGTON 98011. MR. EDSON L. BRIDGES II IS TRUSTEE OF THE MARVIN W. BRIDGES, JR. CHARITABLE REMAINDER UNITRUST, OF WHICH MARVIN W. BRIDGES JR. IS A LIFE INCOME BENEFICIARY, AND MULTIPLE CHARITIES ARE PRINCIPAL BENEFICIARIES, THAT OWNS 10,026 SHARES. THE MARVIN W. BRIDGES, JR. IRREVOCABLE TRUST, PROVIDENT TRUST COMPANY SUCCESSOR CO-TRUSTEE WITH EDSON L. BRIDGES II, CO-TRUSTEE, OWNS
   1,310     SHARES, IN WHICH MRS. BRUCE AND MRS. LAWRENCE EACH HAVE A ONE-HALF
INTEREST IN THE TRUST AS PRINCIPAL BENEFICIARIES.  MRS. LAWRENCE OWNS    263
SHARES IN A MASTER PLAN INDIVIDUAL RETIREMENT ACT ACCOUNT. THE TOTAL SHARES ATTRIBUTED DIRECTLY OR INDIRECTLY TO THE MEMBERS OF THE MARVIN W. BRIDGES, JR.
FAMILY ARE    11,599     OR    0.9%     OF THE TOTAL SHARES OUTSTANDING.

     TO SUMMARIZE THE TOTAL BENEFICIAL OWNERSHIP OF THE TWO FAMILY BRANCHES OF
THE BRIDGES FAMILY (   52,799     FOR EDSON II AND    11,599     FOR MARVIN,
JR.) IS    64,398     SHARES, EQUAL TO    5.1%     OF TOTAL SHARES OUTSTANDING.
NO ONE PERSON IN THIS FAMILY OWNS OF RECORD OR BENEFICIALLY MORE THAN 5% OF THE TOTAL SHARES OUTSTANDING.

     THE OFFICERS AND DIRECTORS OF THE FUND OWNED BENEFICIALLY AND OF RECORD, OR
HAD THE POWER TO VOTE,    118,359     SHARES OF THE FUND'S STOCK.  THE MEMBERS
OF THE IMMEDIATE FAMILIES OF OFFICERS AND DIRECTORS OWNED AN ADDITIONAL
   100,745     SHARES FOR A TOTAL BENEFICIAL OWNERSHIP OF THESE PERSONS OF
   219,104     SHARES WHICH WAS EQUAL TO    17.23%     OF THE    1,271,910
SHARES OUTSTANDING AS OF JANUARY 31,    1998.

     WITH RESPECT TO THE ATTRIBUTED BENEFICIAL SHARE INTERESTS REPORTED FOR OFFICERS OF THE FUND FOR HOLDINGS OF THE FUND BY THE BRIDGES INVESTMENT COUNSEL, INC. PENSION PLAN AND THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING TRUST,
ALL SHARES REPORTED ARE ESTIMATES AS OF JANUARY 31,    1998.      THE TRUSTEES
OF THE PENSION PLAN AND THE PROFIT SHARING TRUST WILL NOT REPORT THE ALLOCATIONS
TO PARTICIPANTS FOR DECEMBER 31,    1997    , UNTIL MARCH 15,    1998    ,
BECAUSE THE FINANCIAL INFORMATION UPON WHICH THE ALLOCATIONS ARE MADE TO
PARTICIPANTS WAS NOT COMPLETE ON THE FEBRUARY    27, 1998    , FILING DATE FOR
THIS PROSPECTUS AND STATEMENT, AND SUCH INFORMATION USUALLY IS NOT AVAILABLE FOR A VARIETY OF REASONS AND FACTORS RELATED TO THE CALCULATION OF BONUSES FOR EMPLOYEES AND THE FILING OF THE CORPORATE FEDERAL INCOME TAX FOR BRIDGES INVESTMENT COUNSEL, INC. ACCORDINGLY, THE DISCLOSURE OF BENEFICIAL INTERESTS IN THE PENSION PLAN AND PROFIT SHARING TRUST ARE BASED UPON DECEMBER 31,
   1996,     AND SEPTEMBER 30,    1997    , PERCENTAGE INTERESTS FOR ALLOCATIONS
OF THE JANUARY    22, 1998    , SHARES OWNED BY THESE TRUSTS.

     BRIDGES INVESTMENT COUNSEL, INC. INITIATED A 401(K) ADDITIONAL FEATURE TO THE FIRM'S PROFIT SHARING TRUST IN 1988. THE NATIONAL BANK OF COMMERCE TRUSTEE
HOLDS    6,099     SHARES FOR FIVE PARTICIPANTS, TWO OF WHOM ARE EDSON L.
BRIDGES III AND ROBERT W. BRIDGES, AS DISCLOSED EARLIER. THREE OF THE OTHER PARTICIPANTS ARE OFFICERS OF THE FUND AND ITS INVESTMENT ADVISER: DOUGLAS P.


Bridges Investment Fund, Inc.        -14-           February 27, 1998
  Statement -- Part B



PERSON, WHOSE OWNERSHIP INTEREST IS    1,566     SHARES, MARY ANN MASON, WHOSE
OWNERSHIP INTEREST IS    1,324     SHARES, AND KATHLEEN J. STRANIK, WHOSE
OWNERSHIP INTEREST IS    91     SHARES.

     UNLESS NOTED TO THE CONTRARY, ALL DISCLOSURES OF SHAREHOLDER OWNERSHIP IN THIS SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ARE MADE AS OF THE CLOSE
OF BUSINESS ON JANUARY 31,    1998.

INVESTMENT ADVISORY AND OTHER SERVICES


     CONTROL PERSONS -- TWO PERSONS, EDSON L. BRIDGES II AND EDSON L. BRIDGES

III, OF THE ELEVEN MEMBERS OF THE BOARD OF DIRECTORS OF THE FUND ARE ALSO DIRECTORS AND OFFICERS OF THE INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC.

     MR. BRIDGES IS PRESIDENT AND DIRECTOR OF BRIDGES INVESTMENT COUNSEL, INC. AND CHAIRMAN AND CHIEF EXECUTIVE OFFICER AND DIRECTOR OF BRIDGES INVESTMENT FUND, INC. THE TOTAL OF 600 SHARES OF CAPITAL STOCK OF THE INVESTMENT ADVISER ARE OWNED AS FOLLOWS: EDSON L. BRIDGES II, 525 SHARES; EDSON L. BRIDGES III, SIX SHARES; SALLY S. BRIDGES, WIFE OF EDSON L. BRIDGES II, THREE SHARES; AND NATIONAL BANK OF COMMERCE, AS TRUSTEE FOR THE BRIDGES INVESTMENT COUNSEL, INC. PROFIT SHARING TRUST, 66 SHARES.

     SALLY S. BRIDGES, EDSON L. BRIDGES II, AND EDSON L. BRIDGES III ARE THE THREE DIRECTORS OF BRIDGES INVESTMENT COUNSEL, INC. MR. AND MRS. EDSON L. BRIDGES II HAVE BEEN DIRECTORS OF BRIDGES INVESTMENT COUNSEL, INC. SINCE JANUARY 2, 1963. MR. EDSON L. BRIDGES III WAS ELECTED A DIRECTOR ON DECEMBER 30, 1987.

     AFFILIATED PERSONS -- AS DIRECTORS AND OFFICERS OF BOTH BRIDGES INVESTMENT

COUNSEL, INC. AND BRIDGES INVESTMENT FUND, INC., MR. EDSON L. BRIDGES II AND MR. EDSON L. BRIDGES III ARE AFFILIATED PERSONS OF BOTH ORGANIZATIONS. THERE ARE NO OTHER AFFILIATED PERSONS OF THE INVESTMENT ADVISER AND THE FUND.

     ADVISORY FEES -- BRIDGES INVESTMENT FUND, INC. PAID BRIDGES INVESTMENT

COUNSEL, INC. THE FOLLOWING DOLLAR AMOUNTS FOR THE LAST THREE FISCAL YEARS AS AN
INVESTMENT ADVISORY FEE:  $107,149 IN 1995, $135,586 IN 1996 AND    $170,328 IN
1997.      THESE FEES ARE BASED ON THE MONTH-ENDING NET ASSETS, AVERAGED FOR A
THREE-MONTH PERIOD, AND A 1/8 OF 1% FEE BASIS IS APPLIED TO THE RESULTING NUMBER. THE ANNUAL FEE BASIS IS 1/2 OF 1%. THE ANNUAL FEE IS THE SUM OF THE FOUR QUARTERLY FEES. THE ADVISORY FEE WAS NOT REDUCED BY ANY CREDITS DURING TWO OF THE LAST THREE FISCAL YEARS.

     EXPENSE LIMITATION -- BRIDGES INVESTMENT COUNSEL, INC. HAS AGREED WITH THE

FUND TO PAY ANY EXPENSES, PROPERLY OWED BY THE FUND, WHICH EXCEED 1 1/2% OF THE


Bridges Investment Fund, Inc.       -15-            February 27, 1998
  Statement -- Part B



AVERAGE NET ASSETS FOR ANY YEAR. THERE HAVE BEEN NO EXPENSE REIMBURSEMENTS DURING THE LAST THREE FISCAL YEARS.

     SERVICES PERFORMED ON BEHALF OF FUND -- SERVICES WHICH ARE SUPPLIED OR PAID

FOR WHOLLY OR IN SUBSTANTIAL PART BY THE INVESTMENT ADVISER IN CONNECTION WITH THE INVESTMENT ADVISORY CONTRACT ARE: OCCUPANCY AND OFFICE RENTAL; REGISTRATION AND FILING FEES; SALARIES AND COMPENSATION OF THE FUND'S DIRECTORS AND OFFICERS;
TRADING DEPARTMENT    FOR     SECURITIES; AND PROSPECTUS PREPARATION AND
PRINTING. IN EFFECT, BRIDGES INVESTMENT COUNSEL, INC. SUPPLIES ALL PERSONNEL, EQUIPMENT, FACILITIES, AND ADMINISTRATIVE SERVICES AT ITS EXPENSE THAT WOULD BE PROVIDED FOR ALL INVESTMENT ADVISORY CLIENTS OF THE FIRM. IN ADDITION, BRIDGES INVESTMENT COUNSEL, INC. PAYS FOR ALL EXPENSES OF MAINTAINING FEDERAL AND STATE
REGISTRATIONS AND    THE MAJORITY OF     LEGAL EXPENSES OF THE FUND INCLUDING
THE COSTS ASSOCIATED WITH MASTER PLANS FOR STANDARD RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACT ACCOUNTS. LASTLY, THE INVESTMENT ADVISER PERFORMS ALL SERVICES NOT SPECIFICALLY IDENTIFIED TO ENSURE AN ORDERLY BUSINESS OPERATION OF THE FUND.

     THE FUND PAYS BRIDGES INVESTMENT COUNSEL, INC. FOR ACCOUNTING, CLERICAL, AND BOOKKEEPING SERVICES RELATED SOLELY TO SPECIAL FUNCTIONS FOR THE FUND AND FOR POSTAGE, STATIONERY, FORMS, SUPPLIES AND PRINTING -- INCLUDING QUARTERLY REPORTS TO SHAREHOLDERS. BRIDGES INVESTMENT COUNSEL, INC. PROVIDES THE STAFF PERSONNEL AND SERVICES FOR THESE TASKS, AND THE ADVISORY FIRM IS REIMBURSED AT ITS COST FOR THESE SERVICES.

     OTHER SERVICES -- THE FUND PAYS FOR THE SERVICES OF THE INDEPENDENT

AUDITOR, ARTHUR ANDERSEN LLP, 1700 FARNAM STREET, OMAHA, NEBRASKA 68102. THE FUND ALSO ABSORBS THE FEES AND COSTS OF THE CUSTODIAN AS DESCRIBED ON PAGES 10, 11, AND 24 OF THE PROSPECTUS -- PART A. BRIDGES INVESTOR SERVICES, INC., 8401 WEST DODGE ROAD, OMAHA, NEBRASKA 68114, ACTS AS DIVIDEND DISBURSING AND TRANSFER AGENT. THE FUND PAYS COSTS AND FEES PER THE TERMS OF AN AGREEMENT BETWEEN THE FUND AND SERVICES. THE FUND ALSO BEARS THE COST OF THE INSURANCE PREMIUMS TO PROVIDE $500,000 IN FIDELITY AND ERRORS AND OMISSIONS COVERAGES UNDER AN INVESTMENT COMPANY BLANKET BOND EFFECTIVE APRIL 1, 1988. ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT 05402-0730 IS THE CARRIER SUPPLYING THE COVERAGE. THE PERSONS OR CORPORATIONS IDENTIFIED IN THIS PARAGRAPH ARE THE ONLY PROVIDERS OF SERVICES TO THE FUND OTHER THAN BRIDGES INVESTMENT COUNSEL, INC.

     ARTHUR ANDERSEN LLP CONDUCTS THE ANNUAL AUDIT OF THE FUND'S OPERATION IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS, THE APPLICABLE REGULATIONS OF THE SECURITIES AND EXCHANGE COMMISSION, AND THE PROVISIONS OF THE INTERNAL REVENUE CODE. REPRESENTATIVES OF ARTHUR ANDERSEN LLP MEET WITH THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO ESTABLISH THE SCOPE OF EACH AUDIT. THE FEDERAL AND STATE INCOME TAX RETURNS ARE PREPARED BY THE STAFF OF ARTHUR


Bridges Investment Fund, Inc.       -16-             February 27, 1998
  Statement -- Part B



ANDERSEN LLP. LASTLY, ARTHUR ANDERSEN LLP PROVIDES CONSENTS TO PERMIT THE FILING OF FINANCIAL STATEMENTS WITH APPROPRIATE DOCUMENTS WITH THE SECURITIES AND EXCHANGE COMMISSION AT VARIOUS TIMES THROUGHOUT THE YEAR, AND A PARTNER OF THE FIRM OR HIS REPRESENTATIVE WILL BE IN ATTENDANCE AT THE ANNUAL MEETING OF STOCKHOLDERS TO ANSWER ANY INQUIRIES AT THAT TIME.

     THE SERVICES OF THE CUSTODIAN AND THE TRANSFER AGENT ARE DESCRIBED ON PAGES 10 AND 11 OF THE PROSPECTUS -- PART A.

BROKERAGE ALLOCATIONS AND OTHER PRACTICES

     TRANSACTIONS IN THE FUND'S PORTFOLIO OF SECURITIES ARE EFFECTED THROUGH MORE THAN A FEW BROKERS TO REFLECT THE AVAILABILITY OF SECURITY RESEARCH INFORMATION, EXECUTION AND OTHER OPEN MARKET SERVICES, AND GOODWILL OR OTHER FACTORS.

     THE TOTAL BROKERAGE FEES PAID ON SECURITIES TRANSACTIONS FOR THE FUND FOR THE LAST THREE FISCAL YEARS WERE: $4,668.50 IN 1995, $16,091.31 IN 1996, AND
   $23,917.11 IN 1997.      THE FUND'S MANAGEMENT HAS NO PLANS TO VARY THE
BROKERAGE COMMISSION ACTIVITY FROM THE PATTERN SHOWN DURING THE LAST THREE
FISCAL YEARS.  DURING    1997    , THE BROKERAGE COMMISSIONS ATTRIBUTED TO
SECURITY RESEARCH INFORMATION WERE    $23,917.11     OR    100.00%     OF THE
TOTAL.  THERE WERE NO COMMISSIONS ATTRIBUTED TO    SPECIAL BROKERAGE SERVICES OR
TO GOOD WILL IN 1997.

        FIFTEEN     BROKERS    WERE     USED BY THE FUND DURING    1997,
RESULTING IN AN AVERAGE COMPENSATION PER BROKERAGE FIRM OF    $1,594.48.
THE LARGEST AMOUNT RECEIVED BY ANY FIRM WAS    $5,000.00.      THE FUND HAS NO
PLANS TO CONCENTRATE SECURITIES TRANSACTION ORDERS WITH ANY SINGLE BROKER OR GROUP OF BROKERS. THERE WERE NO BROKERAGE CONCERNS OR INDIVIDUALS ACTING AS BROKERS WHO WERE AFFILIATED WITH THE FUND OR ITS INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC.

     THE RESEARCH INFORMATION PURCHASED WITH THE FUND'S BROKERAGE COMMISSIONS WAS PROVIDED TO THE FUND'S INVESTMENT ADVISER, BRIDGES INVESTMENT COUNSEL, INC., AND THIS MATERIAL BENEFITED ALL CLIENTS OF THAT FIRM, INCLUDING THE FUND. MANY CLIENTS OF BRIDGES INVESTMENT COUNSEL, INC. PARTICIPATE IN AN INFORMAL PROGRAM OF PLACING BROKERAGE TRANSACTIONS TO OBTAIN SECURITY RESEARCH INFORMATION; THUS, THE FUND AND ITS INVESTMENT ADVISER BENEFIT FROM THE BROKERAGE TRANSACTIONS OF MANY CLIENTS OF THE INVESTMENT ADVISER. MOST BROKERAGE FIRMS DO NOT PRICE THEIR RESEARCH SERVICES; THEREFORE, IT IS NOT POSSIBLE TO PLACE A MONETARY VALUE ON SUCH SERVICES.


Bridges Investment Fund, Inc.        17                   February 27, 1998
  Statement -- Part B


     THE ADVENT OF NEGOTIATED BROKERAGE COMMISSIONS ON MAY 1, 1975, ENDED THE UNIFORM COMMISSION SCHEDULE OF NEW YORK STOCK EXCHANGE MEMBER FIRMS. AS A RESULT, IT IS DIFFICULT TO CONSTRUCT STUDIES OF COMPARABLE COSTS AND SERVICES ON EACH SECURITY TRANSACTION OF THE FUND. ACCORDINGLY, THE DISINTERESTED DIRECTORS OF BRIDGES INVESTMENT FUND, INC. HAVE AGREED THAT BRIDGES INVESTMENT COUNSEL, INC. MAY CAUSE THE FUND TO PAY A MEMBER OF AN EXCHANGE, BROKER, OR DEALER AN AMOUNT OF COMMISSION FOR EFFECTING A SECURITIES TRANSACTION BY THE FUND IN EXCESS OF THE AMOUNT OF COMMISSION WHICH WOULD HAVE BEEN CHARGED BY ANOTHER PERSON FOR EFFECTING SUCH TRANSACTIONS, PROVIDING THAT BRIDGES INVESTMENT COUNSEL, INC. DETERMINES IN GOOD FAITH THAT SUCH COMMISSION WAS REASONABLE IN RELATION TO THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY SUCH EXCHANGE MEMBER, BROKER, OR DEALER SUBJECT ONLY TO THE LIMITATIONS AND DEFINITIONS CONTAINED IN SECTION 28(E) OF THE SECURITIES EXCHANGE ACT OF 1934 AND TO A PERIODIC REVIEW BY THE DISINTERESTED DIRECTORS OF THE ACTIONS OF THE INVESTMENT ADVISER IN DIRECTING THE BROKERAGE BUSINESS OF THE FUND. IN OTHER WORDS, BECAUSE OF THE PRACTICE OF USING SECURITIES TRANSACTIONS TO PURCHASE BROKERAGE SERVICES AND RESEARCH, THE FUND MAY NOT RECEIVE THE LOWEST POSSIBLE AGGREGATE EXECUTION COST WITH RESPECT TO ANY GIVEN BROKERAGE TRANSACTION.

     BRIDGES INVESTMENT COUNSEL, INC. IS ABLE TO SECURE DISCOUNTS FROM THE UNIFORM BROKERAGE COMMISSION SCHEDULE WHICH WAS IN EFFECT ON APRIL 30, 1975, FOR LISTED SECURITIES DURING THE PERIOD FROM MAY 1, 1975, THROUGH DECEMBER 31,
   1997.      THE BOARD OF DIRECTORS REVIEWS AND APPROVES THE LEVEL OF DISCOUNTS
AND THE ACTUAL BROKERAGE COSTS ON EACH TRANSACTION IN THE PORTFOLIO AT EACH QUARTERLY MEETING. THE INVESTMENT ADVISER BELIEVES THESE DISCOUNTS TO BE APPROPRIATE AND SIMILAR TO THOSE EARNED BY OTHER INSTITUTIONAL PORTFOLIOS OF THE SIZE OF THE FUND. MR. EDSON L. BRIDGES III, PRESIDENT OF THE FUND, SELECTS THE BROKERS TO BE EMPLOYED FOR SECURITIES TRANSACTIONS OF THE FUND, AND HE DETERMINES THE ACCEPTABILITY OF THE DISCOUNT.

CAPITAL STOCK AND OTHER SECURITIES


     CLASSES -- THE FUND OFFERS ONLY ONE CLASS OF SECURITY OUTSTANDING --

CAPITAL STOCK. THE TERMS OF THIS ISSUE ARE SET FORTH ON PAGE 12 OF THE PROSPECTUS. THERE ARE NO OTHER CLASSES OF SECURITIES AUTHORIZED BY THE ARTICLES OF INCORPORATION.

     CUMULATIVE VOTING -- THE TERMS OF THE ISSUANCE OF CAPITAL STOCK OF THE FUND

PROVIDE FOR CUMULATIVE VOTING. THIS PROVISION PERMITS A SHAREHOLDER TO ALLOCATE THE VOTES OF HIS SHARES TOWARDS ONE OR MORE DIRECTORS IN ORDER TO INCREASE THE INFLUENCE OF HIS OWNERSHIP TOWARDS THE DIRECTOR OR DIRECTORS SELECTED FOR HIS SUPPORT IN AN ELECTION OF DIRECTORS.


Bridges Investment Fund, Inc.       -18-              February 27, 1998
  Statement -- Part B



PURCHASE, REDEMPTION, AND PRICING OF SECURITIES BEING OFFERED


     GENERAL INFORMATION -- THE CAPITAL STOCK OF THE FUND IS OFFERED TO THE

PUBLIC AT NET ASSET VALUE PER SHARE THROUGH THE FUND'S OFFICE, WHICH IS THE ONLY POINT OF DISTRIBUTION FOR THE PROSPECTUS, PART A, THE STATEMENT OF ADDITIONAL INFORMATION, PART B, AND OTHER INFORMATION, PART C. THE PLANS FOR PURCHASE OF SHARES OF THE FUND ARE SET FORTH IN THE PROSPECTUS ON PAGES 15-22. THE FUND DOES NOT USE LETTERS OF INTENT, CONTRACTUAL ACCUMULATION PLANS, WITHDRAWAL PLANS, OR EXCHANGE PRIVILEGES. THE FUND DOES OFFER SERVICES IN CONNECTION WITH RETIREMENT PLANS -- PLEASE REFER TO PAGES 17-22 IN THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF THESE SERVICES.

     SHAREHOLDERS WHO REQUIRE ASSISTANCE IN GATHERING COST HISTORY AND SHARE INFORMATION REGARDING THEIR ACCOUNT WITH THE FUND SHOULD ANTICIPATE THAT BRIDGES INVESTOR SERVICES, INC. AS TRANSFER AGENT, WILL BILL THE DIRECT COSTS OF SUCH INVESTIGATIONS DIRECTLY TO THE SHAREHOLDER WITH AN EXPLANATION OF THE TYPE OF WORK CONDUCTED, THE DATES AND TIME COMMITTED, AND THE EXPENSES INCURRED BY SERVICES. IN THE NORMAL SITUATION, THE MAXIMUM CHARGE PER INQUIRY OF THIS TYPE WILL BE $25.00.

     VALUATION -- THE METHODS FOR DETERMINING THE NET ASSET VALUE PER SHARE OF

THE FUND FOR PURCHASE OF SHARES AND THE NET ASSET VALUE PER SHARE FOR THE REDEMPTION OF OR SALES OF SHARES BACK TO THE FUND ARE DESCRIBED ON PAGES 14 AND 15 OF THE PROSPECTUS. PLEASE REFER TO THOSE PAGES FOR SPECIFIC INFORMATION ON THESE MATTERS.

     SPECIMEN PRICE MAKE UP -- PLEASE REFER TO APPENDIX A ON PAGE 20 FOR A COPY

OF THE PRICE MAKE UP FORM USED BY THE FUND.  THE EXAMPLE OR ILLUSTRATION USES
THE ACTUAL DATA AND METHODS USED FOR THE FUND ON DECEMBER 31,    1997.      THE
AUDITED BALANCE SHEET INFORMATION WILL PROVIDE THE SAME INFORMATION WITH A DIFFERENT FORMAT AND CLASSIFICATION OF ITEMS FOR THE PURPOSE OF PROPER FINANCIAL STATEMENT PRESENTATION.

     OTHER DISCLOSURES -- THE FUND DOES NOT HAVE AN EXCESS OF THE OFFERING PRICE

TO DISTRIBUTE TO UNDERWRITERS. THE FUND PRICES ITS SHARES ONLY ONCE PER DAY AFTER THE CLOSE OF THE NEW YORK STOCK EXCHANGE. THERE IS NO DIFFERENCE IN THE NET OFFERING PRICE CHARGED TO THE GENERAL PUBLIC AND THAT PRICE WHICH IS CHARGED TO OFFICERS, DIRECTORS, AND EMPLOYEES OF EITHER THE FUND OR ITS INVESTMENT ADVISER. THE FUND DOES NOT USE RULE 2A-7 UNDER THE GENERAL RULES AND REGULATIONS OF THE INVESTMENT COMPANY ACT OF 1940 FOR THE PURPOSE OF PRICING ITS SHARES TO THE PUBLIC.


Bridges Investment Fund, Inc.        -19-              February 27, 1998
  Statement -- Part B




TAX STATUS


     THE FUND IS QUALIFIED OR INTENDS TO QUALIFY UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE (26 U.S.C. 851-856). THE FUND HAS NO SPECIAL OR UNUSUAL TAX ASPECTS SUCH AS TAXATION RESULTING FROM FOREIGN INVESTMENT, OR FROM STATES AS A PERSONAL HOLDING COMPANY, OR FROM ANY TAX LOSS CARRYFORWARD. REFER TO PAGE 13 OF THE PROSPECTUS FOR A MORE COMPLETE DISCUSSION OF FEDERAL TAXATION OF THE FUND.

UNDERWRITERS:  NONE.  CALCULATION OF PERFORMANCE DATA:  NONE.


NOTICE 1: AS A PROSPECTIVE INVESTOR OR SHAREHOLDER, YOU MAY BE INTERESTED IN SECURING PART C OF THIS FILING, AND YOU MUST RECEIVE PART A, THE PROSPECTUS, IN ORDER TO MAKE AN INVESTMENT IN THE FUND. YOU MAY REQUEST COPIES OF PARTS A, B, AND C FROM THE FUND'S OFFICE AT THE ADDRESS SHOWN ON THE COVER OF PART B. NOTICE 2: THE FUND'S MANAGEMENT AND BOARD OF DIRECTORS ENCOURAGES PROSPECTIVE INVESTORS AND SHAREHOLDERS TO REVIEW THE AUDITED FINANCIAL STATEMENTS, PARTICULARLY THE SCHEDULE OF INVESTMENTS, TO OBTAIN A USEFUL PERSPECTIVE ABOUT SECURITIES OWNED BY THE FUND.

FINANCIAL STATEMENTS


     THE AUDITED FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31,
   1997    , APPEAR AT PAGES 21-36 IN THIS PART B.  AS A UNIT, THESE STATEMENTS
INCLUDE: THE REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS, THE SCHEDULE OF PORTFOLIO INVESTMENTS, THE STATEMENT OF ASSETS AND LIABILITIES, THE STATEMENT OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS, AND NOTES TO FINANCIAL STATEMENTS.

     THE PRICE MAKE UP SHEET, APPENDIX A, IS SHOWN ON PAGE 20; THEN THE FINANCIAL STATEMENTS FOLLOW AS A UNIT TO COMPLETE THIS PART B.


Bridges Investment Fund, Inc.        -20-             February 27, 1998
  Statement  --  Part B








                              APPENDIX A(SPECIMEN)
                              PRICE MAKE UP SHEET
                               DECEMBER 31, 1997

JOURNAL FORM,
LEDGER FORM,                                                        ACTUAL BALANCE
SCHEDULE, OR                                                        OR MARKET
ACCOUNT NUMBER                                                      VALUE FIGURES

                    ACCOUNT (COST FIGURES IN PARENTHESES)

ASSETS

01A-DR-C            CASH-PRINCIPAL                                   $    18,214.64

01B-DR-C            CASH-INCOME                                            83,706.71

02A-LF51            DIVIDENDS RECEIVABLE                                   50,501.25

02B-LF52            INTEREST RECEIVABLE                                    69,608.18

04A-CRDJ            ACCTS. RECEIVABLE-SUBSCRIPTIONS TO CAPITAL STOCK       30,916.98

04B-CRDJ            ACCTS. RECEIVABLE-SECURITIES SOLD
07 -SCHEDULE 7      INV. IN SECURITIES (20,808,607.01)                 36,605,170.17

    CRS

                                     TOTAL ASSETS                      36,858,117.93



LIABILITIES:

13A-CRDJ            ACCTS. PAY.-REDEMPTIONS OF CAPITAL STOCK         $
13B-CRDJ            ACCTS. PAY.-PURCHASE OF SECURITIES
14A-CRDJ            ACCRUED LIAB.-OPERATING EXPENSES                       65,358.75

14B-CRDJ            ACCRUED LIAB.-TAXES
14 -CRDJ            DISTRIBUTIONS PAYABLE                                $145,224.05




                                                TOTAL LIABILITIES        $210,582.80


19                  NET ASSETS APPLICABLE TO OUTSTANDING
                    CAPITAL SHARES (TOT. ASSETS MINUS TOT. LIAB.)     $36,647,535.13


20 -CRDJ DR-TA      CAPITAL STOCK-TOTAL SHARES OUTSTANDING              1,262,818.371
                      NET ASSET VALUE PER SHARE
                        PURCHASE PRICE PER SHARE    $29.02                    $29.02
                        REDEMPTION PRICE PER SHARE  $29.02                X DIV. @  .115

EQUALIZATION COMPUTATION                  NET INVESTMENT INCOME                     0.00

                    (CURRENT QTR.)         (CURRENT QTR.)
DIVIDEND INCOME     $105,613.08           UNDISTRIBUTED NET INCOME                  0.00

INTEREST INCOME      100,567.37            (PREVIOUS QTRS.)

TOTAL INCOME         206,180.45             TOTAL ACCT. 21B                         0.00

                                          EQUALIZATION/SHARE                         .00

TAXES PAID          $                      ORDERS   /

EXPENSES UNPAID     $ 68,100.00           NET SHARES PURCH., REDEMP.         ,

,   .
REIMBURSED EXPENSES (         )           BALANCE, EQUALIZATION              5,236.90

TOT.EXP.POST CLOSE                        EQUALIZATION ENTRY

                                          EQUALIZATION FORWARD

NET INVESTMENT INC. $138,080.45           CAPITAL SHARES FORWARD          1,262,818.371




Bridges Investment Fund, Inc.          -21-          February 27, 1998
  Statement -- Part B




                              ARTHUR ANDERSEN LLP

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



TO THE SHAREHOLDERS AND THE BOARD OF DIRECTORS OF
BRIDGES INVESTMENT FUND, INC.:

     WE HAVE AUDITED THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES OF BRIDGES INVESTMENT FUND, INC., INCLUDING THE SCHEDULE OF PORTFOLIO INVESTMENTS, AS OF DECEMBER 31, 1997, AND THE RELATED STATEMENT OF OPERATIONS FOR THE YEAR THEN ENDED, THE STATEMENTS OF CHANGES IN NET ASSETS FOR EACH OF THE TWO YEARS IN THE PERIOD THEN ENDED, AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE FIVE YEARS IN THE PERIOD THEN ENDED. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS BASED ON OUR AUDITS.

     WE CONDUCTED OUR AUDITS IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS. OUR PROCEDURES INCLUDED CONFIRMATION OF
SECURITIES OWNED AS OF DECEMBER 31,    1997,     BY CORRESPONDENCE WITH THE
CUSTODIAN AND BROKERS. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS PROVIDE A REASONABLE BASIS FOR OUR OPINION.

     IN OUR OPINION, THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF
BRIDGES INVESTMENT FUND, INC. AS OF DECEMBER 31,    1997,     THE RESULTS OF ITS
OPERATIONS FOR THE YEAR THEN ENDED, THE CHANGES IN ITS NET ASSETS FOR EACH OF THE TWO YEARS IN THE PERIOD THEN ENDED, AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE FIVE YEARS IN THE PERIOD THEN ENDED, IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.


                                             ARTHUR ANDERSEN LLP


OMAHA, NEBRASKA
  JANUARY    16, 1998
Bridges Investment Fund, Inc.        -22-          February 27, 1998
  Statement -- Part B


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                               DECEMBER 31, 1997

                                                     Number      Market
                Title of Security                  of Shares      Value

      COMMON STOCKS - (85.1%)

Advertising - 0.3%
  Outdoor Systems, Inc.*                           3,000      $   115,500

Aircraft - Manufacturing  - 1.6%
  The Boeing Company                              12,000      $   587,250

Amusements - Recreation - Sporting Goods 0.6%
  Nike, Inc.                                       6,000      $   234,375

Banking and Finance  - 7.5%
  First National of Nebraska, Inc.                   230      $   851,000
  MBNA Corporation                                10,000          273,125
  NationsBank Corporation                          6,000          364,875
  Norwest Corporation                             12,000          465,000
  The Charles Schwab Corporation                   1,000           41,938
  SLM Holding Corporation                          2,000          278,250
  State Street Corporation                         8,000          465,500
                                                              -----------
                                                              $ 2,739,688
                                                              -----------

Beverages - Soft Drinks  - 2.4%
  PepsiCo, Inc.                                   24,000      $   870,000

Building Materials - Forest Products  - 0.7%
  Georgia-Pacific Corporation                      3,000      $   182,250
  Georgia-Pacific (Timber Group)*                  3,000           68,062
                                                              -----------
                                                              $   250,312
                                                              -----------

Chemicals  - 4.6%
  The Dow Chemical Company                         7,000      $   710,500
  Du Pont (E.I.) De Nemours & Company              8,000          480,500
  Monsanto Company                                12,000          504,000
                                                              -----------
                                                              $ 1,695,000
                                                              -----------

Communications - Radio and Television - 0.5%
  Clear Channel Communications, Inc.*              2,500      $   198,594



    *Nonincome-producing security


Bridges Investment Fund, Inc.          -23-              February 27, 1998
  Statement -- Part B

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1997
                                                     Number      Market
                Title of Security                  of Shares      Value

       COMMON STOCKS   (Continued)

Computers - Hardware and Software  - 8.7%
  Cisco Systems, Inc.*                             3,000      $   167,250
  Compaq Computer Corporation                      1,000           56,500
  Dell Computer Corporation *                      1,000           84,000
  EMC Corporation*                                 2,000           54,875
  HNC Software, Inc.*                              6,000          258,000
  Hewlett-Packard Co.                             12,000          748,500
  International Business Machines Corporation      2,000          209,250
  Microsoft Corporation*                           7,500          969,375
  Sun Microsystems, Inc.*                          4,000          159,500
  Transaction Systems Architects, Inc.*           13,000          494,000
                                                              -----------
                                                              $ 3,201,250
                                                              ------------

Drugs - Medicines - Cosmetics  - 8.8%
  Abbott Laboratories                              8,000      $   524,000
  Amgen, Inc.*                                     2,000          108,250
  Bristol-Myers Squibb Co.                         6,000          567,750
  Elan Corporation PLC ADR*                        6,000          307,125
  Johnson & Johnson                               10,000          658,750
  Merck & Co., Inc.                               10,000        1,060,000
                                                              -----------
                                                              $ 3,225,875
                                                              -----------

Electrical Equipment and Supplies  - 2.4%
  General Electric Co.                            12,000      $   880,500

Electronics  - 3.3%
  Intel Corporation                                8,000      $   562,000
  Motorola, Inc.                                   8,000          457,500
  Solectron Corporation *                          5,000          207,812
                                                              -----------
                                                              $ 1,227,312
                                                              -----------

Energy - Alternate Sources - 0.5%
  CalEnergy Co., Inc. *                            6,000      $   172,500

Finance - Real Estate  - 3.4%
  Freddie Mac                                     30,000      $ 1,258,125

Finance - Services  - 2.4%
  Capital One Financial Corporation               10,000      $   541,875
  First Data Corporation                           8,000          234,000
  Paymentech, Inc. *                               7,000          103,250
                                                              -----------
                                                              $   879,125
                                                              -----------

    *Nonincome-producing security


Bridges Investment Fund, Inc.           -24-             February 27, 1998
  Statement -- Part B

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1997
                                                     Number      Market
                Title of Security                  of Shares      Value

       COMMON STOCKS   (Continued)

Food - Miscellaneous Products  - 3.7%
  Philip Morris Companies, Inc.                   30,000      $ 1,357,500

Forest Products & Paper - 0.8%
  Kimberly-Clark Corporation                       6,000      $   295,875

Insurance - Mortgage - 0.9%
  MGIC Investment Corporation                      5,000      $   332,500

Insurance - Multiline  - 1.6%
  American International Group, Inc.               1,500      $   163,125
  General Re Corp.                                 2,000          424,000
                                                              -----------
                                                              $   587,125
                                                              -----------

Insurance - Municipal Bond - 1.8%
  MBIA, Inc.                                      10,000      $   668,125

Lumber and Wood Products  - 0.7%
  Weyerhaeuser Company                             5,000      $   245,313

Machinery - Construction & Mining  - 0.8%
  Caterpillar Inc.                                 6,000      $   291,000

Medical - Services - 0.4%
  HealthSouth Corporation *                        5,000      $   138,750

Metal Products - Miscellaneous  - 0.7%
  Nucor Corporation                                5,500      $   265,719

Motion Pictures and Theatres  - 1.9%
   The Walt Disney Company                         7,000      $   693,000

Oil Services - 0.2%
  Schlumberger, Ltd.                               1,000      $    80,500

Petroleum Producing  - 6.3%
  Amoco Corporation                                5,000      $   425,625
  Atlantic Richfield Company                       4,000          320,500
  Chevron Corporation                             10,000          770,000
  Exxon Corporation                                8,000          489,500
  Mobil Corporation                                4,000          288,750
                                                              -----------
                                                              $ 2,294,375
                                                              -----------
    *Nonincome-producing security


Bridges Investment Fund, Inc.           -25-              February 27, 1998
  Statement -- Part B

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1997

                                                     Number      Market
                Title of Security                  of Shares      Value

       COMMON STOCKS   (Continued)

Publishing - Newspapers  - 1.4%
  Gannett Co., Inc.                                8,000      $   494,500

Publishing - Electronic  - 1.1%
  Reuters Holdings PLC                             6,000      $   397,500

Restaurants - Retail - 0.2%
  Tricon Global Restaurants*                       2,400      $    69,750

Retail Stores - Apparel and Clothing  - 2.2%
  Gap, Inc.                                       22,500      $   797,344

Retail Stores - Building Materials and Home
                   Improvement - 0.9%
  The Home Depot, Inc.                             5,500      $   323,812

Retail Stores - Department  - 1.9%
  Dayton Hudson Corporation                       10,500      $   708,750

Retail Stores - Variety  - 0.8%
  Albertson's Inc.                                 6,500      $   307,125

Telecommunications  - 5.8%
  AirTouch Communications, Inc.*                   5,000      $   207,812
  GTE Corporation                                 10,000          522,500
  Sprint Corporation                               8,000          469,000
  West Teleservices Corporation*                  43,000          516,000
  WorldCom, Inc.*                                 13,000          393,250
                                                              -----------
                                                              $ 2,108,562
                                                              -----------

Transportation - Airfreight - 2.6%
  Eagle USA Airfreight, Inc. *                    20,000      $   570,000
  Federal Express Corporation *                    6,000          366,375
                                                              -----------
                                                              $   936,375
                                                              -----------

Transportation - Railroads  - 0.7%
  Union Pacific Corporation                        4,000      $   250,500
                                                              -----------



       TOTAL COMMON STOCKS (Cost - $15,608,641)               $31,179,406
                                                              -----------

    *Nonincome-producing security


Bridges Investment Fund, Inc.          -26-             February 27, 1998
  Statement -- Part B

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1997

                                                   Number of
                                                   Shares or
                                                   Principal     Market
                Title of Security                    Amount       Value
       PREFERRED STOCKS  (1.2%)

Banking and Finance - 0.7%
  CFC Capital Trust 9.375% Preferred, Series B     5,000      $   132,500

  CFB Capital II 8.20% Cumulative Preferred        5,000          128,125
                                                              -----------
                                                              $   260,625
                                                              -----------

Telecommunications - 0.5%
  AirTouch Communications, Inc. 4.25% Series C     3,000      $   186,938
    Convertible Preferred
                                                              ------------

       Total Preferred Stocks (Cost - $387,925)               $   447,563
                                                              -----------

       Total Stocks (Cost - $15,996,566)                      $31,626,969
                                                              -----------


      DEBT SECURITIES (13.6%)

Energy - Alternate Sources - 0.6%
  CalEnergy Co., Inc., 7.63% Notes
    due October 15, 2007                          $200,000    $   202,049

Food - Miscellaneous Products - 0.3%
  Super Valu Stores, Inc., 8.875%
    Promissory Notes, due June 15, 1999           $100,000    $   103,756

Household Appliances and Utensils - 0.3%
  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000    $   113,000

Office Equipment and Supplies - 0.3%
  Xerox Corporation, 9.750% Notes
    due March 15, 2000                            $100,000    $   107,417

Retail Stores - Department - 0.8%
  Dillard Department Stores, Inc., 7.850%
    Debentures, due October 1, 2012               $150,000    $   168,665

  Sears Roebuck & Co., 9.375% Debentures
    due November 1, 2011                           100,000        124,930
                                                              -----------

                                                              $   293,595
                                                              -----------

Bridges Investment Fund, Inc.            -27-             February 27, 1998
  Statement -- Part B

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1997
                                                   Principal     Market
                Title of Security                    Amount       Value

       DEBT SECURITIES   (Continued)

Transportation - Railroads - 0.4%
  Union Pacific Corporation 6.00%
    Notes, due September 1, 2003                  $150,000    $   146,134

U.S. Government - 9.1%
  U.S. Treasury, 9.000% Notes,
    due May 15, 1998                              $200,000    $   202,468

  U.S. Treasury, 9.125% Notes,
    due May 15, 1999                               200,000        209,000

  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000        214,719

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        213,875

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        213,500

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        243,813

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        323,719

  U.S. Treasury, 7.500% Notes,
    due February 15, 2005                          300,000        329,765

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        246,094

  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        318,516

  U.S. Treasury, 8.750% Bonds,
    due November 15, 2008                          200,000        227,781

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000        233,750

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        350,250
                                                              -----------
                                                              $ 3,327,250
                                                              -----------


Bridges Investment Fund, Inc.           -28-            February 27, 1998
  Statement -- Part B

                         BRIDGES INVESTMENT FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               DECEMBER 31, 1997

                                                   Principal     Market
                Title of Security                    Amount       Value

       DEBT SECURITIES   (Continued)

Commercial Paper - Short Term - 1.8%
  Ford Motor Credit Corp.
    Commercial Paper Note 6.10%
    due January 2, 1998                           $  425,000  $   425,000

  Prudential Funding Corp.
    Commercial Paper Note 5.77%
    due January 6, 1998                              260,000      260,000
                                                              -----------
                                                              $   685,000
                                                              -----------

      TOTAL DEBT SECURITIES (Cost - $4,812,041)               $ 4,978,201
                                                              -----------


TOTAL INVESTMENTS IN SECURITIES
  (Cost - $20,420,682)                               (99.9%)  $36,605,170
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.1%)       42,365
                                                              -----------
NET ASSETS, December 31, 1997                       (100.0%)  $36,647,535
                                                              ===========






                 The accompanying notes to financial statements
                     are an integral part of this schedule.
 Bridges Investment Fund, Inc.        -29-           February 27, 1998
   Statement -- Part B


                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENT OF ASSETS AND LIABILITIES


                               DECEMBER 31, 1997


                                                       Amount
ASSETS
  Investments, at market value
     Common and preferred stocks
       (cost $15,996,566)                           $31,626,969
     Debt securities (cost $4,812,041)                4,978,201
                                                    -----------

          Total Investments                         $36,605,170


  Cash                                                  101,921
  Receivables
     Dividends and interest                             120,110
     Subscriptions to capital stock                      30,917
                                                     ----------


TOTAL ASSETS                                        $36,858,118
                                                    ===========



LIABILITIES
  Dividend distributions payable                    $   145,224
  Investment advisor, management and
    service fees                                         47,978
  Accrued operating expenses                             17,381
                                                     ----------

TOTAL LIABILITIES                                   $   210,583
                                                    -----------


NET ASSETS
  Capital stock, $1 par value - Authorized
    3,000,000 shares,less 742,636 shares
    redeemed; 2,005,454 shares issued;
     1,262,818 shares outstanding                   $ 1,262,818

  Paid-in surplus -
     Excess over par value of amounts
     received from sale of 2,005,454 shares,
     less amounts paid out in redeeming
      742,636 shares                                 19,589,379
                                                    -----------

          Net capital paid in on shares             $20,852,197

  Accumulated net realized loss on investment
     transactions                                        (6,462)
  Net unrealized appreciation on investments         15,796,563
  Accumulated undistributed net investment
    income                                                5,237
                                                    -----------

TOTAL NET ASSETS                                    $36,647,535
                                                    ===========


NET ASSET VALUE PER SHARE                              $29.02
                                                       ======

OFFERING PRICE PER SHARE                               $29.02
                                                       ======

REDEMPTION PRICE PER SHARE                             $29.02
                                                       ======





                   The accompanying notes to financial statements
                    are an integral part of this statement.


Bridges Investment Fund, Inc.         -30-             February 27, 1998
  Statement -- Part B


                         BRIDGES INVESTMENT FUND, INC.


                            STATEMENT OF OPERATIONS


                      FOR THE YEAR ENDED DECEMBER 31, 1997



                                                        Amount      Amount
INVESTMENT INCOME
   Interest                                             $463,448
   Dividends                                             435,355
                                                        --------


        Total Investment Income                                    $898,803

EXPENSES
   Management fees                                      $170,328
   Custodian fees                                         33,712
   Insurance                                              15,656
   Bookkeeping services                                   15,166
   Printing and supplies                                  10,925
   Professional services                                  10,900
   Dividend disbursing and transfer
        agent fees                                        10,073
   Computer programming                                    5,200
   Foreign taxes paid on dividends                         1,316
   Taxes and licenses                                      1,065
                                                        --------


        Total Expenses                                             $ 274,341
                                                                   ---------


           NET INVESTMENT INCOME                                   $ 624,462
                                                                   ---------



NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS

   Net realized gain on transactions in
        investment securities                           $ 380,365

   Net increase in unrealized
        appreciation of investments                     5,456,770
                                                        ---------


        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $5,837,135
                                                                   ----------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $6,461,597
                                                                   ==========




                   The accompanying notes to financial statements
                    are an integral part of this statement.


Bridges Investment Fund, Inc.           -31-              February 27, 1998
  Statement -- Part B


                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENTS OF CHANGES IN NET ASSETS


                 FOR THE YEAR ENDED DECEMBER 31, 1997 AND 1996





                                                 1997           1996

INCREASE IN NET ASSETS
  Operations -
     Net investment income                   $    624,462    $  639,251
     Net realized gain on transactions
       in investment securities                   380,365       310,925
                                             ------------    ----------
     Net increase in unrealized
       appreciation of investments              5,456,770     3,502,945

           Net increase in net assets
           resulting from operations         $  6,461,597    $4,453,121

  Net equalization credits                          3,157         4,640

  Distributions to shareholders from -
     Net investment income                       (624,462)     (639,251)
     Net realized gain from investment
       transactions                              (383,918)     (304,773)
  Equalization                                     (2,651)       (4,109)
  Net capital share transactions                1,944,324     1,687,114
                                               -----------   -----------


           Total Increase in Net Assets      $  7,398,047    $5,196,742


NET ASSETS:
  Beginning of year                            29,249,488    24,052,746
                                              -----------   -----------


  End of year (including accumulated
     undistributed net investment income
     of $5,237 and $4,732, respectively)     $ 36,647,535   $29,249,488
                                             ============   ===========





                   The accompanying notes to financial statements
                   are an integral part of these statements.


Bridges Investment Fund, Inc.        -32-           February 27, 1998
  Statement -- Part B


                         BRIDGES INVESTMENT FUND, INC.


                         NOTES TO FINANCIAL STATEMENTS


                               DECEMBER 31, 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


          Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is long-term capital appreciation. In pursuit of that objective, the Fund invests primarily in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  Investments -


               Security transactions are recorded on the trade date at purchase cost or sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

               Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value. Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange. If no sales were reported on that day, quoted market value represents the closing bid price. The cost of investments reflected in the statement of assets and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes. The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.






                                                                      Net
                                                   1997     1996    Change


          Net unrealized appreciation
          (depreciation):

          Aggregate gross unrealized
           appreciation on
           securities                   $16,375,653  $10,462,757

          Aggregate gross unrealized
           depreciation on
           securities                      (579,090)    (122,964)
                                        -----------  -----------
                         Net            $15,796,563  $10,339,793  $5,456,770
                                        ===========  ===========  ==========





          The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities. The gain computed on the basis of average cost would have been substantially the same as that reflected in the accompanying statement of operations.



Bridges Investment Fund, Inc.             -33-            February 27, 1998
  Statement -- Part B



     B. Federal Income Taxes -


               It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, including the distribution of substantially all taxable income including net realized gains on sales of investments. Therefore, no provision is made for Federal income taxes.

     C. Distribution To Shareholders -


               The Fund accrues dividends to shareholders on the ex-dividend date.

     D. Equalization -


               The Fund uses the accounting practice of equalization by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

     E. Use of Estimates


               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(2)  INVESTMENT ADVISORY CONTRACT


          Under an Investment Advisory Contract, Bridges Investment Counsel, Inc. (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.

          The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically identified in the Investment Advisory Contract.




Bridges Investment Fund, Inc.              -34-           February 27, 1998
  Statement -- Part B

(3)  DIVIDEND DISBURSING AND TRANSFER AGENT


          Effective October 1, 1987, dividend disbursing and transfer agent services are provided by Bridges Investor Services, Inc. (Transfer Agent). The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer Agent.




(4)       SECURITY TRANSACTIONS
          The cost of long-term investment purchases during the years ended December 31, was:





                                                         1997           1996

      United States government obligations          $    --        $  915,945
      Other Securities                               6,360,243      1,597,324
                                                    ----------     ----------

                    Total Cost                      $6,360,243     $2,513,269
                                                    ==========     ==========




            Net proceeds from sales of long-term investments during the years ended December 31, were:




                                                         1997           1996

      United States government obligations         $  200,000     $  423,528
      Other Securities                              2,388,453      1,567,634
                                                   ----------     ----------


                     Total Net Proceeds            $2,588,453     $1,991,162
                                                   ==========     ==========



                     Total Cost Basis of
                       Securities Sold             $2,208,087     $1,680,237
                                                   ==========     ==========





(5)  NET ASSET VALUE


           The net asset value per share represents the effective price for all subscriptions and redemptions.




Bridges Investment Fund, Inc.            -35-             February 27, 1998
  Statement -- Part B


(6)  CAPITAL STOCK


      Shares of capital stock issued and redeemed are as follows:





                                                         1997           1996


            Shares sold                                   95,567       88,405
            Shares issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              security transactions                       32,365       34,880
                                                         -------      --------

                                                         127,932      123,285
            Shares redeemed                               55,945       49,074
                                                         -------      -------

              Net increase                                71,987       74,211
                                                          ======       ======




      Value of capital stock issued and redeemed is as follows:




                                                         1997            1996



          Shares sold                                  2,553,754    $1,992,810
          Shares issued to shareholders in
            reinvestment of net investment
            income and realized gain from
            security transactions                        884,491       832,894
                                                       ---------    ----------

                                                       3,438,245    $2,825,704
          Shares redeemed                              1,493,921     1,138,590
                                                       ---------    ----------

            Net increase                              $1,944,324    $1,687,114
                                                      ==========    ==========



(7)  DISTRIBUTION TO SHAREHOLDERS


          On December 2, 1997 a cash distribution was declared from net investment income accrued through December 31, 1997. This distribution was ultimately calculated as $.115 per share aggregating $145,224. (This dividend includes $2,651 that represents a return of capital distribution to shareholders for Federal income tax purposes.) The dividend will be paid on January 22, 1998, to shareholders of record on December 31, 1997.


(8)  DERIVATIVE FINANCIAL INSTRUMENTS


          In October, 1994, the Financial Accounting Standards Board issued
     Statement of Financial Accounting Standards No. 119, Disclosure about
     Derivative Financial Investments and Fair Value of Financial Instruments.
     The Fund has not entered into any such investment or investment contracts.
     A covered call option contract is a form of a financial derivative instrument. The Fund's investment and policy restrictions do permit the Fund to sell or write covered call option contracts under certain circumstances and limitations as set forth in the Fund's prospectus.



Bridges Investment Fund, Inc.             -36-             February 27, 1998
  Statement -- Part B



FINANCIAL HIGHLIGHTS*


          Per share income and capital changes for a share outstanding for each of the last five years were:





                                            1997      1996      1995      1994      1993

Net Asset Value, Beginning of Period     $24.56    $21.54    $17.10    $17.80    $17.51


Income From Investment Operations

  Net Investment Income                  $  .51    $  .55    $  .58    $  .59    $  .61
  Net Gains or (Losses) on Securities
   (both realized and unrealized)
                                           4.77      3.28      4.63      (.52)      .46
                                           ----      ----      ----      -----     ----

     Total From Investment Operations    $ 5.28    $ 3.83    $ 5.21    $  .07    $ 1.07
Less Distributions

  Dividends from net investment income   $ (.51)   $ (.55)   $ (.58)   $ (.59)    $(.61)
  Distributions from capital gains         (.31)     (.26)     (.19)     (.18)     (.17)
                                         -------   -------    ------    ------    ------

    Total Distributions                  $ (.82)   $ (.81)   $ (.77)   $ (.77)   $ (.78)
                                         -------   -------   -------   -------   -------


Net Asset Value, End of Period           $29.02    $24.56    $21.54    $17.10    $17.80
                                         ======    ======    ======    ======    ======



Total Return                              21.47%    17.78%    30.46%      .39%     6.18%


Ratios/Supplemental Data


  Net Assets, End of Period
   (in thousands)
                                         $36,648   $29,249   $24,052   $18,096   $17,991

  Ratio of Expenses to Average
   Net Assets**<F1>
                                             .81%      .87%      .89%      .90%      .90%

  Ratio of Net Income to
   Average Net Assets **<F1>
                                            2.64%     3.23%     3.80%     4.25%     4.32%

  Portfolio Turnover Rate                      8%        8%        7%       10%       11%

  Avg. Commission Rate Paid ***<F2>        .1003     .1900     .1222     .1470     .1253





         * Per share income and capital change data is computed using the weighted average number of shares outstanding method.
     <F1>** Average net asset data is computed using monthly net asset value figures.
   <F2> *** Cents Per Share.


Bridges Investment Fund, Inc.        1                   February 27, 1998
  Other Information -- Part C



                                     PART C
                               OTHER INFORMATION



OTHER INFORMATION            Bridges Investment Fund, Inc.
                             CAPITAL STOCK
   February 27, 1998             8401 West Dodge Road
                               Omaha, Nebraska   68114
                                    402-397-4700


                                       Contents                      Page No.

Item 24.  Financial Statements and Exhibits...............................2-7

Item 25.  Persons Controlled by or Under Common Control....................7

Item 26.  Number of Holders of Securities..................................8

Item 27.  Indemnification................................................. 8

Item 28.  Business and Other Connections of Investment Adviser...........8-10

Item 29.  Principal Underwriters ...,,....................................10

Item 30.  Location of Accounts and Records................................10

Item 31.  Management Services.............................................10

Item 32.  Undertakings....................................................10


SIGNATURES                                                                11


SUMMARY PROSPECTUS                                                      None


Bridges Investment Fund, Inc.             -2-           February 27, 1998
  Other Information  --  Part C





                                Special Notices

     . This Other Information is not a Prospectus.

     . This Other Information should be read in conjunction with Part A, the
       Prospectus of Bridges Investment Fund, Inc. dated February    27,
       1998,     and Part B, Statement of Additional Information.

     . Copies of the Part A and Part B filings of Bridges Investment Fund, Inc.
       may be obtained from the office of the Fund at the address shown above.

     . The date of this Other Information is February    27, 1998    .


Item 24.  Financial Statements and Exhibits                            Page

            (a)  Financial Statements                                Part C

                     Consent of Independent Public Accountants            3
                                                                     Part B

                     Report of Independent Public Accountants            21
                     Schedule of Portfolio Investments                22-28
                     Statement of Assets and Liabilities                 29
                     Statement of Operations                             30
                     Statements of Changes in Net Assets                 31
                     Notes to Financial Statements                    32-36


            (Item 24 continues after the Consent of Independent Public
             Accountants)


Bridges Investment Fund, Inc.            -3-        February 27, 1998
  Other Information -- Part C



                              ARTHUR ANDERSEN LLP


                   CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS





As independent public accountants, we hereby consent to the use of our reports and to all references to our Firm included in or made a part of this Registration Statement.


                                       ARTHUR ANDERSEN LLP


Omaha, Nebraska,

  February    27, 1998


Bridges Investment Fund, Inc.          -4-             February 27, 1998
  Other Information -- Part C




Item 24.  Financial Statements and Exhibits (continued)


      (b)  Exhibits:

          1.The Articles of Incorporation, filed with the Form N-8B-1 and amendments thereto, in File No. 811-1209, are hereby incorporated by reference.

          2.The By-Laws, filed with the Form N-8B-1 and amendments thereto, in File No. 811-1209, are hereby incorporated by reference.

          3.Item 1 (b)(3) Not applicable

          4.The Specimen Stock Certificate, filed with the Form S-5, in File
            No. 2-21600, is hereby incorporated by reference.

          5.The Investment Advisory Agreement and Amendatory Advisory Agreement filed with Amendment No. 2 to the Form N-8B-1 in File No. 811-1209 are hereby incorporated by reference.

          6.Item 1(b)(6) Not applicable

          7.Item 1(b)(7) Not applicable

          8.The Custodian Agreement and Amendatory Custodian Agreement filed with Amendment No. 1 to the Form N-8B-1 in File No. 811-1209 are hereby incorporated by reference.

          9.Item 1(b)(9) Not applicable

          10.The opinion and consent of counsel dated July 12, 1963, as to the legality of securities issued, filed as Exhibit F of the original Form S-5 in File No. 2-21600, are hereby incorporated by reference.

          11.Item 1(b)(11) Not applicable

          12.Item 1(b)(12) Not applicable

          13.Written Assurance, specimen copy, by initial investors in the Fund is incorporated by reference to Post-Effective Amendment No. 21 to File No. 2-21600 and Amendment No. 7 to File No. 811-1209.


Bridges Investment Fund, Inc.            -5-           February 27, 1998
  Other Information -- Part C



          14.Copies of the model plans used to establish retirement plans are hereby incorporated by reference as follows:

               a) Exhibit SE-1 filed with Post-Effective Amendment No. 1 to the
                  Form S-5, File No. 2-21600, is hereby incorporated by Reference, including Amendments thereto with Post-Effective Amendments No. 2, 3 and 13. These materials relate to the Self-Employed Retirement Keogh Plans.

               b) Amendment No. 5 to Exhibit SE-1, Second Amendment to Bridges
                  Investment Fund, Inc. Standard Profit Sharing and Retirement Plan is hereby incorporated by reference.

               c) Amendment No. 6 to Exhibit SE-1, Revised Bridges Investment
                  Fund, Inc. Standard Profit Sharing and Retirement Plan, is hereby incorporated by reference.

               d) Amendment No. 7 to Exhibit SE-1, Standard Self-Employed
                  Retirement Act Plan (as Amended and Restated as of January 1,
                  1982) is hereby incorporated by reference.

               e) Exhibit IDA-1, Bridges Investment Fund, Inc. Individual
                  Retirement Act Custodian Agreement, is hereby incorporated by reference.

               f) Amendment No. 2 to Exhibit IDA-1, Individual Retirement Act
                  Custodial Agreement, as Amended and Restated effective the 1st day of January, 1982, is hereby incorporated by reference.

               g) Amended and Restated Standard Retirement Plan as of January 1,
                  1984, is hereby incorporated by reference.

               h) Amendment No. 3 to Exhibit IDA-1, Individual Retirement Act
                  Custodial Agreement, as Amended and Restated effective January 1, 1985, is hereby incorporated by reference.

               i) Amended and Restated Standard Retirement Plan, including
                  Application Forms, Participant Request For Distribution Forms, and Designation of Beneficiary Forms, and the Standard Custodial Agreement.


Bridges Investment Fund, Inc.            -6-           February 27, 1998
  Other Information -- Part C



               j) Amended and Restated Standard Retirement Plan as described in
                  (i) above, corrected to final text approval by the Internal Revenue Service on July 31, 1990.

               k) Amended and Restated Individual Retirement Account Custodial
                  Agreement as described in (h) above corrected to final text approval by the Internal Revenue Service on June 11, 1993.

               l) Amendment to Bridges Investment Fund, Inc. Standard Retirement
                  Plan effective January 1, 1994, as adopted on March 29, 1994.

               m)    Model Amendment for Qualified Military Service, Model
                  Amendment for SIMPLE 401(k) Provisions, and a new Profit Sharing Plan Application Form reflecting the SIMPLE 401(k) Provisions at Part III all related to the Standard Retirement Plan -- No. 001.

               n)    Bridges Investment Fund, Inc. SIMPLE Individual Retirement
                  Custodial Account Master Plan, including Application Form, Custodial Agreement, Disclosure Statement, Notice to Eligible Employees, Summary Description, Salary Reduction Agreement, Beneficiary Designation, and Request for Distribution
                  Form.

          15.Item 24(b)(15) Not applicable

          16.Item 24(b)(16) Not applicable

          17.Exhibit 17, Reference Item 24(b)(1) and Original Filing Exhibit 1,
             Articles of Amendment to The Articles of Incorporation of Bridges Investment Fund, Inc. hereby incorporated by reference.

          18.Exhibit 18, Reference to Item 24(b)(8) and Original Filing Exhibit
             5, Amendatory Agreement to Custodian Agreement dated October 13, 1987, is hereby incorporated by reference.

          19.Exhibit 19, Reference to Item 24(b)(9)(i) Agreement dated July 14,
             1987, to appoint Bridges Investor Services, Inc. as Dividend Disbursing and Transfer Agent, is hereby incorporated by reference.


Bridges Investment Fund, Inc.          -7-           February 27, 1998
  Other Information -- Part C




          20.Exhibit 20, Reference to Item 24(b)(a)(ii) Agreement dated October
             13, 1987, to establish jointly insured status for Bridges Investment Fund, Inc. and Bridges Investor Services, Inc. under the Federal Insurance Company registered investment management company bond, is hereby incorporated by reference.

          21.Exhibit 21, Reference to Item 24(b)(9)(iii) Agreement dated October
             13, 1987, to establish jointly insured status under ICI Mutual Insurance Company fidelity blanket bond between Bridges Investment Fund, Inc.; Bridges Investor Services, Inc.; Bridges Investment Counsel, Inc.; and Edson Bridges II Investment Counsel in California, a proprietorship, is hereby incorporated by reference.

          22.Exhibit 22, Reference to Item 24(b)(10), and Original Filing
             Exhibit F, the opinion and consent of legal counsel, February 25, 1988, as to the legality of securities issued, is hereby incorporated by reference.

          23.Exhibit 23-A, Stock Subscription and Order Form (Revision 02-24-
             1989) to be used by new investors on effective date of this filing.

          24.Exhibit 24B, Stock Subscription and Order Form (Revision 02-26-
             1990) to be used by investors on the effective date for this filing.

          25.Exhibit 25, Articles of Amendment To The Articles of Incorporation of Bridges Investment Fund, Inc. Reference Item 24(b)(1) and Original Filing of The Articles of Incorporation as Exhibit 1, the terms of which and all other amendments are hereby incorporated by reference.

          26.Exhibit 26, Custody Agreement between Bridges Investment Fund, Inc.
             and the First National Bank of Omaha dated April 23, 1997, to be placed electronically in File No. 811-1209. This Custody Agreement becomes effective on July 1, 1997, wherein the First National Bank of Omaha becomes Successor Custodian to First Bank N.A., Omaha, Nebraska.

Item 25.  Persons Controlled by or under Common Control with Registrant


          Not applicable


Bridges Investment Fund, Inc.          -8-            February 27, 1998
  Other Information -- Part C




Item 26.  Number of Holders of Securities


                  (1)                                 (2)
                                                Number of Record
            Title of Class                          Holders*

             Capital Stock                            501
      * Holders as of January    31, 1998


Item 27.  Indemnification


            Not applicable

Item 28.  Business and Other Connections of Investment Adviser


          Edson L. Bridges II is the President and a Director of Bridges Investment Counsel, Inc., as well as being Chairman and Chief Executive Officer and a Director of Bridges Investment Fund, Inc. Mr. Bridges II is President and a Director of Bridges Investor Services, Inc. Mr. Bridges II has a principal profession in investment counselling. During the last two fiscal years for the Fund, Mr. Bridges II acted for his own account in the capacity of director, officer, employee, partner or trustee in the following businesses or activities:

Name and Principal                          Position with
Business Address                            Business or Activity


Edson L. Bridges II                         Proprietor
Investment Counsel in California
8401 West Dodge Road
Omaha, Nebraska  68114

N. P. Dodge Company                         Director
Real Estate Brokers and Management
8701 West Dodge Road
Omaha, Nebraska  68114

JAT Corporation                             Director
    8401 West Dodge Road
Omaha, Nebraska 68114


Bridges Investment Fund, Inc.          -9-              February 27, 1998
  Other Information -- Part C





Provident Trust Company                     President and
256 Durham Plaza                            Director
8401 West Dodge Road
Omaha, Nebraska  68114

Store Kraft Manufacturing Company           Director
Beatrice, Nebraska 68310

West Omaha Land & Cattle Company            A Partner
8401 West Dodge Road
Omaha, Nebraska  68114

          The question in this item uses the terms substantial nature in requiring a response. None of the foregoing relationships are substantial in terms of time commitment or compensation received as they may require only several hours per month or per calendar quarter of Mr. Bridges' time. One exception to this statement would be Edson
          L. Bridges II, Investment Counsel in California, which is part of Mr. Bridges' principal profession. The other exception would be Provident Trust Company. Refer to page 10 for additional comments.

          Mr. Bridges II acts as a Trustee or Co-Trustee, primarily for revocable and testamentary trusts which have investment advisory client relationships with either Bridges Investment Counsel, Inc. or Investment Counsel in California.

          Mr. Edson L. Bridges III is Executive Vice President-Investments of Bridges Investment Counsel, Inc. and a Director of that Company. Mr. Bridges III is President and Director of Bridges Investment Fund, Inc. and Vice President and Director of Bridges Investor Services, Inc.
          Mr. Bridges III has a principal profession of investment counselling. During the last two fiscal years for the Fund, Mr. Bridges III acted for his own account in the capacity of director, officer, employee, partner, or trustee in the following businesses or activities:

Name and Principal                     Position with
Business Address                       Business or Activity


Provident Trust Company                Vice President
256 Durham Plaza                       and Director
8401 West Dodge Road
Omaha, Nebraska  68114


Bridges Investment Fund, Inc.        -10-              February 27, 1998
  Other Information -- Part C




Stratus Fund, Inc.                     Director
500 Centre Terrace
1225 "L" Street
Lincoln, Nebraska  68508


          Provident Trust Company was granted a charter by the State of Nebraska Department of Banking on March 11, 1992. Trust business activities commenced on March 14, 1992. Provident has a Management Agreement with Bridges Investment Counsel, Inc. that was entered into on March 26, 1991. Mr. Bridges II and Mr. Bridges III were active during
             1997     with assistance to Provident Trust Company for the conduct
          of its operations and services.  On December 31,    1997,
          Provident Trust Company was responsible to    441     customer
          accounts with assets valued at    $354,116,000.

Item 29.  Principal Underwriters


          Not applicable

Item 30.  Location of Accounts and Records

          The principal records for the Fund to maintain under Rule 31a-3 of The Investment Company Act of 1940 are maintained by the Fund and its investment adviser at the offices of the Fund, Suite 256, Durham Plaza, 8401 West Dodge Road, Omaha, Nebraska 68114. The persons in charge of the corporate records are Mrs. Mary Ann Mason, Secretary, and Mrs. Nancy K. Dodge, Treasurer. Documents of original entry regarding the safekeeping of securities, disbursing of dividends and transfer agency work are maintained by Bridges Investor Services, Inc.

Item 31.  Management Services


          Not applicable

Item 32.  Undertakings


          Not applicable


Bridges Investment Fund, Inc.           -11-          February 27, 1998
  Other Information -- Part C




                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485a under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 27th day of February, 1998.

                                                BRIDGES INVESTMENT FUND, IN

                                                BY /s/ Edson L. Bridges II

                                                Edson L. Bridges II, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Edson L. Bridges II                     Chairman        February 27, 1998

Edson L. Bridges II                                                Date


/s/ Nancy K. Dodge                         Treasurer         February 27, 1998

Nancy K. Dodge                                                     Date


                                            Director
Frederick N. Backer                                                Date


/s/ Edson L. Bridges II                     Director          February 27, 1998

Edson L. Bridges II                                                Date


/s/ Edson L. Bridges III                    Director          February 27, 1998

Edson L. Bridges III                                               Date


/s/ N. P. Dodge, Jr.                        Director          February 27, 1998

N. P. Dodge, Jr.                                                   Date

/s/ John W. Estabrook                       Director          February 27, 1998

John W. Estabrook                                                  Date


                                            Director
Jon D. Hoffmaster                                                  Date


Bridges Investment Fund, Inc.           -12-           February 27, 1998
  Other Information -- Part C




/s/ John J. Koraleski                       Director        February 27, 1998

John J. Koraleski                                                Date


                                            Director
Roger A. Kupka                                                   Date


                                            Director
Gary L. Petersen                                                 Date


/s/ Roy A. Smith                            Director        February 27, 1998

Roy A. Smith                                                     Date


/s/ L.B. Thomas                             Director        February 27, 1998

L.B. Thomas                                                      Date